UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Income Funds
Mutual Funds
Nuveen Taxable Fixed
February 28, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Credit Income Fund FJSIX FCSIX — FJSYX
Nuveen Flexible Income Fund NWQAX NWQCX NQWFX NWQIX
Nuveen Floating Rate Income Fund NFRAX NFFCX NFRFX NFRIX
Nuveen High Yield Income Fund NCOAX NCFCX NCSRX NCOIX
Nuveen Preferred Securities and Income Fund NPSAX NPSCX NPSFX NPSRX
Nuveen Strategic Income Fund FCDDX FCBCX FSFRX FCBYX

Life is
Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios and Holdings Summaries 8
Yields 21
Expense Examples 23
Statement of Assets and Liabilities 108
Statement of Operations 110
Statement of Changes in Net Assets 112
Financial Highlights 118
Notes to Financial Statements 130
Additional Fund Information 148
Glossary of Terms Used in this Report 149
Liquidity Risk Management Program 152

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
March 2023, the Fed raised the target fed funds rate by 4.75% to a range of 4.75% to 5.00%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, which has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much. Additionally, the recent collapse of two regional U.S. banks, Silicon Valley Bank and Signature Bank, and major
European bank Credit Suisse, is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-
term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
April 20, 2023

Important Notices

For Shareholders of
Nuveen Credit Income Fund
Nuveen Flexible Income Fund
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund
Nuveen Preferred Securities and Income Fund
Nuveen Strategic Income Fund
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s August 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview, Expense Ratios and Holding Summaries section within this report.
Portfolio Manager Change for the Nuveen Flexible Income Fund
Effective October 31, 2022, Steve T. Peña, Managing Director, was added as a portfolio manager of the Nuveen Flexible Income
Fund. Thomas J. Ray and Susi Budiman continue to serve as portfolio managers of the Fund.
Subsequent Events – Portfolio Manager Changes for Nuveen Credit Income Fund
Effective March 21, 2023, Mark Zheng, CFA, has been added as a portfolio manager of the Nuveen Credit Income Fund. Jean
C. Lin, Karina Bubeck, Aash Parekh and Brenda A. Langenfeld will continue to serve as portfolio managers for the Fund. Anders
Persson will no longer serve as a portfolio manager of the Fund.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen Credit Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. This Fund is subject to the risks of investing in loans, including senior loans and secured and unsecured junior loans.
Unsecured loans are not backed by a security interest in collateral and involve a higher degree of risk than secured loans. Loans are also subject to settlement risk due to the lack of established settlement standards or remedies for failure to settle, and may have limited restrictive covenants on borrowers, which may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. The Fund may also invest in a pool of loans through collateralized loan obligations (CLOs). In addition to the risks associated with loans and high yield securities, CLOs are subject to the risk that distributions from the collateral may not be adequate to make interest or other payments owed to the Fund. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. Preferred securities are subordinate to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk.
Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities
(CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as call, derivatives, illiquid investments, interest rate, market, and valuation risks, are described in detail in the
Fund’s prospectus.
Nuveen Flexible Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt and fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk and adverse economic developments. Concentration in the financial services sector may involve greater exposure to adverse economic or regulatory occurrences. Equity investments such as those held by the Fund, are subject to market risk, common stock risk, covered call risk, short sale risk, and derivatives risk.
Nuveen Floating Rate Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the underlying securities. This Fund is subject to loan settlement risk due to the lack of established settlement standards or remedies for failure to settle.
Nuveen High Yield Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.
Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan settlement risk due to the lack of established settlement standards or remedies for failure to settle and covenant lite loan risk, which is the risk that loans with limited restrictive covenants on borrowers may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. Non-U.S.
investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, call, derivatives, income, and unrated securities risks, are described in detail in the Fund’s prospectus.
Nuveen Preferred Securities and Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, illiquid securities risk, concentration risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
Nuveen Strategic Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, derivatives risk, dollar roll transaction risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The Fund gains additional exposure to currency rates, and therefore to the risk of currency fluctuation, through investment in foreign currency contracts. The risks of foreign investments are magnified in emerging markets. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of a Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Credit Income Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Bond Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 8/30/01 1.90% (5.06)% 1.42% 2.65% 1.15% 1.00%
Class A Shares at maximum Offering
Price 8/30/01 (2.98)% (9.58)% 0.45% 2.16% — —
Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Bond Index — 2.52% (5.45)% 2.85% 4.09% — —
Lipper Global High Yield Funds
Classification Average — 2.42% (5.66)% 1.57% 2.91% — —
Class C Shares at NAV 8/30/01 1.54% (5.79)% 0.65% 2.05% 1.90% 1.75%
Class C Shares at maximum Offering
Price 8/30/01 0.55% (5.79)% 0.65% 2.05% — —
Class I Shares 8/30/01 2.04% (4.93)% 1.61% 2.89% 0.90% 0.75%

Fund Performance, Expense Ratios and Holdings Summaries
February 28,
2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 60 .6%
Asset-Backed and Mortgage-
Backed Securities 22 .2%
Variable Rate Senior Loan
Interests 10 .3%
$1,000 Par (or similar)
Institutional Preferred 3 .0%
Sovereign Debt 2 .2%
Contingent Capital Securities 1 .2%
$25 Par (or similar) Retail
Preferred 0 .6%
Common Stocks 0 .0%
Investments Purchased with
Collateral from Securities
Lending 5 .6%
Other Assets & Liabilities, Net (5.7)%
Net Assets 100%
Bond Credit Quality
(% of total long-term fixed income)
BBB 10.9%
BB or Lower 76.3%
N/R (not rated) 12.8%
Total 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Oil, Gas & Consumable Fuels 11.8%
Media 9.9%
Hotels, Restaurants & Leisure 8.6%
Chemicals 6.4%
Health Care Providers & Services 4.8%
Diversified Telecommunication
Services 4.0%
Insurance 2.9%
Specialty Retail 2.8%
Metals & Mining 2.7%
Capital Markets 2.7%
Aerospace & Defense 2.6%
Airlines 2.3%
Commercial Services & Supplies 2.2%
Auto Components 2.2%
Trading Companies &
Distributors 2.1%
Automobiles 2.0%
IT Services 1.8%
Energy Equipment & Services 1.7%
Food & Staples Retailing 1.7%
Machinery 1.6%
Software 1.5%
Professional Services 1.5%
Independent Power Producers &
Energy Traders 1.4%
Gas Utilities 1.3%
Wireless Telecommunication
Services 1.3%
Other 16.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Flexible Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Flexible Income Blended Benchmark. The Fund’s
Blended Benchmark consist of: 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% (1.25%
after July 31, 2024) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2024, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/09/09 0.67% (7.51)% 1.91% 3.48% 1.02% 0.95%
Class A Shares at maximum Offering
Price 12/09/09 (4.11)% (11.90)% 0.92% 2.98% — —
Bloomberg U.S. Aggregate Bond
Index — (2.13)% (9.72)% 0.53% 1.12% — —
Flexible Income Blended Benchmark — 0.64% (7.72)% 2.00% 3.09% — —
Lipper Flexible Income Funds
Classification Average — 1.80% (4.10)% 2.42% 3.39% — —
Class C Shares at NAV 12/09/09 0.30% (8.20)% 1.15% 2.87% 1.77% 1.70%
Class C Shares at maximum Offering
Price 12/09/09 (0.67)% (8.20)% 1.15% 2.87% — —
Class I Shares 12/09/09 0.80% (7.30)% 2.16% 3.75% 0.77% 0.70%
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 0.84% (7.23)% 2.29% 3.59% 0.71% 0.64%

Fund Performance, Expense Ratios and Holding Summaries
February 28,
2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 46 .2%
$1,000 Par (or similar)
Institutional Preferred 25 .4%
Common Stocks 15 .5%
$25 Par (or similar) Retail
Preferred 5 .5%
Convertible Preferred Securities 2 .1%
Structured Notes 1 .2%
Convertible Bonds 0 .6%
Investments Purchased with
Collateral from Securities
Lending 3 .2%
Repurchase Agreements 2 .5%
Other Assets & Liabilities, Net (2.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Public Storage 0.8%
Shell PLC, ADR 0.8%
Humana Inc 0.8%
Walmart Inc 0.8%
Sanofi, ADR 0.7%
Portfolio Composition
1
(% of net assets)
Banks 10.3%
Media 6.1%
Oil, Gas & Consumable Fuels 5.2%
Electric Utilities 4.9%
Technology Hardware, Storage
& Peripherals 4.8%
Consumer Finance 3.8%
Health Care Providers & Services 3.7%
Insurance 3.5%
Chemicals 3.1%
Automobiles 3.0%
Capital Markets 2.7%
Food & Staples Retailing 2.7%
Equity Real Estate Investment
Trusts 2.7%
Semiconductors &
Semiconductor Equipment 2.4%
Multi-Utilities 2.4%
Hotels, Restaurants & Leisure 2.2%
Trading Companies &
Distributors 2.0%
Independent Power Producers &
Energy Traders 2.0%
Software 2.0%
Auto Components 2.0%
Specialty Retail 1.8%
Pharmaceuticals 1.7%
Communications Equipment 1.6%
Other 18.7%
Structured Notes 1.2%
Investments Purchased with
Collateral from Securities
Lending 3.2%
Repurchase Agreements 2.5%
Other Assets & Liabilities, Net (2.2)%
Net Assets 100%
Bond Credit Quality
(% of total long-term fixed income)
A 3.6%
BBB 53.2%
BB or Lower 42.0%
N/R (not rated) 1.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Floating Rate Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Credit Suisse Leverage Loan Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
February 28, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 5/02/11 3.15% 1.41% 3.11% 3.45% 0.96%
Class A Shares at maximum Offering Price 5/02/11 0.06% (1.63)% 2.48% 3.14% —
Credit Suisse Leveraged Loan Index — 3.33% 2.26% 3.63% 3.96% —
Lipper Loan Participation Funds Classification
Average — 3.01% 0.96% 2.38% 2.83% —
Class C Shares at NAV 5/02/11 2.78% 0.66% 2.34% 2.84% 1.71%
Class C Shares at maximum Offering Price 5/02/11 1.78% 0.66% 2.34% 2.84% —
Class I Shares 5/02/11 3.23% 1.68% 3.37% 3.72% 0.71%
Total Returns as of
February 28, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class R6 Shares 1/28/15 3.27% 1.77% 3.46% 3.66% 0.63%

Fund Performance, Expense Ratios and Holding Summaries
February 28,
2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 82 .5%
Corporate Bonds 14 .8%
Common Stocks 1 .3%
Exchange-Traded Funds 0 .8%
Warrants 0 .4%
Convertible Preferred Securities 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .5%
Short-Term Investment
Companies 0 .1%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Health Care Providers & Services 15.7%
Hotels, Restaurants & Leisure 10.2%
Commercial Services & Supplies 9.7%
Electric Utilities 9.3%
Airlines 9.2%
Oil, Gas & Consumable Fuels 7.9%
Media 7.2%
Chemicals 5.8%
Specialty Retail 4.1%
Communications Equipment 3.9%
Other 17.0%
Total 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 10.1%
BB or Lower 85.9%
N/R (not rated) 4.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen High Yield Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July 31,
2024 or 1.35% after July 31, 2024 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 4/28/10 2.13% (5.42)% 2.03% 3.28% 1.05% 1.00%
Class A Shares at maximum Offering
Price 4/28/10 (2.72)% (9.91)% 1.04% 2.78% — —
ICE BofA U.S. High Yield Index — 2.36% (5.52)% 2.70% 4.02% — —
Lipper High Yield Funds
Classification Average — 2.08% (5.52)% 2.28% 3.28% — —
Class C Shares at NAV 4/28/10 1.75% (6.10)% 1.28% 2.66% 1.80% 1.75%
Class C Shares at maximum Offering
Price 4/28/10 0.76% (6.10)% 1.28% 2.66% — —
Class I Shares 4/28/10 2.25% (5.17)% 2.29% 3.54% 0.80% 0.75%
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 10/1/14 2.32% (4.98)% 2.42% 3.16% 0.67% 0.62%

Fund Performance, Expense Ratios and Holding Summaries
February 28,
2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 79.8%
Variable Rate Senior Loan
Interests 11.3%
Exchange-Traded Funds 4.1%
$1,000 Par (or similar)
Institutional Preferred 2.0%
Common Stocks 0.6%
Warrants 0.5%
Investments Purchased with
Collateral from Securities
Lending 3.2%
Short-Term Investment
Companies 3.7%
Other Assets & Liabilities, Net (5.2)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 8.5%
Media 8.2%
Hotels, Restaurants & Leisure 7.3%
Chemicals 4.5%
Health Care Providers & Services 4.2%
Capital Markets 3.2%
Diversified Telecommunication
Services 3.2%
Commercial Services & Supplies 2.9%
Insurance 2.8%
Energy Equipment & Services 2.6%
Specialty Retail 2.4%
Health Care Equipment &
Supplies 2.3%
Trading Companies &
Distributors 2.2%
Aerospace & Defense 2.2%
Wireless Telecommunication
Services 2.2%
Software 2.2%
Airlines 2.1%
Consumer Finance 2.0%
Metals & Mining 1.8%
Communications Equipment 1.8%
Containers & Packaging 1.7%
Auto Components 1.7%
Equity Real Estate Investment
Trusts 1.6%
Automobiles 1.6%
Other 19.0%
Exchange-Traded Funds 4.1%
Investments Purchased with
Collateral from Securities
Lending 3.2%
Short-Term Investment
Companies 3.7%
Other Assets & Liabilities, Net (5.2)%
Net Assets 100%
Top Five Holdings
(% of net assets)
Invesco Senior Loan ETF 4.1%
BlackRock Liquidity Funds
T-Fund 3.8%
State Street Navigator Securities
Lending Government Money
Market Portfolio 3.2%
Prime Security Services
Borrower LLC / Prime Finance
Inc 1.3%
Carnival Corp 1.0%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 10.4%
BB or Lower 89.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred Securities and Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Blended Benchmark.
The Fund’s Blended Benchmark consists of 1) 65% ICE BofA Fixed Rate Preferred Securities Index and 2) 35% Bloomberg Capital
Securities Index through December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD
Contingent Capital Index. Refer to the Glossary of Terms Used in This Report for further details on the Fund's Blended Benchmark compositions through January 28, 2021.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
February 28, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 12/19/06 2.85% (2.65)% 2.91% 4.40% 0.99%
Class A Shares at maximum Offering Price 12/19/06 (2.02)% (7.28)% 1.91% 3.90% —
ICE BofA U.S. All Capital Securities Index — 2.43% (3.93)% 2.92% 4.52% —
Preferred Securities and Income Blended Benchmark — 3.14% (3.71)% 3.08% 4.45% —
Lipper Flexible Income Funds Classification Average — 1.80% (4.10)% 2.42% 3.39% —
Class C Shares at NAV 12/19/06 2.48% (3.38)% 2.13% 3.78% 1.74%
Class C Shares at maximum Offering Price 12/19/06 1.48% (3.38)% 2.13% 3.78% —
Class I Shares 12/19/06 2.99% (2.44)% 3.15% 4.66% 0.74%
Total Returns as of
February 28, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class R6 Shares 6/30/16 3.07% (2.33)% 3.25% 4.41% 0.67%

Fund Performance, Expense Ratios and Holding Summaries
February 28,
2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 49.4%
Contingent Capital Securities 31.7%
$25 Par (or similar) Retail
Preferred 16.9%
Investments Purchased with
Collateral from Securities
Lending 2.2%
Repurchase Agreements 0.5%
Other Assets & Liabilities, Net (0.7)%
Net Assets 100%
Top Five Holdings
(% of net assets)
State Street Navigator Securities
Lending Government Money
Market Portfolio 2.2%
HSBC Holdings PLC 1.6%
JPMorgan Chase & Co 1.4%
Deutsche Bank AG 1.4%
Lloyds Banking Group PLC 1.3%
Portfolio Composition
1
(% of net assets)
Banks 47.4%
Insurance 14.2%
Capital Markets 12.8%
Food Products 3.9%
Diversified Financial Services 3.8%
Other 15.9%
Investments Purchased with
Collateral from Securities
Lending 2.2%
Repurchase Agreements 0.5%
Other Assets & Liabilities, Net (0.7)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
A 0.2%
BBB 67.4%
BB or Lower 30.1%
N/R (not rated) 2.3%
Total 100%
Country Allocation
2
(% of net assets)
United States 58.1%
United Kingdom 11.8%
Switzerland 7.5%
France 5.5%
Spain 2.6%
Canada 2.5%
Netherlands 2.3%
Australia 2.0%
Germany 1.5%
Ireland 1.4%
Other 3.3%
Investments Purchased with
Collateral from Securities
Lending 2.2%
Other Assets & Liabilities, Net (0.7)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.0% (as a percentage of net assets) in emerging market countries.

Nuveen Strategic Income Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
February 28, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Bloomberg U.S. Aggregate Bond Index.
** Class A Shares have a maximum 4.25% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund Shares. However, because the Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 2/01/00 0.74% (5.46)% 2.02% 2.40% 0.93% 0.83%
Class A Shares at maximum Offering
Price 2/01/00 (3.51)% (9.46)% 1.13% 1.96% — —
Bloomberg U.S. Aggregate Bond
Index — (2.13)% (9.72)% 0.53% 1.12% — —
Lipper Multi-Sector Income Funds
Classification Average — 0.03% (6.45)% 1.13% 2.29% — —
Class C Shares at NAV 2/01/00 0.36% (6.21)% 1.24% 1.79% 1.68% 1.58%
Class C Shares at maximum Offering
Price 2/01/00 (0.62)% (6.21)% 1.24% 1.79% — —
Class I Shares 2/01/00 0.86% (5.20)% 2.27% 2.65% 0.68% 0.58%
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 1/20/15 0.93% (5.08)% 2.36% 2.48% 0.59% 0.49%

Fund Performance, Expense Ratios and Holdings Summaries
February 28,
2023 (continued)
Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 46 .8%
Corporate Bonds 27 .7%
$1,000 Par (or similar)
Institutional Preferred 8 .4%
Sovereign Debt 7 .2%
Variable Rate Senior Loan
Interests 3 .2%
Contingent Capital Securities 2 .9%
$25 Par (or similar) Retail
Preferred 0 .4%
Investments Purchased with
Collateral from Securities
Lending 1 .6%
Repurchase Agreements 3 .2%
Other Assets & Liabilities, Net (1.4)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Oil, Gas & Consumable Fuels 11.1%
Banks 10.9%
Electric Utilities 4.7%
Wireless Telecommunication
Services 4.3%
Equity Real Estate Investment
Trusts 3.8%
Capital Markets 3.8%
Chemicals 3.4%
Media 3.1%
Metals & Mining 3.0%
Hotels, Restaurants & Leisure 3.0%
Beverages 2.9%
IT Services 2.8%
Energy Equipment & Services 2.7%
Insurance 2.4%
Specialty Retail 2.3%
Pharmaceuticals 2.2%
Interactive Media & Services 2.2%
Trading Companies &
Distributors 2.1%
Automobiles 2.0%
Independent Power Producers &
Energy Traders 1.9%
Health Care Providers & Services 1.9%
Diversified Financial Services 1.9%
Diversified Telecommunication
Services 1.7%
Airlines 1.5%
Semiconductors &
Semiconductor Equipment 1.4%
Other 17.0%
Total 100%
Bond Credit Quality
(% of total long-term fixed income)
AAA 5.1%
AA 5.1%
A 11.7%
BBB 38.7%
BB or Lower 30.0%
N/R (not rated) 9.4%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of February 28, 2023

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable.
Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Credit Income Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 6 .27% 5 .83% 6 .86%
SEC 30-Day Yield - Subsidized 7 .30% 6 .89% 7 .90%
SEC 30-Day Yield - Unsubsidized 7 .15% 6 .73% 7 .74%
Nuveen Flexible Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5 .11% 4 .62% 5 .68% 5 .62%
SEC 30-Day Yield - Subsidized 4 .78% 4 .26% 5 .35% 5 .28%
SEC 30-Day Yield - Unsubsidized 4 .72% 4 .20% 5 .28% 5 .21%
Nuveen Floating Rate Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 7 .46% 6 .96% 8 .01% 7 .94%
SEC 30-Day Yield 7 .38% 6 .85% 7 .98% 7 .86%
Nuveen High Yield Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 6 .20% 5 .77% 6 .89% 6 .75%
SEC 30-Day Yield - Subsidized 6 .62% 6 .19% 7 .38% 7 .22%
SEC 30-Day Yield - Unsubsidized 6 .53% 6 .10% 7 .29% 7 .13%
Nuveen Preferred Securities and Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5 .13% 4 .68% 5 .71% 5 .65%
SEC 30-Day Yield 5 .44% 4 .95% 6 .02% 5 .95%

Nuveen Strategic Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4 .63% 4 .13% 5 .22% 5 .11%
SEC 30-Day Yield - Subsidized 5 .81% 5 .04% 6 .17% 6 .07%
SEC 30-Day Yield - Unsubsidized 5 .70% 4 .94% 6 .06% 5 .96%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 28, 2023.
The beginning of the period is September 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Credit Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.01 $ 1,015.37 $ 1,020.42
Expenses Incurred During the Period $ 5.06 $ 8.79 $ 3.81
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.79 $ 1,016.07 $ 1,021.03
Expenses Incurred During the Period $ 5.06 $ 8.80 $ 3.81
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.01%, 1.76% and 0.76% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Flexible Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,006.71 $ 1,002.98 $ 1,008.40 $ 1,008.01
Expenses Incurred During the Period $ 4.78 $ 8.49 $ 3.24 $ 3.53
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.03 $ 1,016.31 $ 1,021.57 $ 1,021.27
Expenses Incurred During the Period $ 4.81 $ 8.55 $ 3.26 $ 3.56
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.65% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Floating Rate Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,031.55 $ 1,027.76 $ 1,032.71 $ 1,032.32
Expenses Incurred During the Period $ 4.84 $ 8.60 $ 3.23 $ 3.58
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.03 $ 1,016.31 $ 1,021.62 $ 1,021.27
Expenses Incurred During the Period $ 4.81 $ 8.55 $ 3.21 $ 3.56
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.64% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen High Yield Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.27 $ 1,017.49 $ 1,023.16 $ 1,022.52
Expenses Incurred During the Period $ 5.01 $ 8.75 $ 3.01 $ 3.76
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.84 $ 1,016.12 $ 1,021.82 $ 1,021.08
Expenses Incurred During the Period $ 5.01 $ 8.75 $ 3.01 $ 3.76
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75%, 0.60% and 0.75% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Preferred Securities and Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,028.51 $ 1,024.78 $ 1,030.74 $ 1,029.90
Expenses Incurred During the Period $ 5.08 $ 8.84 $ 3.42 $ 3.83
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.79 $ 1,016.07 $ 1,021.42 $ 1,021.03
Expenses Incurred During the Period $ 5.06 $ 8.80 $ 3.41 $ 3.81
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.01%, 1.76%, 0.68% and 0.76% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Strategic Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,007.38 $ 1,003.59 $ 1,009.26 $ 1,008.65
Expenses Incurred During the Period $ 4.13 $ 7.85 $ 2.44 $ 2.89
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.68 $ 1,016.96 $ 1,022.36 $ 1,021.92
Expenses Incurred During the Period $ 4.16 $ 7.90 $ 2.46 $ 2.91
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.58%, 0.49% and 0.58% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Credit Income Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 100.1%
X 49,269,322 CORPORATE BONDS - 60.6%
X 49,269,322
Aerospace & Defense - 1.6%
$ 500 Bombardier Inc, 144A 7.500% 2/01/29 B- $ 490,021
200 Embraer Netherlands Finance BV, 144A 6.950% 1/17/28 BB+ 200,538
580 TransDigm Inc, 144A 6.750% 8/15/28 Ba3 577,100
Total Aerospace & Defense 1,267,659
Air Freight & Logistics - 0.3%
300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 260,448
Total Air Freight & Logistics 260,448
Airlines - 1.4%
265 American Airlines Inc, 144A 7.250% 2/15/28 Ba3 258,799
500 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 548,390
350 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 310,288
Total Airlines 1,117,477
Auto Components - 1.3%
500 Dana Inc 4.500% 2/15/32 BB+ 398,515
250 Goodyear Tire & Rubber Co/The (3) 5.250% 7/15/31 BB- 212,812
500 IHO Verwaltungs GmbH, 144A (cash 4.750%, PIK
5.500%)
4.750% 9/15/26 Ba2 460,886
Total Auto Components 1,072,213
Automobiles - 1.2%
230 Ford Motor Credit Co LLC 7.350% 3/06/30 BB+ 232,912
750 Ford Motor Credit Co LLC (SOFR reference rate + 2.950%
spread) (4)
7.250% 3/06/26 BB+ 758,658
Total Automobiles 991,570
Beverages - 0.5%
500 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 428,240
Total Beverages 428,240
Capital Markets - 1.6%
200 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B2 202,463
250 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 217,908
500 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 BB 462,524
500 NFP Corp, 144A 6.875% 8/15/28 CCC+ 425,800
Total Capital Markets 1,308,695
Chemicals - 3.9%
300 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 232,715
240 Avient Corp, 144A 7.125% 8/01/30 BB- 240,600
250 Braskem Idesa SAPI, 144A (3) 6.990% 2/20/32 BB- 174,050
250 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 198,890
210 INEOS Finance PLC, 144A (3) 6.750% 5/15/28 BBB- 205,035
500 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 417,332
385 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 Ba3 372,155
750 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 655,667
200 Tronox Inc, 144A 4.625% 3/15/29 BB- 163,000
475 WR Grace Holdings LLC, 144A 7.375% 3/01/31 BB+ 471,547
Total Chemicals 3,130,991

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Commercial Services & Supplies - 1.3%
$ 500 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B $ 415,825
500 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 442,833
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 231,900
Total Commercial Services & Supplies 1,090,558
Communications Equipment - 0.8%
250 Commscope Inc, 144A 6.000% 3/01/26 B1 240,891
400 CommScope Technologies LLC, 144A 6.000% 6/15/25 CCC+ 383,347
Total Communications Equipment 624,238
Construction Materials - 0.2%
200 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 BB 159,250
Total Construction Materials 159,250
Consumer Finance - 0.6%
535 Navient Corp 5.500% 3/15/29 Ba3 452,696
Total Consumer Finance 452,696
Containers & Packaging - 0.8%
300 LABL Inc, 144A 5.875% 11/01/28 B2 259,875
355 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 357,219
Total Containers & Packaging 617,094
Diversified Financial Services - 0.0%
1 Putnam RE PTE Ltd, 144A (5),(6) 10.243% 6/07/24 N/R –
Total Diversified Financial Services –
Diversified Telecommunication Services - 2.5%
350 Altice France SA/France, 144A 8.125% 2/01/27 B 327,250
425 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 346,443
500 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 400,370
500 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 399,375
385 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 359,852
200 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 163,000
Total Diversified Telecommunication Services 1,996,290
Electric Utilities - 0.2%
175 Edison International 5.375% 9/15/71 BB+ 159,308
Total Electric Utilities 159,308
Electrical Equipment - 0.3%
275 Regal Rexnord Corp, 144A 6.300% 2/15/30 Baa3 269,055
Total Electrical Equipment 269,055
Electronic Equipment, Instruments & Components - 0.5%
500 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 425,260
Total Electronic Equipment, Instruments & Components 425,260
Energy Equipment & Services - 1.1%
250 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 237,320
300 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 308,250
300 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B2 306,210
Total Energy Equipment & Services 851,780

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Entertainment - 0.0%
$ 250 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 Caa2 $ 28,050
Total Entertainment 28,050
Equity Real Estate Investment Trusts (REITs) - 0.5%
300 MPT Operating Partnership LP / MPT Finance Corp (3) 5.000% 10/15/27 BBB- 246,148
190 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 BB+ 190,038
Total Equity Real Estate Investment Trusts (REITs) 436,186
Food & Staples Retailing - 1.0%
350 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 BB 348,022
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB 483,955
Total Food & Staples Retailing 831,977
Gas Utilities - 0.8%
500 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 450,118
250 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 204,062
Total Gas Utilities 654,180
Health Care Providers & Services - 2.9%
300 AdaptHealth LLC, 144A 5.125% 3/01/30 B1 259,500
500 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 BB- 400,060
500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 386,250
500 DaVita Inc, 144A 4.625% 6/01/30 B+ 412,085
500 Pediatrix Medical Group Inc, 144A (3) 5.375% 2/15/30 BB- 441,092
500 Tenet Healthcare Corp (3) 6.125% 10/01/28 B+ 462,500
Total Health Care Providers & Services 2,361,487
Hotels, Restaurants & Leisure - 5.2%
500 Arcos Dorados BV, 144A 6.125% 5/27/29 BB+ 477,250
485 Caesars Entertainment Inc, 144A 7.000% 2/15/30 Ba3 488,637
700 Carnival Corp, 144A 10.500% 2/01/26 BB- 724,484
300 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 278,625
250 Churchill Downs Inc, 144A 4.750% 1/15/28 B+ 227,567
500 Cinemark USA Inc, 144A 5.875% 3/15/26 B3 457,775
400 Fortune Star BVI Ltd , Reg S 6.750% 7/02/23 BB- 390,960
200 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 175,529
250 Life Time Inc, 144A 5.750% 1/15/26 B+ 239,513
300 NCL Corp Ltd, 144A 5.875% 3/15/26 B- 259,500
345 NCL Corp Ltd, 144A 8.375% 2/01/28 BB- 350,511
150 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 B+ 150,375
Total Hotels, Restaurants & Leisure 4,220,726
Household Durables - 0.5%
500 Newell Brands Inc 5.750% 4/01/46 BBB- 401,595
Total Household Durables 401,595
Independent Power And Renewable Electricity Producers - 0.3%
300 Vistra Operations Co LLC, 144A 3.700% 1/30/27 BBB- 274,684
Total Independent Power And Renewable Electricity Producers 274,684

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders - 0.8%
$ 300 Azure Power Solar Energy Pvt Ltd, 144A 5.650% 12/24/24 Ba2 $ 255,090
250 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 229,425
300 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 191,793
Total Independent Power Producers & Energy Traders 676,308
Insurance - 1.8%
400 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 CCC+ 373,810
870 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 850,869
250 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 215,228
Total Insurance 1,439,907
IT Services - 1.1%
350 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 295,625
500 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 378,825
250 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 237,611
Total IT Services 912,061
Life Sciences Tools & Services - 0.5%
500 Avantor Funding Inc, 144A 3.875% 11/01/29 BB 432,500
Total Life Sciences Tools & Services 432,500
Machinery - 1.0%
305 Chart Industries Inc, 144A 9.500% 1/01/31 B 318,725
500 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 465,115
Total Machinery 783,840
Media - 6.0%
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 466,168
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 453,125
750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 BB+ 727,579
300 CSC Holdings LLC, 144A 4.125% 12/01/30 B+ 216,804
375 CSC Holdings LLC 5.250% 6/01/24 B- 363,322
500 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BBB- 447,009
700 DISH Network Corp, 144A 11.750% 11/15/27 Ba3 709,258
300 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 261,066
225 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 190,223
250 UPC Holding BV, 144A 5.500% 1/15/28 B 221,250
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 181,232
750 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 616,891
Total Media 4,853,927
Metals & Mining - 1.6%
280 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 263,639
265 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 263,675
345 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 345,418
520 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 441,487
Total Metals & Mining 1,314,219
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
300 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 255,021
Total Mortgage Real Estate Investment Trusts (REITs) 255,021

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Multiline Retail - 0.6%
$ 500 JSM Global Sarl, 144A (5) 4.750% 10/20/30 C $ 89,350
600 Kohl's Corp 3.625% 5/01/31 BBB- 421,860
Total Multiline Retail 511,210
Oil, Gas & Consumable Fuels - 7.2%
300 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 270,000
285 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 267,646
415 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A (3)
8.125% 1/15/27 B- 405,887
380 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 311,537
490 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 453,250
400 Ecopetrol SA 8.875% 1/13/33 Baa3 392,004
350 Energean Israel Finance Ltd, 144A 5.375% 3/30/28 BB- 314,352
500 EQM Midstream Partners LP 6.500% 7/15/48 BB 372,440
315 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 B 316,547
250 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 244,503
200 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 181,000
175 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 157,010
300 KazMunayGas National Co JSC, 144A 5.375% 4/24/30 Baa2 270,324
250 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 227,298
350 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 334,221
200 Occidental Petroleum Corp 6.200% 3/15/40 BB+ 195,000
370 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 308,025
300 Peru LNG Srl, 144A 5.375% 3/22/30 B+ 240,819
300 Petroleos Mexicanos, 144A (3) 10.000% 2/07/33 BBB 289,020
300 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 284,052
Total Oil, Gas & Consumable Fuels 5,834,935
Personal Products - 0.8%
200 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB 180,071
500 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (3)
7.000% 12/31/27 CCC 428,750
Total Personal Products 608,821
Pharmaceuticals - 0.3%
400 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B 249,502
Total Pharmaceuticals 249,502
Professional Services - 0.9%
250 ASGN Inc, 144A 4.625% 5/15/28 BB- 225,933
500 Verscend Escrow Corp, 144A 9.750% 8/15/26 CCC+ 501,875
Total Professional Services 727,808
Real Estate Management & Development - 0.6%
300 Kennedy-Wilson Inc 5.000% 3/01/31 BB- 229,546
400 Realogy Group LLC / Realogy Co-Issuer Corp, 144A (3) 5.250% 4/15/30 B+ 274,000
Total Real Estate Management & Development 503,546
Road & Rail - 0.3%
200 Transnet SOC Ltd, 144A (3) 8.250% 2/06/28 BB- 200,448
Total Road & Rail 200,448

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Software - 0.9%
$ 500 Gen Digital Inc, 144A 6.750% 9/30/27 BB+ $ 491,474
325 Rocket Software Inc, 144A (3) 6.500% 2/15/29 CCC 265,927
Total Software 757,401
Specialty Retail - 1.7%
40 Academy Ltd, 144A 6.000% 11/15/27 BB 37,800
250 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 203,198
650 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 489,125
500 Staples Inc, 144A 7.500% 4/15/26 B 445,000
300 Staples Inc, 144A (3) 10.750% 4/15/27 CCC+ 229,740
Total Specialty Retail 1,404,863
Textiles - 0.3%
270 Hanesbrands Inc, 144A (3) 9.000% 2/15/31 BB- 273,010
Total Textiles 273,010
Thrifts & Mortgage Finance - 0.5%
500 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 401,907
Total Thrifts & Mortgage Finance 401,907
Trading Companies & Distributors - 1.3%
445 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 397,928
250 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 215,625
450 Ashtead Capital Inc, 144A 5.550% 5/30/33 BBB 431,205
Total Trading Companies & Distributors 1,044,758
Wireless Telecommunication Services - 0.8%
250 CT Trust, 144A 5.125% 2/03/32 Ba1 197,500
200 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 B+ 188,773
300 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 Baa3 265,350
Total Wireless Telecommunication Services 651,623
Total Corporate Bonds (cost $52,639,146) 49,269,322
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 18,045,604.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 22.2%
X 18,045,604
450 Adams Outdoor Advertising LP , 144A 2018 1 7.356% 11/15/48 BB $ 401,074
750 Affirm Asset Securitization Trust 2021-B , 144A 2021 B 2.540% 8/17/26 N/R 663,724
1,000 Ashford Hospitality Trust 2018-KEYS , 144A (1-Month
LIBOR reference rate + 2.750% spread) 2018 KEYS (4)
2.860% 6/15/35 Baa3 955,123
2 Carvana Auto Receivables Trust 2021-P2 , 144A 2021 P2 0.000% 5/10/28 N/R 806,250
1,000 COMM 2014-UBS3 Mortgage Trust , 144A 2014 UBS3 4.767% 6/10/47 N/R 717,731
900 COMM 2015-CCRE22 Mortgage Trust , 144A 2015 CR22 3.000% 3/10/48 BB- 706,049
485 COMM 2015-CCRE25 Mortgage Trust 2015 CR25 3.768% 8/10/48 BB 387,190
1,000 Connecticut Avenue Securities Trust 2021-R01 , 144A
(SOFR30A reference rate + 6.000% spread) 2021 R01 (4)
10.484% 10/25/41 N/R 919,278
850 Connecticut Avenue Securities Trust 2022-R01 , 144A
(SOFR30A reference rate + 6.000% spread) 2022 R01 (4)
10.484% 12/25/41 N/R 761,339
1,000 Connecticut Avenue Securities Trust 2022-R05 , 144A
(SOFR30A reference rate + 4.500% spread) 2022 R05 (4)
6.014% 4/25/42 Ba2 987,676
500 Connecticut Avenue Securities Trust 2022-R09 , 144A
(SOFR30A reference rate + 4.750% spread) 2022 R09 (4)
9.242% 9/25/42 Baa3 526,939
500 Elmwood CLO 16 Ltd , 144A (TSFR3M reference rate +
7.220% spread) 2022 3A (4)
11.859% 4/20/34 BB- 489,248
438 FARM 21-1 Mortgage Trust , 144A 2021 1 3.239% 7/25/51 N/R 269,888
1,000 Freddie Mac STACR REMIC Trust 2021-DNA6 , 144A
(SOFR30A reference rate + 7.500% spread) 2021 DNA6
(4)
11.984% 10/25/41 N/R 924,176

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X18,045,604.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,000 Freddie Mac STACR REMIC Trust 2022-DNA1 , 144A
(SOFR30A reference rate + 7.100% spread) 2022 DNA1
(4)
11.584% 1/25/42 N/R $ 895,832
500 GoldentTree Loan Management US CLO 1 Ltd , 144A
(3-Month LIBOR reference rate + 7.500% spread) 2021
11A (4)
8.563% 10/20/34 B- 408,250
800 JPMBB Commercial Mortgage Securities Trust 2014-C22
2014 C22
4.547% 9/15/47 BBB 704,831
1,320 Mosaic Solar Loan Trust 2019-2 , 144A 2019 2A 0.000% 9/20/40 N/R 560,454
1,538 Mosaic Solar Loan Trust 2020-1 , 144A 2020 1A 0.000% 4/20/46 N/R 1,089,353
500 Oportun Funding XIV LLC , 144A 2021 A 5.400% 3/08/28 N/R 454,025
1,000 Palmer Square CLO 2023-1 Ltd , 144A (TSFR3M
reference rate + 5.300% spread) 2023 1A , (WI/DD)(4)
0.000% 1/20/36 N/R 1,003,581
250 Purchasing Power Funding 2021-A LLC , 144A 2021 A 4.370% 10/15/25 N/R 237,295
1,000 Sixth Street CLO XIX Ltd , 144A (3-Month LIBOR
reference rate + 5.900% spread) 2021 19A (4)
6.035% 7/20/34 BB- 930,889
750 Thayer Park CLO Ltd , 144A (3-Month LIBOR reference
rate + 8.870% spread) 2017 1A (4)
1.000% 4/20/34 B- 632,023
1,000 VNDO Trust 2016-350P , 144A 2016 350P 3.903% 1/10/35 B 777,235
957 VR Funding LLC , 144A 2020 1A 6.420% 11/15/50 N/R 836,151
Total Asset-Backed and Mortgage-Backed Securities (cost $20,367,555) 18,045,604
Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
X 8,340,049 VARIABLE RATE SENIOR LOAN INTERESTS - 10.3% (7)
X 8,340,049
Beverages - 0.3%
$ 494 City Brewing Company, LLC,
Term Loan
8.330% 3-Month LIBOR 3.500% 4/05/28 CCC $ 244,199
Total Beverages 244,199
Chemicals - 0.5%
280 Herens US Holdco Corp,
Term Loan, (WI/DD)
TBD TBD TBD TBD B2 265,950
176 Lonza Group AG, Term Loan
B, First Lien
8.730% 3-Month LIBOR 4.000% 7/03/28 N/R 167,705
Total Chemicals 433,655
Commercial Services & Supplies - 0.8%
216 Gopher Resource, LLC, Term
Loan, First Lien
7.885% 1-Month LIBOR 3.250% 1/28/25 CCC+ 164,121
497 Prime Security Services
Borrower, LLC, Term Loan
7.517% 3-Month LIBOR 2.750% 9/23/26 BB- 497,197
Total Commercial Services & Supplies 661,318
Communications Equipment - 0.6%
500 EOS Finco Sarl, Term Loan 10.604% SOFR90A 6.000% 8/03/29 B 496,250
Total Communications Equipment 496,250
Construction & Engineering - 0.6%
494 Aegion Corporation, Term
Loan
9.385% 1-Month LIBOR 4.750% 5/17/28 B 482,334
Total Construction & Engineering 482,334
Diversified Consumer Services - 0.1%
196 TMK Hawk Parent Corp., Term
Loan B
8.261% 1-Month LIBOR 3.500% 8/30/24 CC 110,700
Total Diversified Consumer Services 110,700

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
Entertainment - 0.1%
$ 36 Diamond Sports Group, LLC,
Term Loan
12.775% SOFR90A 8.150% 5/19/26 B2 $ 33,962
Total Entertainment 33,962
Health Care Equipment & Supplies - 0.9%
497 Bausch & Lomb, Inc., Term
Loan
7.842% SOFR90A 3.250% 5/05/27 BB- 487,729
250 Medline Borrower, LP, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB- 241,440
Total Health Care Equipment & Supplies 729,169
Health Care Providers & Services - 0.6%
1 Da Vinci Purchaser Corp.,
Term Loan
8.953% 1 Month LIBOR 4.000% 11/26/26 B 849
2 Onex TSG Intermediate
Corp., Term Loan B
9.688% 3-Month LIBOR 4.750% 2/26/28 B 2,208
498 Parexel International
Corporation, Term Loan, First
Lien
7.867% 1-Month LIBOR 3.250% 11/15/28 B1 487,917
Total Health Care Providers & Services 490,974
Hotels, Restaurants & Leisure - 1.1%
186 Caesars Resort Collection,
LLC, Term Loan B, First Lien,
(WI/DD)
TBD TBD TBD TBD BB- 186,149
486 ClubCorp Holdings, Inc.,
Term Loan B
7.480% 3-Month LIBOR 2.750% 9/18/24 B2 458,129
241 Life Time Fitness Inc , Term
Loan B
9.385% 1-Month LIBOR 4.750% 12/15/24 B+ 240,835
Total Hotels, Restaurants & Leisure 885,113
Insurance - 0.8%
750 Asurion LLC, Term Loan B3,
Second Lien
9.885% 1-Month LIBOR 5.250% 2/03/28 B 642,375
Total Insurance 642,375
Oil, Gas & Consumable Fuels - 0.2%
165 M6 ETX Holdings II Midco
LLC, Term Loan B
9.158% SOFR90A 4.500% 8/11/29 BB 164,141
Total Oil, Gas & Consumable Fuels 164,141
Pharmaceuticals - 0.6%
443 Jazz Financing Lux S.a.r.l.,
Term Loan
8.135% 1-Month LIBOR 3.500% 5/05/28 BB+ 442,800
Total Pharmaceuticals 442,800
Real Estate Management & Development - 0.6%
264 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
7.968% TSFR1M 3.250% 1/31/30 BB 262,789
209 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.385% 1-Month LIBOR 2.750% 8/21/25 BB 208,377
Total Real Estate Management & Development 471,166

Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
Software - 1.5%
$ 494 Ceridian HCM Holding Inc.,
Term Loan B
7.135% 1-Month LIBOR 2.500% 4/30/25 B+ $ 493,257
494 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.635% 1-Month LIBOR 4.000% 12/01/27 B2 491,014
250 Open Text Corp, Term Loan,
(WI/DD)
TBD TBD TBD TBD BBB- 249,981
Total Software 1,234,252
Specialty Retail - 0.5%
419 PetSmart, Inc., Term Loan B 8.468% TSFR1M 3.750% 2/12/28 BB 418,058
Total Specialty Retail 418,058
Transportation Infrastructure - 0.5%
399 Brown Group Holding, LLC,
Term Loan B2
8.397% SOFR30A +
SOFR90A
3.750% 6/09/29 B+ 399,583
Total Transportation Infrastructure 399,583
Total Variable Rate Senior Loan Interests (cost $8,704,889) 8,340,049
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,454,898 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 3.0%
X 2,454,898
Automobiles - 0.3%
$ 270 General Motors Financial Co Inc 5.700% N/A (9) BB+ $ 243,896
Total Automobiles 243,896
Banks - 0.3%
300 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 251,651
Total Banks 251,651
Consumer Finance - 0.6%
500 Ally Financial Inc 6.700% 2/14/33 Baa3 475,078
Total Consumer Finance 475,078
Independent Power Producers & Energy Traders - 0.3%
275 Vistra Corp, 144A 7.000% N/A (9) Ba3 257,216
Total Independent Power Producers & Energy Traders 257,216
Insurance - 0.6%
200 Assurant Inc 7.000% 3/27/48 Baa3 198,167
370 Enstar Finance LLC 5.750% 9/01/40 BBB- 329,781
Total Insurance 527,948
Media - 0.3%
280 Paramount Global 6.375% 3/30/62 Baa3 241,248
Total Media 241,248
Oil, Gas & Consumable Fuels - 0.3%
235 Energy Transfer LP 6.500% N/A (9) BB 216,604
Total Oil, Gas & Consumable Fuels 216,604
Trading Companies & Distributors - 0.3%
250 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 241,257
Total Trading Companies & Distributors 241,257
Total $1,000 Par (or similar) Institutional Preferred (cost $2,529,410) 2,454,898

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 1,798,482 SOVEREIGN DEBT - 2.2%
X 1,798,482
Angola - 0.4%
$ 400 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 359,060
Total Angola 359,060
Colombia - 0.2%
200 Colombia Government International Bond 7.500% 2/02/34 Baa2 189,200
Total Colombia 189,200
Dominican Republic - 0.2%
200 Dominican Republic International Bond , 144A 4.875% 9/23/32 BB 167,166
Total Dominican Republic 167,166
Ecuador - 0.2%
400 Ecuador Government International Bond , Reg S 2.500% 7/31/35 N/R 141,425
Total Ecuador 141,425
Hungary - 0.5%
380 Hungary Government International Bond , 144A 6.125% 5/22/28 Baa2 385,761
Total Hungary 385,761
Jordan - 0.4%
300 Jordan Government International Bond , 144A 7.750% 1/15/28 BB- 307,560
Total Jordan 307,560
Senegal - 0.3%
300 Senegal Government International Bond , 144A 6.250% 5/23/33 Ba3 248,310
Total Senegal 248,310
Total Sovereign Debt (cost $1,903,079) 1,798,482
Principal
Amount (000) Description (1) ,(10) Coupon Maturity Ratings (2) Value
X 993,506 CONTINGENT CAPITAL SECURITIES - 1.2%
X 993,506
Banks - 0.8%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (9) Ba2 $ 190,000
300 ING Groep NV 6.500% N/A (9) BBB 287,280
200 Societe Generale SA, 144A 8.000% N/A (9) BB 198,996
Total Banks 676,276
Capital Markets - 0.4%
350 Deutsche Bank AG (3) 6.000% N/A (9) Ba2 317,230
Total Capital Markets 317,230
Total Contingent Capital Securities (cost $985,007) 993,506
Shares Description (1) Coupon Ratings (2) Value
X 473,076 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.6%
X 473,076
Oil, Gas & Consumable Fuels - 0.3%
9,660 NuStar Energy LP 11.502% B2 $ 244,494
Total Oil, Gas & Consumable Fuels 244,494
Trading Companies & Distributors - 0.3%
8,261 WESCO International Inc 10.625% B+ 228,582
Total Trading Companies & Distributors 228,582
Total $25 Par (or similar) Retail Preferred (cost $431,547) 473,076

Shares Description (1) Value
X 1,914 COMMON STOCKS - 0.0%
X 1,914
Road & Rail - 0.0%
8,907 Jack Cooper Enterprises Inc (6),(11) $ 89
Total Road & Rail 89
Semiconductors & Semiconductor Equipment - 0.0%
130 Bright Bidco BV (6),(11) 1,825
Total Semiconductors & Semiconductor Equipment 1,825
Total Common Stocks (cost $–) 1,914
Total Long-Term Investments (cost $87,560,633) 81,376,851
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   5.6%
4,600,887 MONEY MARKET FUNDS - 5.6%
X 4,600,887
4,600,887 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
4.600%(13) $ 4,600,887
Total Investments Purchased with Collateral from Securities Lending (cost $4,600,887) 4,600,887
Total Investments (cost $ 92,161,520 ) - 105 .7% $ 85,977,738
Other Assets & Liabilities, Net -   (5.7)% (4,665,895)
Net Assets - 100% $ 81,311,843
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,424,801.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(8) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(9) Perpetual security. Maturity date is not applicable.
(10) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Flexible Income Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 96.5%
X 612,681,832 CORPORATE BONDS - 46.2%
X 612,681,832
Auto Components - 0.2%
$ 2,000 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ $ 1,950,395
Total Auto Components 1,950,395
Automobiles - 2.3%
10,250 Ford Motor Co 5.291% 12/08/46 BB+ 8,020,625
4,165 Ford Motor Credit Co LLC 7.350% 11/04/27 BB+ 4,219,562
18,280 General Motors Co 6.600% 4/01/36 BBB 18,253,201
Total Automobiles 30,493,388
Beverages - 1.0%
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 4,036,007
10,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 BBB+ 9,686,415
Total Beverages 13,722,422
Biotechnology - 0.5%
7,125 Amgen Inc 4.875% 3/01/53 BBB+ 6,345,917
Total Biotechnology 6,345,917
Capital Markets - 0.9%
6,950 Morgan Stanley 6.138% 10/16/26 A1 7,078,185
1,013 Morgan Stanley 5.875% 3/15/71 BBB 1,000,388
3,990 Raymond James Financial Inc 4.950% 7/15/46 A- 3,637,956
Total Capital Markets 11,716,529
Chemicals - 2.7%
9,625 Ashland LLC 6.875% 5/15/43 BB+ 9,574,208
13,475 Celanese US Holdings LLC 6.165% 7/15/27 BBB- 13,375,129
15,124 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 13,221,743
Total Chemicals 36,171,080
Communications Equipment - 1.0%
14,500 Viasat Inc, 144A 5.625% 4/15/27 BB+ 13,229,800
Total Communications Equipment 13,229,800
Consumer Finance - 1.1%
6,850 Ally Financial Inc 8.000% 11/01/31 BBB- 7,415,037
6,789 Ally Financial Inc 5.750% 11/20/25 Baa3 6,645,637
Total Consumer Finance 14,060,674
Containers & Packaging - 1.3%
15,875 Sealed Air Corp, 144A 6.875% 7/15/33 BB+ 16,157,575
475 Sealed Air Corp, 144A 6.125% 2/01/28 BB+ 467,851
Total Containers & Packaging 16,625,426
Diversified Telecommunication Services - 0.8%
12,707 GCI LLC, 144A 4.750% 10/15/28 B 10,896,252
Total Diversified Telecommunication Services 10,896,252

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 0.6%
$ 3,400 Edison International 5.750% 6/15/27 Baa2 $ 3,414,819
4,100 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 3,808,715
Total Electric Utilities 7,223,534
Electrical Equipment - 1.0%
13,025 Regal Rexnord Corp, 144A 6.400% 4/15/33 Baa3 12,816,226
Total Electrical Equipment 12,816,226
Entertainment - 0.9%
5,000 Liberty Interactive LLC 8.500% 7/15/29 BB- 2,293,750
12,325 Warnermedia Holdings Inc, 144A 5.141% 3/15/52 BBB- 9,661,614
Total Entertainment 11,955,364
Equity Real Estate Investment Trusts - 1.7%
5,396 GLP Capital LP / GLP Financing II Inc 5.250% 6/01/25 BBB- 5,282,722
3,275 GLP Capital LP / GLP Financing II Inc 5.375% 4/15/26 BBB- 3,193,878
8,350 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 7,268,550
7,175 VICI Properties LP 5.625% 5/15/52 BBB- 6,355,955
Total Equity Real Estate Investment Trusts 22,101,105
Food & Staples Retailing - 1.9%
13,539 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 BB 13,776,771
5,400 CVS Health Corp 4.300% 3/25/28 BBB 5,162,412
7,160 SEG Holding LLC / SEG Finance Corp, 144A 5.625% 10/15/28 BB- 6,740,418
Total Food & Staples Retailing 25,679,601
Health Care Providers & Services - 2.4%
11,725 Centene Corp 4.625% 12/15/29 BBB- 10,722,429
9,075 CVS Health Corp 4.780% 3/25/38 BBB 8,244,073
7,300 HCA Inc 5.125% 6/15/39 BBB- 6,493,682
4,400 Tenet Healthcare Corp (3) 6.125% 10/01/28 B+ 4,070,000
2,860 Tenet Healthcare Corp 4.250% 6/01/29 BB- 2,504,502
Total Health Care Providers & Services 32,034,686
Hotels, Restaurants & Leisure - 1.7%
5,750 International Game Technology PLC, 144A 5.250% 1/15/29 BBB- 5,336,172
4,018 Marriott International Inc/MD 4.625% 6/15/30 BBB 3,792,322
15,075 McDonald's Corp 4.875% 12/09/45 BBB+ 13,731,544
Total Hotels, Restaurants & Leisure 22,860,038
Interactive Media & Services - 1.2%
16,415 TripAdvisor Inc, 144A (3) 7.000% 7/15/25 BB- 16,437,031
Total Interactive Media & Services 16,437,031
Life Sciences Tools & Services - 0.5%
7,550 Avantor Funding Inc, 144A 4.625% 7/15/28 BB 6,946,000
Total Life Sciences Tools & Services 6,946,000
Machinery - 1.4%
8,565 ATS Corp, 144A 4.125% 12/15/28 BB- 7,477,520
7,950 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 B+ 6,871,582
3,775 Stevens Holding Co Inc, 144A 6.125% 10/01/26 BB- 3,829,442
Total Machinery 18,178,544

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Media - 4.7%
$ 12,075 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 BB+ $ 11,172,635
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 BBB- 13,118,842
16,824 Nexstar Media Inc, 144A 5.625% 7/15/27 B+ 15,624,996
22,204 Paramount Global 6.875% 4/30/36 BBB 22,049,609
Total Media 61,966,082
Metals & Mining - 1.0%
6,600 ArcelorMittal SA 7.000% 10/15/39 BBB- 6,715,122
7,100 Southern Copper Corp 5.875% 4/23/45 BBB+ 7,141,146
Total Metals & Mining 13,856,268
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
8,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A (3) 6.000% 4/15/25 Baa3 8,384,799
Total Mortgage Real Estate Investment Trusts (REITs) 8,384,799
Multiline Retail - 0.8%
15,319 Nordstrom Inc 5.000% 1/15/44 BB+ 9,949,675
Total Multiline Retail 9,949,675
Oil, Gas & Consumable Fuels - 1.7%
4,700 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 4,637,043
6,865 Enviva Partners LP / Enviva Partners Finance Corp, 144A
(3)
6.500% 1/15/26 BB- 6,435,663
12,904 Phillips 66 4.650% 11/15/34 A3 12,042,097
Total Oil, Gas & Consumable Fuels 23,114,803
Real Estate Management & Development - 0.3%
4,306 Greystar Real Estate Partners LLC, 144A 5.750% 12/01/25 BB- 4,251,582
Total Real Estate Management & Development 4,251,582
Road & Rail - 0.6%
8,279 XPO CNW Inc 6.700% 5/01/34 BB- 7,519,479
Total Road & Rail 7,519,479
Semiconductors & Semiconductor Equipment - 1.9%
13,308 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 13,156,422
8,525 Broadcom Inc 4.750% 4/15/29 BBB- 8,153,895
5,320 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 3,852,370
Total Semiconductors & Semiconductor Equipment 25,162,687
Software - 1.5%
8,734 Oracle Corp 4.300% 7/08/34 BBB 7,668,898
4,750 Oracle Corp 5.550% 2/06/53 BBB 4,352,575
8,475 VMware Inc 4.700% 5/15/30 BBB 7,933,451
Total Software 19,954,924
Specialty Retail - 1.8%
14,309 Bath & Body Works Inc 6.875% 11/01/35 BB 12,629,091
5,780 Gap Inc, 144A 3.625% 10/01/29 BB 4,238,674
10,280 Gap Inc, 144A (3) 3.875% 10/01/31 BB 7,375,489
Total Specialty Retail 24,243,254
Technology Hardware, Storage & Peripherals - 2.9%
28,844 Hewlett Packard Enterprise Co 6.350% 10/15/45 BBB+ 28,434,386
569 NCR Corp, 144A 5.250% 10/01/30 BB- 470,428
4,720 Seagate HDD Cayman 4.091% 6/01/29 BB+ 4,072,416

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Technology Hardware, Storage & Peripherals (continued)
$ 6,129 Seagate HDD Cayman 4.875% 6/01/27 BB+ $ 5,770,737
Total Technology Hardware, Storage & Peripherals 38,747,967
Tobacco - 0.8%
11,250 Altria Group Inc 5.800% 2/14/39 A3 10,367,762
Total Tobacco 10,367,762
Trading Companies & Distributors - 2.0%
8,600 Ashtead Capital Inc, 144A 4.000% 5/01/28 BBB 7,861,379
2,775 Ashtead Capital Inc, 144A 5.500% 8/11/32 BBB 2,660,906
13,400 United Rentals North America Inc 5.250% 1/15/30 BB+ 12,629,500
3,449 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 3,495,187
Total Trading Companies & Distributors 26,646,972
Wireless Telecommunication Services - 0.5%
4,204 T-Mobile USA Inc 4.750% 2/01/28 BBB- 4,070,819
3,000 T-Mobile USA Inc 5.375% 4/15/27 BBB- 3,000,747
Total Wireless Telecommunication Services 7,071,566
Total Corporate Bonds (cost $687,697,209) 612,681,832
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 337,436,959 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 25.4%
X 337,436,959
Auto Components - 1.8%
$ 8,635 Dana Inc 4.250% 9/01/30 BB+ $ 6,975,094
19,505 Goodyear Tire & Rubber Co (3) 5.250% 7/15/31 BB- 16,603,631
Total Auto Components 23,578,725
Automobiles - 0.7%
6,763 General Motors Financial Co Inc 6.500% N/A (4) BB+ 6,323,405
3,613 General Motors Financial Co Inc 5.700% N/A (4) BB+ 3,263,686
Total Automobiles 9,587,091
Banks - 7.4%
8,965 Bank of America Corp 6.300% N/A (4) BBB+ 9,021,031
11,476 Bank of America Corp (3) 6.500% N/A (4) BBB+ 11,412,882
3,375 Bank of America Corp 6.250% N/A (4) BBB+ 3,375,000
23,521 Citigroup Inc (3) 6.250% N/A (4) BBB- 23,433,737
7,725 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
8.741% N/A (4) Ba1 7,763,625
21,550 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 21,644,281
3,000 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 2,983,125
9,994 PNC Financial Services Group Inc/The (3) 6.200% N/A (4) Baa2 9,844,090
9,100 Wells Fargo & Co 5.875% N/A (4) Baa2 9,027,200
Total Banks 98,504,971
Capital Markets - 1.4%
9,600 Ares Finance Co III LLC, 144A 4.125% 6/30/51 BBB 7,359,425
7,075 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 6,883,267
350 Goldman Sachs Group Inc (3) 4.950% N/A (4) BBB- 332,258
4,850 Morgan Stanley 5.948% 1/19/38 A- 4,738,828
Total Capital Markets 19,313,778
Consumer Finance - 2.0%
18,252 Ally Financial Inc (3) 4.700% N/A (4) Ba2 14,302,945
2,625 Ally Financial Inc 4.700% N/A (4) Ba2 1,931,440
8,075 American Express Co 3.550% N/A (4) Baa2 6,854,867

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Consumer Finance (continued)
$ 4,035 Capital One Financial Corp (3) 3.950% N/A (4) Baa3 $ 3,405,137
Total Consumer Finance 26,494,389
Electric Utilities - 3.6%
13,450 Edison International 5.000% N/A (4) BB+ 11,582,737
22,945 Emera Inc 6.750% 6/15/76 BB+ 22,014,994
15,390 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 14,235,750
Total Electric Utilities 47,833,481
Food Products - 0.6%
2,042 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 1,919,480
3,200 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 2,800,000
3,300 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 2,887,500
Total Food Products 7,606,980
Independent Power Producers & Energy Traders - 2.0%
7,250 Vistra Corp, 144A 7.000% N/A (4) Ba3 6,781,142
20,475 Vistra Corp, 144A 8.000% N/A (4) Ba3 19,656,000
Total Independent Power Producers & Energy Traders 26,437,142
Insurance - 1.5%
5,825 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,645,434
4,950 Enstar Finance LLC 5.750% 9/01/40 BBB- 4,411,935
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 Baa3 11,122,951
Total Insurance 20,180,320
Media - 1.0%
7,125 Paramount Global 6.375% 3/30/62 Baa3 6,138,900
7,830 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 6,694,650
Total Media 12,833,550
Multi-Utilities - 1.0%
59 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 48,823
7,400 Dominion Energy Inc 4.350% N/A (4) BBB- 6,417,802
6,721 Sempra Energy 4.875% N/A (4) BBB- 6,335,374
Total Multi-Utilities 12,801,999
Oil, Gas & Consumable Fuels - 1.0%
12,781 Transcanada Trust 5.875% 8/15/76 BBB 12,142,498
1,150 Transcanada Trust 5.600% 3/07/82 BBB 1,000,040
Total Oil, Gas & Consumable Fuels 13,142,538
Technology Hardware, Storage & Peripherals - 1.4%
6,720 Dell International LLC / EMC Corp 6.020% 6/15/26 BBB 6,802,725
14,425 NCR Corp, 144A 5.125% 4/15/29 B 12,319,270
Total Technology Hardware, Storage & Peripherals 19,121,995
Total $1,000 Par (or similar) Institutional Preferred (cost $374,361,309) 337,436,959
Shares Description (1) Value
X 205,859,770 COMMON STOCKS - 15.5%
X 205,859,770
Aerospace & Defense - 1.3%
26,800 General Dynamics Corp $ 6,107,988
31,400 Huntington Ingalls Industries Inc 6,757,280
51,600 Raytheon Technologies Corp 5,061,444
Total Aerospace & Defense 17,926,712

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares Description (1) Value
Banks - 0.3%
71,700 Wells Fargo & Co $ 3,353,409
Total Banks 3,353,409
Building Products - 0.5%
147,300 Carrier Global Corp 6,632,919
Total Building Products 6,632,919
Chemicals - 0.4%
68,100 DuPont de Nemours Inc 4,973,343
Total Chemicals 4,973,343
Communications Equipment - 0.6%
178,400 Cisco Systems Inc 8,638,128
Total Communications Equipment 8,638,128
Containers & Packaging - 0.4%
97,100 Sealed Air Corp 4,721,002
Total Containers & Packaging 4,721,002
Electrical Equipment - 0.5%
143,600 nVent Electric PLC 6,582,624
Total Electrical Equipment 6,582,624
Equity Real Estate Investment Trusts - 1.0%
99,796 National Storage Affiliates Trust 2,346,204
36,400 Public Storage 10,881,780
Total Equity Real Estate Investment Trusts 13,227,984
Food & Staples Retailing - 0.8%
71,500 Walmart Inc 10,162,295
Total Food & Staples Retailing 10,162,295
Health Care Equipment & Supplies - 0.3%
42,100 Medtronic PLC 3,485,880
Total Health Care Equipment & Supplies 3,485,880
Health Care Providers & Services - 1.3%
24,600 Cigna Group/The 7,185,660
20,700 Humana Inc 10,246,914
Total Health Care Providers & Services 17,432,574
Hotels, Restaurants & Leisure - 0.5%
26,900 McDonald's Corp 7,099,179
Total Hotels, Restaurants & Leisure 7,099,179
Independent Power and Renewable Electricity Producers - 0.4%
89,967 NextEra Energy Partners LP 5,961,214
Total Independent Power and Renewable Electricity Producers 5,961,214
Metals & Mining - 0.4%
117,300 Freeport-McMoRan Inc 4,805,781
Total Metals & Mining 4,805,781
Multi-Utilities - 1.1%
78,700 Public Service Enterprise Group Inc 4,755,841
61,691 Sempra Energy 9,251,182
Total Multi-Utilities 14,007,023

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 2.5%
53,700 ConocoPhillips $ 5,549,895
44,700 Diamondback Energy Inc 6,283,926
15,100 Pioneer Natural Resources Co 3,026,191
176,700 Shell PLC, ADR 10,738,059
62,100 Valero Energy Corp 8,180,433
Total Oil, Gas & Consumable Fuels 33,778,504
Pharmaceuticals - 1.7%
104,900 AstraZeneca PLC, Sponsored ADR 6,837,382
93,600 Bristol-Myers Squibb Co 6,454,656
205,500 Sanofi, ADR 9,627,675
Total Pharmaceuticals 22,919,713
Semiconductors & Semiconductor Equipment - 0.5%
59,200 Applied Materials Inc 6,876,080
Total Semiconductors & Semiconductor Equipment 6,876,080
Software - 0.5%
25,600 Microsoft Corp 6,385,152
Total Software 6,385,152
Technology Hardware, Storage & Peripherals - 0.5%
441,400 Hewlett Packard Enterprise Co 6,890,254
Total Technology Hardware, Storage & Peripherals 6,890,254
Total Common Stocks (cost $186,847,202) 205,859,770
Shares Description (1) Coupon Ratings (2) Value
X 73,080,733 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 5.5%
X 73,080,733
Banks - 1.2%
77,954 Citigroup Inc 7.125% BBB- $ 1,983,150
298,400 KeyCorp 6.200% Baa3 7,415,240
322,500 Western Alliance Bancorp 4.250% Ba1 6,837,000
Total Banks 16,235,390
Capital Markets - 0.4%
197,807 Morgan Stanley 7.125% BBB 5,048,035
Total Capital Markets 5,048,035
Consumer Finance - 0.7%
274,200 Capital One Financial Corp 5.000% Baa3 5,744,490
194,900 Synchrony Financial 5.625% BB- 3,668,018
Total Consumer Finance 9,412,508
Food Products - 0.9%
384,432 CHS Inc 6.750% N/R 9,879,902
90,213 CHS Inc 7.100% N/R 2,318,474
Total Food Products 12,198,376
Insurance - 2.0%
220,806 Athene Holding Ltd 6.375% BBB 5,566,519
284,806 Athene Holding Ltd 6.350% BBB 7,043,253
244,032 Enstar Group Ltd 7.000% BBB- 5,749,394
291,225 Reinsurance Group of America Inc 7.125% BBB+ 7,667,954
Total Insurance 26,027,120

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Multi-Utilities - 0.3%
179,590 Algonquin Power & Utilities Corp 6.200% BB+ $ 4,159,304
Total Multi-Utilities 4,159,304
Total $25 Par (or similar) Retail Preferred (cost $78,566,597) 73,080,733
Shares Description (1) Coupon Ratings (2) Value
X 28,388,934 CONVERTIBLE PREFERRED SECURITIES - 2.1%
X 28,388,934
Banks - 1.4%
2,870 Bank of America Corp 7.250% BBB+ $ 3,426,321
12,630 Wells Fargo & Co 7.500% Baa2 15,066,706
Total Banks 18,493,027
Electric Utilities - 0.7%
212,040 NextEra Energy Inc 6.219% BBB 9,895,907
Total Electric Utilities 9,895,907
Total Convertible Preferred Securities (cost $30,569,348) 28,388,934
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
16,050,017 STRUCTURED NOTES - 1.2%
X 16,050,017
108,100 JPMorgan Chase Bank,
Mandatory Exchangeable
Note, Linked to Common
Stock of Alphabet Inc. (Cap
115.50% of the Issue Price),
144A
10.000% $89.8800 $103.8114 6/21/23 $ 9,833,904
126,500 Merrill Lynch International &
Co, Mandatory Exchangeable
Note, Linked to Common
Stock of Alcoa Corp. (Cap
129.60% of the Issue Price),
144A
16.000% $46.1600 $59.8234 6/21/23 6,216,113
Total Structured Notes (cost $15,703,307) 16,050,017
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
7,516,125 CONVERTIBLE BONDS - 0.6%
X 7,516,125
Media - 0.4%
$ 13,050 Liberty Interactive LLC 4.000% 11/15/29 BB- $ 4,437,000
Total Media 4,437,000

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 0.2%
$ 8,925 Liberty Interactive LLC 3.750% 2/15/30 BB- $ 3,079,125
Total Wireless Telecommunication Services 3,079,125
Total Convertible Bonds (cost $16,792,689) 7,516,125
Total Long-Term Investments (cost $1,390,537,661) 1,281,014,370
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   3.2%
X 42,551,356 MONEY MARKET FUNDS - 3.2%
X 42,551,356
42,551,356 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
4.600%(7) $ 42,551,356
Total Investments Purchased with Collateral from Securities Lending (cost $42,551,356) 42,551,356
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.5%
32,631,972 REPURCHASE AGREEMENTS - 2.5%
32,631,972
$ 32,632 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 2/28/23, repurchase price
$32,633,205, collateralized $39,958,000, U.S. Treasury
Bond, 3.000%, due 8/15/48, value $33,284,668
1.360% 3/01/23 $ 32,631,972
Total Short-Term Investments (cost $32,631,972) 32,631,972
Total Investments (cost $ 1,465,720,989 ) - 102 .2% 1,356,197,698
Other Assets & Liabilities, Net -   (2.2)% (28,757,972)
Net Assets - 100% $ 1,327,439,726
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $41,169,461.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate
See Notes to Financial Statements

Nuveen Floating Rate Income Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 99.8%
X
1,652,197,635 VARIABLE RATE SENIOR LOAN INTERESTS - 82.5% (2)
X 1,652,197,635
Aerospace & Defense - 0.3%
$ 1,830 TransDigm, Inc., Term Loan E 7.178% 3-Month LIBOR 2.250% 5/30/25 Ba3 $ 1,830,303
3,363 TransDigm, Inc., Term Loan F 7.178% 3-Month LIBOR 2.250% 12/09/25 Ba3 3,361,809
Total Aerospace & Defense 5,192,112
Airlines - 2.6%
4,278 AAdvantage Loyalty IP Ltd.,
Term Loan
9.558% 3-Month LIBOR 4.750% 4/20/28 Ba2 4,391,908
10,855 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 10,860,552
17,487 Kestrel Bidco Inc., Term Loan
B
7.592% 1-Month LIBOR 3.000% 12/11/26 B+ 16,704,322
7,908 Mileage Plus Holdings LLC,
Term Loan B
9.996% 3-Month LIBOR 5.250% 6/20/27 Baa3 8,247,487
3,191 SkyMiles IP Ltd., Term Loan B 8.558% 3-Month LIBOR 3.750% 10/20/27 Baa1 3,308,218
8,148 United Airlines, Inc., Term
Loan B
8.568% 3-Month LIBOR 3.750% 4/21/28 Ba1 8,154,833
Total Airlines 51,667,320
Auto Components - 1.1%
6,157 Adient US LLC, Term Loan B 7.885% 1-Month LIBOR 3.250% 4/08/28 BB+ 6,162,467
11,863 Clarios Global LP, Term Loan
B
7.885% 1-Month LIBOR 3.250% 4/30/26 B1 11,835,244
3,414 DexKo Global Inc., Term
Loan B
7.816% 3 Month LIBOR 3.750% 10/04/28 B2 3,212,762
Total Auto Components 21,210,473
Beverages - 1.1%
1,542 City Brewing Company, LLC,
Term Loan
8.330% 3-Month LIBOR 3.500% 4/05/28 CCC 762,364
5,657 Naked Juice LLC, Term Loan 7.930% SOFR90A 3.250% 1/20/29 B2 5,158,021
1,040 Naked Juice LLC, Term Loan,
Second Lien
10.680% SOFR90A 6.000% 1/20/30 CCC 811,028
7,750 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 7,724,193
8,078 Triton Water Holdings, Inc,
Term Loan
8.230% 3-Month LIBOR 3.500% 3/31/28 B1 7,547,284
Total Beverages 22,002,890
Biotechnology - 0.3%
6,800 Grifols Worldwide
Operations USA, Inc., Term
Loan B
6.635% 1-Month LIBOR 2.000% 11/15/27 BB+ 6,632,142
Total Biotechnology 6,632,142
Building Products - 0.4%
5,905 Chamberlain Group Inc, Term
Loan B
7.885% 1-Month LIBOR 3.250% 10/22/28 B 5,699,978
299 Cornerstone Building Brands,
Inc., Term Loan B
7.838% 1-Month LIBOR 3.250% 4/12/28 B 277,306
772 Griffon Corporation, Term
Loan B
7.829% SOFR90A +
Prime
2.500% 1/19/29 BB 767,691
655 Quikrete Holdings, Inc., Term
Loan, First Lien
7.260% 1-Month LIBOR 2.625% 1/31/27 Ba2 650,238

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Building Products (continued)
$ 1,410 Standard Industries Inc., Term
Loan B
6.425% 3-Month LIBOR 2.250% 9/22/28 BBB- $ 1,408,805
Total Building Products 8,804,018
Capital Markets - 0.2%
3,627 Motion Finco LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD B 3,565,322
Total Capital Markets 3,565,322
Chemicals - 1.1%
1,639 ASP Unifrax Holdings Inc,
Term Loan B
8.480% 3-Month LIBOR 3.750% 12/12/25 BB 1,522,650
838 Avient Corporation, Term
Loan B
7.926% SOFR90A 3.250% 8/29/29 BB+ 839,571
4,700 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
7.506% TSFR3M 3.000% 12/08/29 BBB- 4,726,861
3,586 Diamond (BC) B.V., Term
Loan B
7.480% 1 + 3 Month
LIBOR
2.750% 9/29/28 Ba3 3,530,487
3,900 Discovery Purchaser
Corporation, Term Loan
8.962% TSFR3M 4.375% 8/03/29 B- 3,744,702
822 INEOS Styrolution US
Holding LLC, Term Loan B
7.385% 1-Month LIBOR 2.750% 1/29/26 BB+ 819,522
1,241 Kraton Corporation, Term
Loan
8.040% SOFR90A 3.250% 3/15/29 BB 1,238,559
5,425 Trinseo Materials Operating
S.C.A., Term Loan
6.635% 1-Month LIBOR 2.000% 9/09/24 Ba2 5,360,186
Total Chemicals 21,782,538
Commercial Services & Supplies - 2.7%
3,383 Amentum Government
Services Holdings LLC, Term
Loan
8.764% SOFR90A 4.000% 2/07/29 B1 3,353,399
589 Anticimex International AB,
Term Loan
8.953% 3-Month LIBOR 4.000% 11/16/28 B 587,187
2,178 Anticimex International AB,
Term Loan B1
8.453% 3-Month LIBOR 3.500% 11/16/28 B 2,158,943
4,274 Covanta Holding
Corporation, Term Loan B,
(DD1)
7.118% TSFR1M 2.500% 11/30/28 Ba1 4,269,111
323 Covanta Holding
Corporation, Term Loan C,
(DD1)
7.061% TSFR1M 2.500% 11/30/28 Ba1 322,580
4,929 Garda World Security
Corporation, Term Loan B
8.850% 1-Month LIBOR 4.250% 10/30/26 BB+ 4,930,823
18,333 GFL Environmental Inc., Term
Loan
7.561% TSFR1M 3.000% 5/31/27 BB- 18,384,983
2,469 Herman Miller, Inc, Term
Loan B
2.114% TSFR1M 2.000% 7/19/28 BB+ 2,428,633
3,026 Intrado Corporation, Term
Loan
8.825% 3-Month LIBOR 4.000% 10/10/24 B1 2,663,322
13,375 Prime Security Services
Borrower, LLC, Term Loan
7.517% 3-Month LIBOR 2.750% 9/23/26 BB- 13,367,666
1,298 West Corporation, Term Loan
B1
8.075% 3-Month LIBOR 3.250% 10/10/24 B1 1,222,046
1,069 WIN Waste Innovations
Holdings, Inc., Term Loan B
7.480% 3-Month LIBOR 2.750% 3/25/28 B 1,018,025
Total Commercial Services & Supplies 54,706,718

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Communications Equipment - 0.9%
$ 3,138 Avaya, Inc., Term Loan B (5) 8.838% 1-Month LIBOR 4.250% 12/15/27 C $ 855,105
8,552 CommScope, Inc., Term
Loan B
7.885% 1-Month LIBOR 3.250% 4/04/26 B1 8,321,102
650 Delta TopCo, Inc., Term Loan,
Second Lien
11.654% SOFR90A 7.250% 12/01/28 CCC 572,543
2,075 EOS Finco Sarl, Term Loan 10.604% SOFR90A 6.000% 8/03/29 B 2,059,437
3,527 MLN US HoldCo LLC, Term
Loan
11.154% TSFR3M 6.700% 10/18/27 CCC+ 2,556,778
6,070 MLN US HoldCo LLC, Term
Loan, First Lien
8.252% 3-Month LIBOR 4.500% 11/30/25 CCC- 1,805,893
3,301 Riverbed Technology, Inc.,
Exit Term Loan, (DD1) (cash
10.840%, PIK 2.000%)
10.840% 3 + 12 Month
LIBOR
6.000% 12/07/26 Caa1 1,202,886
1,617 ViaSat, Inc., Term Loan 9.232% TSFR1M 4.500% 3/04/29 BB+ 1,602,727
Total Communications Equipment 18,976,471
Construction & Engineering - 0.1%
242 Aegion Corporation, Term
Loan
9.385% 1-Month LIBOR 4.750% 5/17/28 B 236,270
2,437 Centuri Group Inc 7.863% 1 + 3 Month
LIBOR + Prime
2.167% 8/27/28 Ba2 2,424,627
Total Construction & Engineering 2,660,897
Consumer Finance - 0.1%
1,555 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
6.385% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,545,889
Total Consumer Finance 1,545,889
Containers & Packaging - 0.9%
4,435 Berry Global, Inc., Term Loan
Z
6.325% 1-Month LIBOR 1.750% 7/01/26 BBB- 4,429,266
1,418 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.893% SOFR30A 4.175% 3/30/29 B 1,400,912
5,435 Klockner-Pentaplast of
America, Inc., Term Loan B
9.816% 6-Month LIBOR 4.750% 2/09/26 B 5,034,635
1,795 Reynolds Group Holdings
Inc. , Term Loan B
7.885% 1-Month LIBOR 3.250% 9/24/28 B+ 1,789,575
4,534 Reynolds Group Holdings
Inc. , Term Loan B2
7.885% 1-Month LIBOR 3.250% 2/05/26 B+ 4,528,971
1,569 TricorBraun Holdings, Inc.,
Term Loan
7.885% 1-Month LIBOR 3.250% 3/03/28 B2 1,534,618
Total Containers & Packaging 18,717,977
Diversified Consumer Services - 0.3%
1,500 AVSC Holding Corp., Term
Loan B3 (cash 15.000%, PIK
10.000%)
15.000% 3-Month LIBOR 15.000% 12/04/26 CCC+ 1,606,252
4,182 Spin Holdco Inc., Term Loan,
(DD1)
8.765% 3-Month LIBOR 4.000% 3/04/28 B- 3,543,013
Total Diversified Consumer Services 5,149,265
Diversified Financial Services - 0.4%
4,682 Avaya, Inc., Term Loan B2 (5) 8.588% 1-Month LIBOR 4.000% 12/15/27 C 1,275,916
665 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.098% 1-Month LIBOR 1.500% 2/12/27 Baa2 659,747
1,964 Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 12/19/22 N/R 117,833

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Financial Services (continued)
$ 5,211 Trans Union, LLC, Term Loan
B6
6.885% 1-Month LIBOR 2.250% 12/01/28 BBB- $ 5,188,122
Total Diversified Financial Services 7,241,618
Diversified Telecommunication Services - 2.8%
1,691 Altice France S.A., Term Loan
B12
8.517% 3-Month LIBOR 3.688% 1/31/26 B 1,643,824
9,621 Altice France S.A., Term Loan
B13
8.864% 3-Month LIBOR 4.000% 8/14/26 B 9,366,685
1,491 Cablevision Lightpath LLC,
Term Loan B
7.838% 1-Month LIBOR 3.250% 12/01/27 B1 1,483,234
334 CenturyLink, Inc., Term Loan
B
6.885% 1-Month LIBOR 2.250% 3/15/27 BB+ 278,648
5,970 Cincinnati Bell, Inc., Term
Loan B2
7.968% SOFR30A 3.250% 11/23/28 B+ 5,941,495
606 Connect Finco Sarl, Term
Loan B
8.140% 1-Month LIBOR 3.500% 12/12/26 B+ 596,786
13,836 Cyxtera DC Holdings, Inc.,
Term Loan B
7.820% 3-Month LIBOR 3.000% 5/01/24 CCC+ 12,504,349
9,278 Dawn Acquisition LLC, Term
Loan
8.480% 3-Month LIBOR 3.750% 12/31/25 Caa1 5,855,683
2,710 Eagle Broadband
Investments LLC, Term Loan
7.750% 3-Month LIBOR 3.000% 11/12/27 B+ 2,684,874
16,546 Frontier Communications
Corp., Term Loan B
8.500% 3-Month LIBOR 3.750% 10/08/27 BB+ 16,228,207
Total Diversified Telecommunication Services 56,583,785
Electric Utilities - 0.8%
853 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- 852,555
4,488 Pacific Gas & Electric
Company, Term Loan
7.688% 1-Month LIBOR 3.000% 6/23/25 BB 4,478,913
9,834 Talen Energy Supply, LLC,
Term Loan B (5)
8.385% 1-Month LIBOR 3.750% 7/08/26 N/R 9,991,344
Total Electric Utilities 15,322,812
Electronic Equipment, Instruments & Components - 0.5%
2,840 II-VI Incorporated, Term Loan
B
7.385% 1-Month LIBOR 2.750% 7/01/29 BBB- 2,834,474
8,037 Ingram Micro Inc., Term Loan
B
8.230% 3-Month LIBOR 3.500% 7/02/28 BB+ 8,017,104
Total Electronic Equipment, Instruments & Components 10,851,578
Entertainment - 0.7%
12,555 AMC Entertainment
Holdings, Inc. , Term Loan B
7.573% 1-Month LIBOR 3.000% 4/22/26 B- 7,912,626
2,325 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 9/20/26 D 379,857
5,123 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 2/28/25 D 842,553
867 Diamond Sports Group, LLC,
Term Loan, Second Lien
8.025% SOFR90A 3.250% 8/24/26 Caa2 102,002
1,201 Lions Gate Capital Holdings
LLC, Term Loan B
6.885% 1-Month LIBOR 2.250% 3/24/25 Ba2 1,192,258
1,027 Playtika Holding Corp, Term
Loan
7.385% 1-Month LIBOR 2.750% 3/11/28 BB+ 1,017,970
2,574 Univision Communications
Inc., Term Loan C5
7.385% 1-Month LIBOR 2.750% 3/15/24 B+ 2,576,471
Total Entertainment 14,023,737

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Food & Staples Retailing - 1.3%
$ 11,501 US Foods, Inc.,, (DD1) 6.635% 1-Month LIBOR 2.000% 9/13/26 BB $ 11,487,094
15,482 US Foods, Inc., Term Loan B 7.385% 1-Month LIBOR 2.750% 11/22/28 BB 15,484,259
Total Food & Staples Retailing 26,971,353
Food Products - 0.5%
1,286 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien, (DD1)
8.385% 1-Month LIBOR 3.750% 10/01/25 CCC+ 1,133,072
3,883 CHG PPC Parent LLC, Term
Loan
7.688% 1-Month LIBOR 3.000% 12/08/28 B1 3,844,319
119 H Food Holdings LLC, Term
Loan B3
9.635% 1-Month LIBOR 5.000% 5/31/25 B2 107,695
4,359 Sycamore Buyer LLC, Term
Loan B
6.939% SOFR90A 2.250% 7/22/29 BB+ 4,252,823
Total Food Products 9,337,909
Health Care Equipment & Supplies - 3.5%
23,376 Bausch & Lomb, Inc., Term
Loan
7.842% SOFR90A 3.250% 5/05/27 BB- 22,916,435
1,397 Carestream Health, Inc., Term
Loan
12.180% SOFR90A 7.500% 9/30/27 B- 958,798
1,271 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 1,253,161
3,240 ICU Medical, Inc., Term Loan
B
7.174% TSFRM1 +
SOFR90A
2.375% 12/14/28 BBB- 3,227,550
41,702 Medline Borrower, LP, Term
Loan B
7.885% 1-Month LIBOR 3.250% 10/21/28 BB- 40,274,001
1,470 Viant Medical Holdings, Inc.,
Term Loan, First Lien
8.385% 1-Month LIBOR 3.750% 7/02/25 B3 1,375,577
532 Vyaire Medical, Inc., Term
Loan B
9.517% 3-Month LIBOR 4.750% 4/16/25 Caa1 386,350
Total Health Care Equipment & Supplies 70,391,872
Health Care Providers & Services - 6.1%
2,651 Agiliti Health, Inc, Term Loan 7.375% 1-Month LIBOR 2.750% 1/04/26 B+ 2,640,651
407 Agiliti Health, Inc, Term Loan 7.375% 1-Month LIBOR 2.750% 1/04/26 B+ 406,125
6,254 AHP Health Partners, Inc.,
Term Loan B
8.135% 1-Month LIBOR 3.500% 8/23/28 B1 6,219,852
4,747 DaVita, Inc. , Term Loan B 6.385% 1-Month LIBOR 1.750% 8/12/26 BBB- 4,677,444
510 Element Materials
Technology Group US
Holdings Inc., Term Loan
7.903% SOFR90A 4.250% 4/12/29 B1 506,815
1,105 Element Materials
Technology Group US
Holdings Inc., Term Loan
8.930% SOFR90A 4.250% 4/12/29 B1 1,098,099
2,646 EyeCare Partners, LLC, Term
Loan
8.480% 3-Month LIBOR 3.750% 2/20/27 B2 2,228,239
465 Forefront Management
Holdings, LLC, Term Loan (6)
8.926% SOFR90A 4.250% 3/23/29 B 457,018
2,473 Forefront Management
Holdings, LLC, Term Loan B
8.926% SOFR90A 4.250% 3/23/29 B 2,432,820
4,368 Gainwell Acquisition Corp.,
Term Loan B
8.730% 3-Month LIBOR 4.000% 10/01/27 BB- 4,218,777
1,686 Global Medical Response,
Inc., Term Loan
9.203% 1-Month LIBOR 4.250% 3/14/25 B- 1,351,174
9,430 Global Medical Response,
Inc., Term Loan B
8.830% 1-Month LIBOR 4.250% 10/02/25 B- 7,522,422
5,754 ICON Luxembourg S.A.R.L.,
Term Loan
7.000% 3-Month LIBOR 2.250% 7/01/28 BB+ 5,754,126
1,295 Onex TSG Intermediate
Corp., Term Loan B
9.688% 3-Month LIBOR 4.750% 2/26/28 B 1,158,624

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 2,209 Packaging Coordinators
Midco, Inc., Term Loan, First
Lien
8.230% 3-Month LIBOR 3.500% 11/30/27 B2 $ 2,169,876
32,541 Parexel International
Corporation, Term Loan, First
Lien
7.867% 1-Month LIBOR 3.250% 11/15/28 B1 31,914,990
3,492 Phoenix Guarantor Inc, Term
Loan B
7.885% 1-Month LIBOR 3.250% 3/05/26 B1 3,433,934
218 Quorum Health Corporation,
Term Loan (5)
12.975% 3-Month LIBOR 8.250% 4/29/25 CCC 155,374
15,730 Select Medical Corporation,
Term Loan B
7.140% 1-Month LIBOR 2.500% 3/06/25 Ba2 15,685,280
739 Sound Inpatient Physicians,
Term Loan B
7.825% 3-Month LIBOR 3.000% 6/28/25 B- 602,081
18,367 Surgery Center Holdings,
Inc., Term Loan
8.360% 1-Month LIBOR 3.750% 8/31/26 B1 18,263,353
8,676 Team Health Holdings, Inc.,
Term Loan, First Lien, (DD1)
7.385% 1-Month LIBOR 2.750% 2/06/24 B- 8,035,080
1,854 US Radiology Specialists, Inc.,
Term Loan
9.885% 1-Month LIBOR 5.250% 12/15/27 B- 1,739,295
Total Health Care Providers & Services 122,671,449
Health Care Technology - 0.0%
19 Athenahealth, Inc., Term Loan
(6)
8.061% SOFR30A 3.500% 1/27/29 B+ 17,606
32 Athenahealth, Inc., Term
Loan B
8.061% SOFR30A 3.500% 1/27/29 B+ 30,173
Total Health Care Technology 47,779
Hotels, Restaurants & Leisure - 10.8%
153 24 Hour Fitness Worldwide,
Inc., Exit Term Loan (cash
18.849%, PIK 12.000%)
18.849% 3-Month LIBOR 14.000% 9/29/26 Caa3 84,277
342 24 Hour Fitness Worldwide,
Inc., Term Loan
9.726% 3-Month LIBOR 5.000% 12/29/25 CCC- 29,956
8,696 Alterra Mountain Company,
Term Loan
8.135% 1-Month LIBOR 3.500% 8/17/28 B+ 8,690,331
3,398 Alterra Mountain Company,
Term Loan B1
7.385% 1-Month LIBOR 2.750% 7/31/24 B+ 3,398,596
28,056 B.C. Unlimited Liability
Company, Term Loan B4
6.840% 1 Month LIBOR 1.750% 11/19/26 BB+ 27,872,827
4,845 Caesars Entertainment Corp,
Term Loan B
7.968% TSFR1M 3.250% 1/25/30 Ba3 4,844,661
3,045 Carnival Corporation, Term
Loan B
7.885% 1-Month LIBOR 3.250% 10/18/28 BB- 2,961,559
8,364 Carnival Corporation, Term
Loan B
7.635% 1-Month LIBOR 3.000% 6/30/25 Ba2 8,244,351
2,962 Churchill Downs
Incorporated, Term Loan B
6.640% 1-Month LIBOR 2.000% 12/27/24 BBB- 2,963,798
5,059 Churchill Downs
Incorporated, Term Loan B1
6.640% 1-Month LIBOR 2.000% 3/17/28 BBB- 5,033,650
18,224 ClubCorp Holdings, Inc.,
Term Loan B
7.480% 3-Month LIBOR 2.750% 9/18/24 B2 17,186,056
6,212 Crown Finance US, Inc., Term
Loan, (DD1)
14.756% SOFR90A 10.000% 9/09/23 N/R 6,351,486
6,755 Equinox Holdings, Inc., Term
Loan, First Lien, (DD1)
7.730% 3-Month LIBOR 3.000% 3/08/24 Caa2 5,716,510
583 Equinox Holdings, Inc., Term
Loan, Second Lien
11.730% 3-Month LIBOR 7.000% 3/08/25 Ca 375,913
2,199 Everi Holdings Inc., Term
Loan B
7.135% 1-Month LIBOR 2.500% 8/03/28 BB+ 2,194,031

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 15,386 Fertitta Entertainment, LLC,
Term Loan B
8.618% SOFR30A 4.000% 1/27/29 B $ 14,996,243
4,315 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.180% SOFR90A 3.500% 10/31/29 Ba1 4,318,366
3,696 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.635% 1-Month LIBOR 3.000% 8/02/28 BB+ 3,694,849
3,113 IRB Holding Corp, Term Loan
B
7.687% SOFR90A 3.000% 12/15/27 B+ 3,077,013
1,169 Life Time Fitness Inc , Term
Loan B
9.385% 1-Month LIBOR 4.750% 12/15/24 B+ 1,169,562
517 Motion Finco LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD B 508,492
11,191 NASCAR Holdings, Inc, Term
Loan B
7.135% 1-Month LIBOR 2.500% 10/18/26 BBB- 11,201,709
711 PCI Gaming Authority, Term
Loan
7.135% 1-Month LIBOR 2.500% 5/31/26 BBB- 710,890
4,325 Penn National Gaming, Inc.,
Term Loan B
7.468% SOFR30A 2.750% 4/20/29 BB 4,318,042
3,125 Playa Resorts Holding B.V.,
Term Loan B
8.814% SOFR30A 4.250% 12/15/28 B 3,120,125
11,975 Scientific Games
International, Inc., Term Loan
7.662% SOFR30A 3.000% 4/07/29 BBB- 11,962,012
6,560 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
7.688% 1-Month LIBOR 3.000% 8/25/28 BB 6,551,549
28,778 Stars Group Holdings B.V.
(The), Term Loan
6.980% 3-Month LIBOR 2.250% 7/10/25 BBB 28,774,634
5,138 Stars Group Holdings B.V.
(The), Term Loan B
8.092% SOFR90A 3.250% 7/04/28 BBB 5,145,048
2,521 Station Casinos LLC, Term
Loan B
6.890% 1-Month LIBOR 2.250% 2/08/27 BB- 2,509,805
8,101 Twin River Worldwide
Holdings, Inc., Term Loan B
7.851% 1-Month LIBOR 3.250% 10/01/28 BB+ 7,736,101
9,713 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
5.279% 1 + 3 Month
LIBOR
2.750% 5/16/25 B+ 9,681,829
Total Hotels, Restaurants & Leisure 215,424,271
Household Durables - 0.8%
8,962 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien, (DD1)
8.216% 3-Month LIBOR
+ SOFR30A
3.750% 7/30/28 B 8,656,114
7,512 Weber-Stephen Products
LLC, Term Loan B
7.885% 1-Month LIBOR 3.250% 10/30/27 CCC+ 6,596,014
Total Household Durables 15,252,128
Independent Power and Renewable Electricity Producers - 0.3%
5,892 Talen Energy Supply, LLC,
Term Loan
4.120% SOFR90A 4.750% 11/11/23 N/R 5,954,602
Total Independent Power and Renewable Electricity Producers 5,954,602
Insurance - 4.3%
3,739 Acrisure, LLC, Term Loan B 8.104% 1-Month LIBOR 3.500% 2/15/27 B 3,582,782
1,985 Acrisure, LLC, Term Loan B,
First Lien
8.885% 1-Month LIBOR 4.250% 2/15/27 B 1,917,355
10,460 Alliant Holdings
Intermediate, LLC, Term Loan
B4
8.092% 1-Month LIBOR 3.500% 11/06/27 B 10,353,485
2,314 Alliant Holdings
Intermediate, LLC, Term Loan
B5
8.060% TSFR1M 3.500% 2/08/27 B 2,288,581

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance (continued)
$ 5,952 AssuredPartners, Inc., Term
Loan
8.118% SOFR30A 3.500% 2/13/27 B $ 5,835,337
1,980 AssuredPartners, Inc., Term
Loan B
8.135% 1-Month LIBOR 3.500% 2/13/27 B 1,940,495
4,206 AssuredPartners, Inc., Term
Loan B
8.135% 1-Month LIBOR 3.500% 2/13/27 B 4,121,669
2,745 Asurion LLC, Term Loan B4,
Second Lien
9.885% 1-Month LIBOR 5.250% 1/20/29 B 2,351,092
4,626 Asurion LLC, Term Loan B7 7.635% 1-Month LIBOR 3.000% 11/03/24 Ba3 4,616,669
396 Asurion LLC, Term Loan B8 7.885% 1-Month LIBOR 3.250% 12/23/26 Ba3 377,694
3,565 Asurion LLC, Term Loan B9 7.885% 1-Month LIBOR 3.250% 7/31/27 Ba3 3,334,467
3,653 Broadstreet Partners, Inc.,
Term Loan B, (DD1)
7.635% 1-Month LIBOR 3.000% 1/27/27 B1 3,609,243
8,404 Broadstreet Partners, Inc.,
Term Loan B2
7.885% 1-Month LIBOR 3.250% 1/27/27 B1 8,303,832
5,585 Hub International Limited,
Term Loan B
7.173% 3-Month LIBOR 3.000% 4/25/25 B 5,577,374
1,155 Hub International Limited,
Term Loan B
8.728% SOFR90A 4.000% 11/10/29 B 1,155,722
5,333 Hub International Limited,
Term Loan B
9.179% 3-Month LIBOR 3.250% 4/25/25 B 5,332,021
11,949 Ryan Specialty Group, LLC,
Term Loan
7.718% SOFR30A 3.000% 9/01/27 BB- 11,952,697
5,820 USI, Inc., Term Loan 8.330% SOFR90A 3.750% 11/16/29 B1 5,817,386
3,931 USI, Inc., Term Loan B 7.980% 3-Month LIBOR 3.250% 12/02/26 B1 3,932,609
Total Insurance 86,400,510
Interactive Media & Services - 0.6%
389 Getty Images, Inc., Term
Loan B
9.218% 1-Month LIBOR 4.500% 2/19/26 BB- 389,427
17,021 Rackspace Technology
Global, Inc., Term Loan B
7.595% 3-Month LIBOR 2.750% 2/09/28 B- 10,784,997
Total Interactive Media & Services 11,174,424
Internet & Direct Marketing Retail - 0.4%
5,950 CNT Holdings I Corp, Term
Loan
8.125% TSFR3M 3.500% 11/08/27 B 5,853,114
2,481 Medical Solutions Holdings,
Inc., Term Loan, First Lien,
(DD1)
8.135% 1-Month LIBOR 3.500% 11/01/28 B1 2,418,266
Total Internet & Direct Marketing Retail 8,271,380
IT Services - 1.4%
1,336 Ahead DB Holdings, LLC,
Term Loan B
8.480% 3-Month LIBOR 3.750% 10/16/27 B+ 1,324,180
288 iQor US Inc., Exit Term Loan 12.135% 1-Month LIBOR 7.500% 9/15/27 B1 286,966
5,652 Optiv Security, Inc. , Term
Loan, First Lien
7.420% 3-Month LIBOR 3.250% 2/01/24 B- 5,621,985
3,072 Perforce Software, Inc., Term
Loan B
8.385% 1-Month LIBOR 3.750% 7/01/26 B2 2,911,522
11,840 Syniverse Holdings, Inc., Term
Loan
11.580% SOFR90A 7.000% 5/10/29 B- 10,677,171
5,617 Tempo Acquisition LLC, Term
Loan B
7.618% TSFR1M 3.000% 8/31/28 BB- 5,618,461
1,239 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan (cash 6.230%, PIK
7.250%)
6.230% 3-Month LIBOR 1.500% 2/28/25 B- 1,277,937
782 WEX Inc., Term Loan 6.885% 1-Month LIBOR 2.250% 4/01/28 Ba2 780,690
Total IT Services 28,498,912

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Leisure Products - 0.2%
$ 3,442 Hayward Industries, Inc.,
Term Loan
7.135% 1-Month LIBOR 2.500% 5/28/28 BB $ 3,362,279
677 SRAM, LLC , Term Loan B 7.385% 1-Month LIBOR 2.750% 5/18/28 BB- 673,040
Total Leisure Products 4,035,319
Life Sciences Tools & Services - 0.1%
681 Avantor Funding, Inc., Term
Loan B5
6.885% 1-Month LIBOR 2.250% 11/06/27 BB+ 681,300
1,164 Curia Global, Inc., Term Loan,
(DD1)
8.418% TSFR1M +
TSFR3M
3.750% 8/30/26 B3 1,005,603
1,434 ICON Luxembourg S.A.R.L.,
Term Loan
7.000% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,433,746
Total Life Sciences Tools & Services 3,120,649
Machinery - 1.3%
4,274 Ali Group North America
Corporation, Term Loan B
6.732% TSFR1M 2.000% 10/13/28 Baa3 4,262,365
1,309 Alliance Laundry Systems
LLC, Term Loan B
8.306% 3-Month LIBOR 3.500% 10/08/27 B 1,299,952
5,155 Chart Industries Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD Ba3 5,158,248
9,897 Gates Global LLC, Term Loan
B3
7.135% 1-Month LIBOR 2.500% 3/31/27 Ba3 9,869,687
4,505 Grinding Media Inc., Term
Loan B
7.649% 3-Month LIBOR 4.000% 10/12/28 B 4,257,685
739 Madison IAQ LLC, Term Loan 7.988% 3-Month LIBOR 3.250% 6/21/28 B2 705,255
Total Machinery 25,553,192
Media - 7.2%
3,149 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.218% SOFR30A 3.500% 12/21/28 B1 3,097,025
640 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
10.718% SOFR30A 6.000% 12/20/29 CCC+ 594,400
2,736 Altice Financing SA, Term
Loan
9.566% TSFR3M 5.000% 10/31/27 B 2,732,107
11,522 Cengage Learning, Inc., Term
Loan B
9.880% 3-Month LIBOR 4.750% 7/14/26 B 10,923,320
280 Checkout Holding Corp., First
Out Term Loan
12.088% 1-Month LIBOR 7.500% 2/15/23 N/R 216,798
564 Checkout Holding Corp., Last
Out Term Loan (cash 5.635%,
PIK 9.500%)
5.635% 1-Month LIBOR 1.000% 8/15/23 N/R 129,790
36,445 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.231% 1 + 3 Month
LIBOR
3.500% 8/21/26 B1 34,592,501
560 CSC Holdings, LLC, Term
Loan
6.838% 1-Month LIBOR 2.250% 1/15/26 B+ 541,768
1,354 CSC Holdings, LLC, Term
Loan B1
6.838% 1-Month LIBOR 2.250% 7/17/25 B+ 1,310,631
746 CSC Holdings, LLC, Term
Loan B5
7.088% 1-Month LIBOR 2.500% 4/15/27 B+ 674,187
7,359 CSC Holdings, LLC, Term
Loan B6
9.062% SOFR30A 4.500% 1/18/28 B+ 6,908,668
14,284 DirecTV Financing, LLC, Term
Loan
9.635% 1-Month LIBOR 5.000% 8/02/27 BBB- 13,931,338
7,341 Dotdash Meredith Inc, Term
Loan B
8.668% SOFR90A 4.000% 12/01/28 B+ 6,496,632
516 Emerald Expositions Holding,
Inc., Term Loan B
7.135% 1-Month LIBOR 2.500% 5/22/24 B 509,781
4,595 Formula One Holdings
Limited., Term Loan B
7.868% TSFR1M 3.250% 1/15/30 BB+ 4,613,380

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 493 Gray Television, Inc., Term
Loan B
7.066% 1-Month LIBOR 2.500% 2/07/24 BB+ $ 493,324
1,507 Gray Television, Inc., Term
Loan C
7.066% 1-Month LIBOR 2.500% 1/02/26 BB+ 1,489,678
24,577 iHeartCommunications, Inc.,
Term Loan
7.635% 1-Month LIBOR 3.000% 5/01/26 BB- 23,856,855
155 LCPR Loan Financing LLC,
Term Loan B
8.338% 1-Month LIBOR 3.750% 10/15/28 BB+ 153,960
10,876 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.964% 1 + 3 + 6
Month LIBOR
4.750% 7/30/28 BB+ 10,467,973
717 Mission Broadcasting, Inc.,
Term Loan B
7.047% 1-Month LIBOR 2.500% 6/03/28 BBB- 715,287
2,907 Outfront Media Capital LLC,
Term Loan B
6.385% 1-Month LIBOR 1.750% 11/18/26 Ba1 2,879,747
5,469 Virgin Media Bristol LLC,
Term Loan N
7.088% 1-Month LIBOR 2.500% 1/31/28 BB+ 5,374,250
3,891 WideOpenWest Finance LLC,
Term Loan B
7.580% SOFR90A 3.000% 12/20/28 BB 3,885,350
7,871 Ziggo Financing Partnership,
Term Loan I
7.088% 1-Month LIBOR 2.500% 4/30/28 BB 7,720,223
Total Media 144,308,973
Multiline Retail - 0.0%
165 Belk, Inc., Term Loan 12.458% 1-Month LIBOR 7.500% 7/31/25 CCC 140,745
811 Belk, Inc., Term Loan (cash
13.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 C 152,213
Total Multiline Retail 292,958
Oil, Gas & Consumable Fuels - 2.5%
391 BCP Renaissance Parent LLC,
Term Loan B3
8.118% TSFR1M 3.500% 10/31/26 B+ 390,155
4,252 Buckeye Partners, L.P., Term
Loan B
6.816% 1-Month LIBOR 2.250% 11/01/26 BBB- 4,253,208
2,593 Crown Finance US, Inc., Term
Loan
6.642% 3-Month LIBOR 2.750% 2/28/24 CCC+ 435,905
17,766 Freeport LNG Investments,
LLLP, Term Loan A
7.808% 3-Month LIBOR 3.000% 11/16/26 N/R 17,411,212
12,957 Gulf Finance, LLC, Term Loan 8.711% 1-Month LIBOR 6.750% 8/25/26 B 12,739,010
3,157 M6 ETX Holdings II Midco
LLC, Term Loan B
9.158% SOFR90A 4.500% 8/11/29 BB 3,148,532
5,722 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
12.635% 1-Month LIBOR 8.000% 8/27/26 B 5,712,962
4,306 TransMontaigne Operating
Company L.P., Term Loan B
6.739% 1 + 3 Month
LIBOR
3.500% 11/05/28 BB 4,290,695
1,225 Traverse Midstream Partners
LLC, Term Loan B
8.450% SOFR90A 3.750% 2/16/28 B+ 1,217,015
Total Oil, Gas & Consumable Fuels 49,598,694
Paper & Forest Products - 0.1%
2,621 Asplundh Tree Expert, LLC,
Term Loan B, (DD1)
6.367% 1-Month LIBOR 1.750% 9/04/27 BBB- 2,616,456
Total Paper & Forest Products 2,616,456

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Personal Products - 0.3%
$ 573 Conair Holdings, LLC, Term
Loan B
8.480% 3-Month LIBOR 3.750% 5/17/28 B- $ 511,275
2,500 Kronos Acquisition Holdings
Inc, Term Loan, (WI/DD)
TBD TBD TBD TBD B2 2,448,437
2,476 Kronos Acquisition Holdings
Inc., Term Loan B, (DD1)
8.703% 3-Month LIBOR 3.750% 12/22/26 B2 2,415,369
Total Personal Products 5,375,081
Pharmaceuticals - 3.4%
765 Catalent Pharma Solutions
Inc., Term Loan B3
6.625% 1-Month LIBOR 2.000% 2/22/28 BBB- 764,930
30,310 Jazz Financing Lux S.a.r.l.,
Term Loan
8.135% 1-Month LIBOR 3.500% 5/05/28 BB+ 30,296,598
3,465 LSCS Holdings, Inc., Term
Loan, First Lien
9.135% 1-Month LIBOR 4.500% 12/16/28 B2 3,390,295
1,947 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)
10.236% 3-Month LIBOR 5.500% 9/30/27 B3 1,548,671
13,242 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)
9.986% 3-Month LIBOR 5.250% 9/30/27 B3 10,541,003
19,769 Organon & Co, Term Loan 7.750% 3-Month LIBOR 3.000% 6/02/28 BB 19,612,584
2,876 Perrigo Investments, LLC,
Term Loan B
7.218% SOFR30A 2.500% 4/05/29 Baa3 2,885,534
Total Pharmaceuticals 69,039,615
Professional Services - 0.8%
1,767 CCRR Parent, Inc, Term Loan
B
8.390% 1-Month LIBOR 3.750% 3/05/28 B 1,731,780
2,406 CHG Healthcare Services Inc.,
Term Loan
7.885% 1-Month LIBOR 3.250% 9/30/28 B1 2,395,506
2,093 Dun & Bradstreet
Corporation (The), Term Loan
7.867% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,091,214
2,645 Dun & Bradstreet
Corporation (The), Term Loan
B2
7.855% SOFR30A 3.250% 1/18/29 BB+ 2,636,416
1,055 Physician Partners LLC, Term
Loan
8.718% SOFR30A 4.000% 2/01/29 B 1,016,420
5,852 Verscend Holding Corp.,
Term Loan B
8.635% 1-Month LIBOR 4.000% 8/27/25 BB- 5,856,793
Total Professional Services 15,728,129
Real Estate Management & Development - 0.3%
2,841 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
7.968% TSFR1M 3.250% 1/31/30 BB 2,830,163
2,252 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.385% 1-Month LIBOR 2.750% 8/21/25 BB 2,244,153
1,988 Forest City Enterprises, L.P.,
Term Loan B
8.135% 1-Month LIBOR 3.500% 12/07/25 B+ 1,853,828
Total Real Estate Management & Development 6,928,144
Road & Rail - 1.5%
1,210 First Student Bidco Inc, Term
Loan B
7.726% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,156,817
451 First Student Bidco Inc, Term
Loan C
7.726% 3-Month LIBOR 3.000% 7/21/28 BB+ 431,133
4,406 Genesee & Wyoming Inc.
(New), Term Loan
6.730% 3-Month LIBOR 2.000% 12/30/26 BB+ 4,399,734
20,824 Hertz Corporation, (The),
Term Loan B
7.890% 1-Month LIBOR 3.250% 6/30/28 BB+ 20,739,827

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Road & Rail (continued)
$ 3,982 Hertz Corporation, (The),
Term Loan C
7.890% 1-Month LIBOR 3.250% 6/30/28 BB+ $ 3,966,004
Total Road & Rail 30,693,515
Semiconductors & Semiconductor Equipment - 0.3%
3,278 Bright Bidco B.V., Term Loan 6.838% 3-Month LIBOR
+ TSFR3M
4.500% 10/31/27 B 2,895,273
2,150 Entegris, Inc., Term Loan B 7.605% SOFR30A +
SOFR90A
3.000% 7/06/29 Baa3 2,157,611
165 MACOM Technology
Solutions Holdings, Inc., Term
Loan
6.885% 1-Month LIBOR 2.250% 5/19/24 Ba1 164,720
Total Semiconductors & Semiconductor Equipment 5,217,604
Software - 11.3%
1,451 Applied Systems, Inc., Term
Loan, First Lien
9.041% SOFR90A 4.500% 9/19/26 B2 1,457,607
3,404 AppLovin Corporation, Term
Loan B
8.596% TSFR3M +
Prime
2.550% 10/21/28 BB- 3,378,743
918 Apttus Corporation, Term
Loan
9.075% 3-Month LIBOR 4.250% 5/06/28 BB 883,952
3,879 Avaya, Inc., Term Loan 14.562% SOFR30A 10.000% 12/15/27 C 989,185
5,223 Avaya, Inc., Term Loan (6) 12.761% SOFR90A 8.000% 8/15/23 N/R 5,431,405
8,682 Banff Merger Sub Inc, Term
Loan
8.385% 1-Month LIBOR 3.750% 10/02/25 B2 8,589,406
9,359 Camelot U.S. Acquisition LLC,
Term Loan B
7.635% 1-Month LIBOR 3.000% 10/31/26 B1 9,335,083
3,549 Camelot U.S. Acquisition LLC,
Term Loan B
7.635% 1-Month LIBOR 3.000% 10/31/26 B1 3,541,918
4,044 CCC Intelligent Solutions Inc.,
Term Loan B
6.885% 1-Month LIBOR 2.250% 9/21/28 B+ 4,013,819
6,315 CDK Global, Inc., Term Loan
B
9.080% SOFR90A 4.500% 6/09/29 B+ 6,304,170
4,988 DTI Holdco, Inc., Term Loan 9.426% SOFR90A 4.750% 4/21/29 B2 4,688,250
1,846 Emerald TopCo Inc, Term
Loan
8.135% 1-Month LIBOR 3.500% 7/25/26 B2 1,733,742
17,047 Epicor Software Corporation,
Term Loan
7.885% 1-Month LIBOR 3.250% 7/31/27 B2 16,729,358
28,752 Finastra USA, Inc., Term Loan,
First Lien
8.325% 3-Month LIBOR 3.500% 6/13/24 B+ 27,190,529
11,943 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.635% 1-Month LIBOR 4.000% 12/01/27 B2 11,863,444
1,544 Greenway Health, LLC, Term
Loan, First Lien
8.480% 3-Month LIBOR 3.750% 2/16/24 Caa1 1,173,539
990 Hyland Software, Inc., Term
Loan, First Lien
8.135% 1-Month LIBOR 3.500% 7/01/24 B1 988,483
2,362 IGT Holding IV AB, Term Loan
B2
8.380% 3-Month LIBOR 3.650% 3/29/28 B 2,339,892
6,823 Informatica LLC, Term Loan B 7.438% 1-Month LIBOR 2.750% 10/14/28 BB- 6,819,901
3,801 Instructure Holdings, Inc.,
Term Loan B
7.852% 3-Month LIBOR 2.750% 10/29/28 BB+ 3,790,194
797 iQor US Inc., Second Out
Term Loan
12.135% 1-Month LIBOR 7.500% 11/19/25 CCC+ 577,518
16,197 McAfee, LLC, Term Loan B 8.418% SOFR30A 3.750% 2/03/29 BB+ 15,219,464
16,014 NortonLifeLock Inc., Term
Loan B
6.718% SOFR30A 2.000% 1/28/29 BBB- 15,869,108
24,950 Open Text Corp, Term Loan,
(WI/DD)
TBD TBD TBD TBD BBB- 24,948,129
699 Polaris Newco LLC, Term
Loan B
8.730% 3-Month LIBOR 4.000% 6/04/28 B2 648,355

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 393 Project Ruby Ultimate Parent
Corp., Term Loan
7.885% 1-Month LIBOR 3.250% 3/10/28 B $ 382,874
– (7) RealPage, Inc, Term Loan,
First Lien
7.635% 1-Month LIBOR 3.000% 4/22/28 B+ 133
9,078 Sophia, L.P., Term Loan B 8.230% 3-Month LIBOR 3.500% 10/07/27 B2 8,955,095
836 SS&C European Holdings
Sarl, Term Loan B4
6.385% 1-Month LIBOR 1.750% 4/16/25 BB+ 835,709
943 SS&C Technologies Inc., Term
Loan B3
6.385% 1-Month LIBOR 1.750% 4/16/25 BB+ 942,406
4,856 SS&C Technologies Inc., Term
Loan B5
6.385% 1-Month LIBOR 1.750% 4/16/25 BB+ 4,854,162
2,115 SS&C Technologies Inc., Term
Loan B6
6.968% SOFR30A 2.250% 3/22/29 BB+ 2,114,379
3,187 SS&C Technologies Inc., Term
Loan B7
6.968% SOFR30A 2.250% 3/22/29 BB+ 3,185,883
13,130 Ultimate Software Group Inc
(The), Term Loan
8.032% 3-Month LIBOR 3.250% 5/03/26 B1 12,891,657
4,964 Ultimate Software Group Inc
(The), Term Loan B
8.575% 3-Month LIBOR 3.750% 5/03/26 B1 4,907,355
1,065 Ultimate Software Group Inc
(The), Term Loan, Second
Lien
10.032% 3-Month LIBOR 5.250% 5/03/27 Caa1 1,040,814
3,555 Vision Solutions, Inc., Term
Loan
8.818% 3-Month LIBOR 4.000% 5/28/28 B2 3,247,564
3,917 Zelis Healthcare Corporation,
Term Loan
8.135% 1-Month LIBOR 3.500% 9/30/26 B 3,905,791
Total Software 225,769,016
Specialty Retail - 2.8%
828 Academy, Ltd., Term Loan 8.316% 1-Month LIBOR 3.750% 11/06/27 BB 829,239
9,342 Avis Budget Car Rental, LLC,
Term Loan B
6.390% 1-Month LIBOR 1.750% 8/06/27 BB+ 9,207,524
8,624 Avis Budget Car Rental, LLC,
Term Loan C
8.218% SOFR30A 3.500% 3/15/29 BB+ 8,627,392
4,086 Driven Holdings, LLC, Term
Loan B
7.738% 3-Month LIBOR 3.000% 12/17/28 B3 4,008,293
3,705 Jo-Ann Stores, Inc., Term
Loan B1
9.572% 3-Month LIBOR 4.750% 6/30/28 CCC+ 2,121,370
1,859 LBM Acquisition LLC, Term
Loan B
8.985% 6-Month LIBOR 3.750% 12/18/27 B+ 1,705,324
1,362 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 1,348,050
19,779 PetSmart, Inc., Term Loan B 8.468% TSFR1M 3.750% 2/12/28 BB 19,752,149
558 Restoration Hardware, Inc.,
Term Loan B
7.135% 1-Month LIBOR 2.500% 10/15/28 BB 537,277
648 Staples, Inc., Term Loan 9.814% 3-Month LIBOR 5.000% 4/12/26 B 602,446
4,488 Staples, Inc., Term Loan B2 9.314% 3-Month LIBOR 4.500% 9/12/24 B 4,475,546
2,482 Wand NewCo 3, Inc., Term
Loan
7.635% 1-Month LIBOR 3.000% 2/05/26 B2 2,397,078
Total Specialty Retail 55,611,688
Technology Hardware, Storage & Peripherals - 0.4%
7,249 NCR Corporation, Term Loan 7.330% 3-Month LIBOR 2.500% 8/28/26 BB+ 7,206,534
Total Technology Hardware, Storage & Peripherals 7,206,534
Textiles, Apparel & Luxury Goods - 0.7%
4,741 Birkenstock GmbH & Co. KG,
Term Loan B
8.064% 3-Month LIBOR 3.250% 4/28/28 BB- 4,714,071
9,091 Crocs Inc, Term Loan B 8.050% SOFR90A 3.750% 2/19/29 Ba2 9,080,982
Total Textiles, Apparel & Luxury Goods 13,795,053

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Trading Companies & Distributors - 0.3%
$ 4,373 Core & Main LP, Term Loan B 7.407% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ $ 4,365,271
2,116 Fly Funding II S.a.r.l., Term
Loan B
6.600% 3-Month LIBOR 1.750% 8/09/25 B3 1,879,299
Total Trading Companies & Distributors 6,244,570
Transportation Infrastructure - 0.6%
3,934 Brown Group Holding, LLC,
Term Loan B
7.135% 1-Month LIBOR 2.500% 4/22/28 B+ 3,909,282
2,893 Brown Group Holding, LLC,
Term Loan B2
8.397% SOFR30A +
SOFR90A
3.750% 6/09/29 B+ 2,896,973
5,193 KKR Apple Bidco, LLC, Term
Loan
7.385% 1-Month LIBOR 2.750% 9/23/28 B+ 5,168,717
720 KKR Apple Bidco, LLC, Term
Loan
8.618% SOFR30A 4.000% 9/23/28 B+ 721,649
Total Transportation Infrastructure 12,696,621
Wireless Telecommunication Services - 1.1%
3,199 GOGO Intermediate
Holdings LLC, Term Loan B
8.575% 3-Month LIBOR 3.750% 4/30/28 B+ 3,188,024
13,623 Intelsat Jackson Holdings
S.A., Term Loan B
9.182% SOFR90A 4.250% 1/27/29 BB- 13,489,687
4,652 Iridium Satellite LLC, Term
Loan B2
7.218% TSFR1M 2.500% 11/04/26 Ba3 4,653,962
Total Wireless Telecommunication Services 21,331,673
Total Variable Rate Senior Loan Interests (cost $1,702,560,995) 1,652,197,635
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 295,870,344 CORPORATE BONDS - 14.8%
X 295,870,344
Airlines - 1.4%
$ 3,287 Air Canada, 144A 3.875% 8/15/26 Ba2 $ 2,961,035
20,000 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 21,935,600
1,500 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,329,804
1,000 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 941,180
Total Airlines 27,167,619
Auto Components - 0.0%
1,050 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ 1,023,957
Total Auto Components 1,023,957
Automobiles - 0.1%
2,500 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 2,482,500
Total Automobiles 2,482,500
Chemicals - 0.9%
11,425 Celanese US Holdings LLC 5.900% 7/05/24 BBB- 11,411,894
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,340,668
5,130 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 4,484,762
Total Chemicals 17,237,324
Commercial Services & Supplies - 1.4%
12,800 GFL Environmental Inc, 144A 5.125% 12/15/26 BB- 12,254,461
5,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 BB- 4,925,000
11,655 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 11,261,644

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Commercial Services & Supplies (continued)
$ 250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (8)
6.250% 1/15/28 B- $ 231,900
Total Commercial Services & Supplies 28,673,005
Communications Equipment - 0.6%
14,283 Avaya Inc, 144A (5),(9) 6.125% 9/15/28 C 3,820,702
3,500 Commscope Inc, 144A 6.000% 3/01/26 B1 3,372,469
1,000 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 787,830
1,000 Commscope Inc, 144A (8) 8.250% 3/01/27 CCC+ 850,000
1,000 CommScope Technologies LLC, 144A 6.000% 6/15/25 CCC+ 958,368
2,000 Viasat Inc, 144A 5.625% 9/15/25 BB- 1,851,900
Total Communications Equipment 11,641,269
Containers & Packaging - 0.1%
3,000 Owens-Brockway Glass Container Inc, 144A 5.375% 1/15/25 B+ 2,915,319
Total Containers & Packaging 2,915,319
Diversified Telecommunication Services - 0.5%
9,784 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 9,090,314
1,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 800,740
Total Diversified Telecommunication Services 9,891,054
Electric Utilities - 1.4%
5,340 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 6,675
496 Pacific Gas and Electric Co 3.150% 1/01/26 BBB- 460,761
497 Pacific Gas and Electric Co 4.500% 7/01/40 BBB- 389,111
2,602 PG&E Corp (8) 5.000% 7/01/28 BB 2,375,756
4,725 Talen Energy Supply LLC, 144A (5) 6.625% 1/15/28 N/R 4,795,875
19,000 Talen Energy Supply LLC, 144A (5) 7.250% 5/15/27 N/R 19,512,607
Total Electric Utilities 27,540,785
Electronic Equipment, Instruments & Components - 0.1%
2,000 Brightstar Corp, 144A 9.750% 10/15/25 B- 1,873,089
Total Electronic Equipment, Instruments & Components 1,873,089
Energy Equipment & Services - 0.2%
2,000 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 2,055,000
1,000 Weatherford International Ltd, 144A (8) 8.625% 4/30/30 B 998,650
Total Energy Equipment & Services 3,053,650
Entertainment - 0.0%
1,000 AMC Entertainment Holdings Inc, 144A (cash 10.000%,
PIK 12.000%)
10.000% 6/15/26 CCC- 515,320
2,000 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
6.625% 8/15/27 Ca 52,500
1,955 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 Caa2 219,351
Total Entertainment 787,171
Equity Real Estate Investment Trusts - 0.1%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 2,714,377
Total Equity Real Estate Investment Trusts 2,714,377
Food & Staples Retailing - 0.4%
8,000 US Foods Inc, 144A 6.250% 4/15/25 BB 7,970,753
Total Food & Staples Retailing 7,970,753

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services - 2.3%
$ 585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- $ 570,375
250 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 BB- 215,909
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 B- 1,500,000
1,000 HCA Inc 5.000% 3/15/24 BBB- 993,374
4,901 HCA Inc 5.375% 2/01/25 BBB- 4,854,842
5,000 Select Medical Corp, 144A 6.250% 8/15/26 B- 4,775,000
2,500 Tenet Healthcare Corp 4.625% 6/15/28 BB- 2,261,922
17,000 Tenet Healthcare Corp 4.625% 9/01/24 BB- 16,741,438
14,250 Tenet Healthcare Corp 4.875% 1/01/26 BB- 13,571,509
412 Tenet Healthcare Corp 4.625% 7/15/24 BB- 405,305
500 Tenet Healthcare Corp (8) 6.125% 10/01/28 B+ 462,500
Total Health Care Providers & Services 46,352,174
Hotels, Restaurants & Leisure - 1.5%
1,250 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 1,032,400
17,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 Ba3 17,086,712
3,000 Carnival Corp, 144A (8) 10.500% 2/01/26 BB- 3,104,933
5,500 Life Time Inc, 144A 5.750% 1/15/26 B+ 5,269,275
2,000 MGM Resorts International 6.750% 5/01/25 B+ 2,004,938
1,500 Scientific Games International Inc, 144A 8.625% 7/01/25 BB 1,533,428
Total Hotels, Restaurants & Leisure 30,031,686
Independent Power Producers & Energy Traders - 0.6%
6,500 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 6,716,600
5,000 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 4,625,000
Total Independent Power Producers & Energy Traders 11,341,600
Insurance - 0.1%
2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 1,853,748
Total Insurance 1,853,748
Media - 1.1%
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B1 2,588,250
3,730 CSC Holdings LLC, 144A (8) 3.375% 2/15/31 B+ 2,558,034
4,008 iHeartCommunications Inc 6.375% 5/01/26 BB- 3,777,255
4,000 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 3,480,883
3,900 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 3,297,206
6,000 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 5,254,845
500 Outfront Media Capital LLC / Outfront Media Capital
Corp, 144A
5.000% 8/15/27 B+ 451,250
Total Media 21,407,723
Oil, Gas & Consumable Fuels - 1.2%
2,500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 2,445,100
972 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
9.250% 7/15/24 B+ 984,080
1,500 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,503,460
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 6,398,470
3,000 EQM Midstream Partners LP (8) 4.750% 7/15/23 BB 2,956,183
500 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 485,940
4,000 Matador Resources Co 5.875% 9/15/26 BB- 3,856,828
1,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 954,917
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 Caa2 230,660
250 NGL Energy Partners LP / NGL Energy Finance Corp (8) 7.500% 11/01/23 Caa2 250,240
3,307 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB 3,299,824
Total Oil, Gas & Consumable Fuels 23,365,702

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Pharmaceuticals - 0.1%
$ 3,000 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- $ 2,546,250
Total Pharmaceuticals 2,546,250
Specialty Retail - 0.6%
10,650 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 9,484,221
3,000 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B1 2,496,690
Total Specialty Retail 11,980,911
Wireless Telecommunication Services - 0.1%
2,000 Sprint LLC 7.875% 9/15/23 Baa3 2,018,678
Total Wireless Telecommunication Services 2,018,678
Total Corporate Bonds (cost $316,545,239) 295,870,344
Shares Description (1) Value
X 25,208,645 COMMON STOCKS - 1.3%
X 25,208,645
Banks - 0.0%
28,137 iQor US Inc (10) $ 7,034
Total Banks 7,034
Communications Equipment - 0.0%
24,672 Windstream Services PE LLC (10) 263,176
Total Communications Equipment 263,176
Construction & Engineering - 0.0%
2,687 TNT Crane & Rigging Inc (10) 17,466
4,761 TNT Crane & Rigging Inc (10) 714
Total Construction & Engineering 18,180
Diversified Consumer Services - 0.0%
17,726 Cengage Learning Holdings II Inc (10) 194,986
Total Diversified Consumer Services 194,986
Diversified Telecommunication Services - 0.0%
18,781 Windstream Services PE LLC (10) 200,337
Total Diversified Telecommunication Services 200,337
Energy Equipment & Services - 0.6%
85,364 Quarternorth Energy Holding Inc (10) 11,723,294
76,990 Transocean Ltd (10) 538,160
5,884 Vantage Drilling International (10) 89,731
Total Energy Equipment & Services 12,351,185
Health Care Equipment & Supplies - 0.1%
52,393 Onex Carestream Finance LP (10) 785,895
Total Health Care Equipment & Supplies 785,895
Health Care Providers & Services - 0.0%
61,430 Millennium Health LLC (9),(10) 8,784
57,666 Millennium Health LLC (9),(10) 2,480
Total Health Care Providers & Services 11,264
Hotels, Restaurants & Leisure - 0.0%
159,883 24 Hour Fitness Worldwide Inc (10) 800
76,044 24 Hour Fitness Worldwide Inc (10) 380
Total Hotels, Restaurants & Leisure 1,180

Shares Description (1) Value
Independent Power and Renewable Electricity Producers - 0.5%
115,290 Energy Harbor Corp (10),(11) $ 8,829,254
Total Independent Power and Renewable Electricity Producers 8,829,254
Internet & Direct Marketing Retail - 0.0%
7,503 Catalina Marketing Corp (10) 1,876
Total Internet & Direct Marketing Retail 1,876
Marine - 0.0%
1,018 ACBL HLDG CORP (10) 26,977
Total Marine 26,977
Media - 0.0%
7 Cumulus Media Inc, Class A (10) 38
Total Media 38
Multiline Retail - 0.0%
99 Belk Inc (10) 841
Total Multiline Retail 841
Oil, Gas & Consumable Fuels - 0.0%
8,735 California Resources Corp 368,617
2,246 Chord Energy Corp 302,357
Total Oil, Gas & Consumable Fuels 670,974
Professional Services - 0.0%
109,621 Skillsoft Corp (8),(10) 171,009
Total Professional Services 171,009
Semiconductors & Semiconductor Equipment - 0.1%
63,592 Bright Bidco BV (9),(10) 890,794
46,554 TNT Crane and Rigging Inc (10) 783,645
Total Semiconductors & Semiconductor Equipment 1,674,439
Total Common Stocks (cost $26,757,611) 25,208,645
Shares Description (1) Value
X 16,270,891 EXCHANGE-TRADED FUNDS - 0.8%
X 16,270,891
552,693 Invesco Senior Loan ETF (8) $ 11,578,919
112,275 SPDR Blackstone Senior Loan ETF 4,691,972
Total Exchange-Traded Funds (cost $17,301,298) 16,270,891
Shares Description (1) Value
8,455,812 WARRANTS - 0.4%
X 8,455,812
Energy Equipment & Services - 0.4%
55,057 Quarternorth Energy Holding Inc $ 7,561,143
28,708 Quarternorth Energy Holding Inc 258,372
55,290 Quarternorth Energy Holding Inc 387,030
Total Energy Equipment & Services 8,206,545
Entertainment - 0.0%
90,106 Cineworld Warrant –
Total Entertainment –
Marine - 0.0%
3,984 ACBL HLDG CORP 77,688
3,029 ACBL HLDG CORP 115,102
1,071 ACBL HLDG CORP 28,381
43,824 American Commercial Barge Line LLC 10,956

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares Description (1) Value
Marine (continued)
33,319 American Commercial Barge Line LLC $ 11,662
Total Marine 243,789
Oil, Gas & Consumable Fuels - 0.0%
500 California Resources Corp 5,475
Total Oil, Gas & Consumable Fuels 5,475
Wireless Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg 3
Total Wireless Telecommunication Services 3
Total Warrants (cost $1,167,065) 8,455,812
Shares Description (1) Coupon Ratings (4) Value
X 238,064 CONVERTIBLE PREFERRED SECURITIES - 0.0%
X 238,064
Communications Equipment - 0.0%
28,482 Riverbed Technology Inc 0.000% N/R $ 285
Total Communications Equipment 285
Marine - 0.0%
4,313 ACBL HLDG CORP 0.000% N/R 163,894
3,789 ACBL HLDG CORP 0.000% N/R 73,885
Total Marine 237,779
Total Convertible Preferred Securities (cost $822,217) 238,064
Total Long-Term Investments (cost $2,065,154,425) 1,998,241,391
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
9,897,813 MONEY MARKET FUNDS - 0.5%
X 9,897,813
9,897,813 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
4.600%(13) $ 9,897,813
Total Investments Purchased with Collateral from Securities Lending (cost $9,897,813) 9,897,813
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  0.1%
1,721,278 INVESTMENT COMPANIES - 0.1%
1,721,278
1,721,278 BlackRock Liquidity Funds T-Fund 3.580%(14) $ 1,721,278
Total Investment Companies (cost $1,721,278) 1,721,278
Total Short-Term Investments (cost $1,721,278) 1,721,278
Total Investments (cost $ 2,076,773,516 ) - 100 .4% 2,009,860,482
Other Assets & Liabilities, Net -   (0.4)% (7,879,275)
Net Assets - 100% $ 2,001,981,207
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,578,890.
(9) For fair value measurement disclosure purposes, investment classified as Level 3.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not currently satisfied) and are effectively illiquid. The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
(14) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen High Yield Income Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.3%
X 385,026,320 CORPORATE BONDS - 79.8%
X 385,026,320
Aerospace & Defense - 1.7%
$ 2,100 Bombardier Inc, 144A 6.000% 2/15/28 B- $ 1,967,574
2,665 Bombardier Inc, 144A 7.500% 2/01/29 B- 2,611,814
3,670 TransDigm Inc, 144A 6.750% 8/15/28 Ba3 3,651,650
Total Aerospace & Defense 8,231,038
Air Freight & Logistics - 0.4%
2,475 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 2,148,696
Total Air Freight & Logistics 2,148,696
Airlines - 1.7%
2,095 Allegiant Travel Co, 144A 7.250% 8/15/27 BB+ 2,058,337
1,670 American Airlines Inc, 144A 7.250% 2/15/28 Ba3 1,630,922
3,000 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 3,290,340
1,250 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,108,170
Total Airlines 8,087,769
Auto Components - 1.7%
3,000 Dana Inc 4.500% 2/15/32 BB+ 2,391,090
2,850 Goodyear Tire & Rubber Co/The (3) 5.000% 7/15/29 BB- 2,479,500
3,500 IHO Verwaltungs GmbH, 144A (cash 4.750%, PIK
5.500%)
4.750% 9/15/26 Ba2 3,226,202
Total Auto Components 8,096,792
Automobiles - 1.6%
3,250 Ford Motor Credit Co LLC 7.350% 3/06/30 BB+ 3,291,145
4,200 Ford Motor Credit Co LLC (SOFR reference rate + 2.950%
spread) (4)
7.250% 3/06/26 BB+ 4,248,487
Total Automobiles 7,539,632
Beverages - 0.6%
3,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 2,719,324
Total Beverages 2,719,324
Building Products - 0.5%
1,200 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 1,146,044
1,150 Advanced Drainage Systems Inc, 144A 5.000% 9/30/27 Ba2 1,069,845
Total Building Products 2,215,889
Capital Markets - 3.2%
2,000 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B2 2,024,633
2,625 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 2,288,036
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,398,065
4,625 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 3,994,624
1,800 LPL Holdings Inc, 144A 4.000% 3/15/29 Baa3 1,583,657
3,565 NFP Corp, 144A 6.875% 8/15/28 CCC+ 3,035,954
Total Capital Markets 15,324,969
Chemicals - 4.5%
1,920 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 1,489,380
1,390 Avient Corp, 144A 7.125% 8/01/30 BB- 1,393,475
3,250 Celanese US Holdings LLC 6.330% 7/15/29 BBB- 3,187,950
2,680 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 2,132,101

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals (continued)
$ 1,910 INEOS Finance PLC, 144A (3) 6.750% 5/15/28 BBB- $ 1,864,848
3,500 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 2,921,323
4,300 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 3,759,157
2,445 Tronox Inc, 144A 4.625% 3/15/29 BB- 1,992,675
2,855 WR Grace Holdings LLC, 144A 7.375% 3/01/31 BB+ 2,834,244
Total Chemicals 21,575,153
Commercial Services & Supplies - 2.9%
5,000 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B 4,748,800
1,250 Covanta Holding Corp, 144A 4.875% 12/01/29 B 1,055,821
1,500 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 1,328,499
1,125 Garda World Security Corp, 144A 7.750% 2/15/28 BB+ 1,104,058
6,500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 6,029,401
Total Commercial Services & Supplies 14,266,579
Communications Equipment - 1.4%
3,350 CommScope Technologies LLC, 144A 6.000% 6/15/25 CCC+ 3,210,531
3,800 Viasat Inc, 144A 5.625% 9/15/25 BB- 3,518,610
Total Communications Equipment 6,729,141
Construction Materials - 0.4%
1,800 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B 1,758,762
Total Construction Materials 1,758,762
Consumer Finance - 1.3%
1,975 Navient Corp 5.500% 3/15/29 Ba3 1,671,168
3,000 Navient Corp 4.875% 3/15/28 Ba3 2,550,420
2,850 OneMain Finance Corp 4.000% 9/15/30 BB 2,176,794
Total Consumer Finance 6,398,382
Containers & Packaging - 0.9%
2,230 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 2,243,938
2,000 Owens-Brockway Glass Container Inc, 144A (3) 6.625% 5/13/27 B+ 1,945,000
Total Containers & Packaging 4,188,938
Diversified Telecommunication Services - 2.6%
2,000 Altice France SA/France, 144A 8.125% 2/01/27 B 1,870,000
3,500 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 2,853,062
2,500 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 1,996,875
2,770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 2,589,064
3,750 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 3,056,250
Total Diversified Telecommunication Services 12,365,251
Electric Utilities - 0.0%
1,800 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 2,250
Total Electric Utilities 2,250
Electrical Equipment - 0.4%
825 Regal Rexnord Corp, 144A 6.400% 4/15/33 Baa3 811,776
1,000 Regal Rexnord Corp, 144A 6.300% 2/15/30 Baa3 978,383
Total Electrical Equipment 1,790,159
Electronic Equipment, Instruments & Components - 0.4%
2,350 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 1,998,722
Total Electronic Equipment, Instruments & Components 1,998,722

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Energy Equipment & Services - 2.1%
$ 3,950 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ $ 3,749,656
1,500 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 1,541,250
3,000 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B2 3,062,100
1,800 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 4/01/26 BB- 1,725,102
Total Energy Equipment & Services 10,078,108
Entertainment - 0.3%
2,000 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 1,686,875
Total Entertainment 1,686,875
Equity Real Estate Investment Trusts - 1.6%
1,815 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 BB- 1,496,903
2,250 MPT Operating Partnership LP / MPT Finance Corp (3) 5.000% 10/15/27 BBB- 1,846,108
1,755 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,446,445
1,090 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 986,224
2,000 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 BB+ 2,000,400
Total Equity Real Estate Investment Trusts 7,776,080
Food & Staples Retailing - 1.1%
1,555 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB 1,505,100
3,785 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 BB 3,763,615
Total Food & Staples Retailing 5,268,715
Gas Utilities - 0.9%
2,650 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 2,163,062
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 2,183,072
Total Gas Utilities 4,346,134
Health Care Equipment & Supplies - 0.5%
2,735 Embecta Corp, 144A 5.000% 2/15/30 Ba3 2,319,143
Total Health Care Equipment & Supplies 2,319,143
Health Care Providers & Services - 3.8%
2,500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 1,931,250
1,800 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 BB- 1,440,216
4,000 DaVita Inc, 144A 4.625% 6/01/30 B+ 3,296,680
3,500 HCA Inc 7.500% 11/06/33 BBB- 3,746,836
1,800 Pediatrix Medical Group Inc, 144A (3) 5.375% 2/15/30 BB- 1,587,932
2,000 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,910,000
4,750 Tenet Healthcare Corp (3) 6.125% 10/01/28 B+ 4,393,750
Total Health Care Providers & Services 18,306,664
Hotels, Restaurants & Leisure - 5.4%
4,750 Carnival Corp, 144A 10.500% 2/01/26 BB- 4,916,143
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 2,832,687
2,700 Cinemark USA Inc, 144A 5.875% 3/15/26 B3 2,471,985
1,800 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 1,702,602
2,485 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 2,180,943
1,500 Life Time Inc, 144A 5.750% 1/15/26 B+ 1,437,075
2,000 Merlin Entertainments Ltd, 144A 5.750% 6/15/26 B 1,899,580
2,000 NCL Corp Ltd, 144A 5.875% 3/15/26 B- 1,730,000
2,780 NCL Corp Ltd, 144A 8.375% 2/01/28 BB- 2,824,411

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 1,800 Penn Entertainment Inc, 144A 5.625% 1/15/27 B $ 1,669,264
1,640 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 BB- 1,698,092
940 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 B+ 942,350
Total Hotels, Restaurants & Leisure 26,305,132
Household Durables - 0.3%
1,750 Newell Brands Inc 5.750% 4/01/46 BBB- 1,405,583
Total Household Durables 1,405,583
Independent Power And Renewable Electricity Producers - 0.4%
2,000 Vistra Operations Co LLC, 144A 3.700% 1/30/27 BBB- 1,831,223
Total Independent Power And Renewable Electricity Producers 1,831,223
Independent Power Producers & Energy Traders - 0.8%
1,850 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 1,697,745
2,600 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 2,392,000
Total Independent Power Producers & Energy Traders 4,089,745
Insurance - 1.9%
2,000 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 CCC+ 1,869,049
4,710 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 4,606,427
2,000 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 1,698,608
1,420 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 1,222,497
Total Insurance 9,396,581
Interactive Media & Services - 0.3%
1,500 Getty Images Inc, 144A 9.750% 3/01/27 B 1,488,750
Total Interactive Media & Services 1,488,750
IT Services - 1.2%
2,000 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 1,689,288
1,500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,381,422
2,100 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 1,591,065
1,425 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 1,354,380
Total IT Services 6,016,155
Life Sciences Tools & Services - 0.5%
2,700 Avantor Funding Inc, 144A 3.875% 11/01/29 BB 2,335,500
Total Life Sciences Tools & Services 2,335,500
Machinery - 1.0%
2,000 Chart Industries Inc, 144A 9.500% 1/01/31 B 2,090,000
3,000 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 2,790,690
Total Machinery 4,880,690
Media - 7.5%
2,250 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 BB+ 2,182,736
2,750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 2,563,921
5,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 4,531,250
2,000 CSC Holdings LLC, 144A 4.500% 11/15/31 B+ 1,419,957
2,835 CSC Holdings LLC 5.250% 6/01/24 B- 2,746,718
4,000 DISH Network Corp, 144A 11.750% 11/15/27 Ba3 4,052,900
1,500 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 1,113,679
2,000 iHeartCommunications Inc 6.375% 5/01/26 BB- 1,884,960
2,420 iHeartCommunications Inc, 144A 4.750% 1/15/28 BB- 2,035,042
2,000 LCPR Senior Secured Financing DAC, 144A 6.750% 10/15/27 BB+ 1,850,255
1,800 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 1,521,788

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Media (continued)
$ 1,850 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB $ 1,581,750
1,350 UPC Broadband Finco BV, 144A 4.875% 7/15/31 BB+ 1,130,625
2,450 UPC Holding BV, 144A 5.500% 1/15/28 B 2,168,250
1,800 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 1,631,088
4,500 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 3,701,346
Total Media 36,116,265
Metals & Mining - 1.8%
3,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 2,824,708
2,170 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 2,172,626
1,000 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 995,000
3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 2,670,148
Total Metals & Mining 8,662,482
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
1,550 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 1,317,610
2,325 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ 2,015,666
750 Starwood Property Trust Inc, 144A 3.750% 12/31/24 BB+ 705,857
Total Mortgage Real Estate Investment Trusts (REITs) 4,039,133
Multiline Retail - 0.8%
3,000 Kohl's Corp 3.625% 5/01/31 BBB- 2,109,300
1,300 Macy's Retail Holdings LLC, 144A 6.125% 3/15/32 BBB- 1,118,000
700 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 BBB- 635,852
Total Multiline Retail 3,863,152
Oil, Gas & Consumable Fuels - 8.0%
1,835 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 1,651,500
2,855 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 2,681,159
1,750 Callon Petroleum Co, 144A 8.000% 8/01/28 B+ 1,716,137
1,710 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 1,672,448
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,254,345
4,000 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
6.000% 2/01/29 BB 3,638,800
1,500 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 1,286,250
2,900 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 BB- 2,524,692
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB 1,742,646
2,500 EQM Midstream Partners LP 6.500% 7/15/48 BB 1,862,200
2,525 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 B 2,537,402
1,625 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 1,589,266
575 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 520,375
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 2,628,796
2,205 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 2,037,883
2,075 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 1,981,453
1,500 Occidental Petroleum Corp 8.875% 7/15/30 BB+ 1,703,775
3,150 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 2,622,375
3,250 Southwestern Energy Co 4.750% 2/01/32 BB+ 2,792,823
Total Oil, Gas & Consumable Fuels 38,444,325
Personal Products - 1.1%
2,000 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB 1,800,706
3,850 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (3)
7.000% 12/31/27 CCC 3,301,375
Total Personal Products 5,102,081

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Pharmaceuticals - 0.8%
$ 2,000 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB $ 1,765,400
2,600 Teva Pharmaceutical Finance Netherlands III BV 4.750% 5/09/27 Ba2 2,339,974
Total Pharmaceuticals 4,105,374
Professional Services - 0.6%
1,800 ASGN Inc, 144A 4.625% 5/15/28 BB- 1,626,714
1,500 Verscend Escrow Corp, 144A 9.750% 8/15/26 CCC+ 1,505,625
Total Professional Services 3,132,339
Real Estate Management & Development - 0.9%
1,675 Kennedy-Wilson Inc 4.750% 3/01/29 BB- 1,361,482
1,750 Kennedy-Wilson Inc 5.000% 3/01/31 BB- 1,339,018
2,000 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B+ 1,435,980
Total Real Estate Management & Development 4,136,480
Semiconductors & Semiconductor Equipment - 0.5%
2,750 Entegris Escrow Corp, 144A 4.750% 4/15/29 Baa3 2,500,389
Total Semiconductors & Semiconductor Equipment 2,500,389
Software - 1.1%
900 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 713,273
3,000 Gen Digital Inc, 144A 6.750% 9/30/27 BB+ 2,948,843
1,825 Rocket Software Inc, 144A 6.500% 2/15/29 CCC 1,493,281
Total Software 5,155,397
Specialty Retail - 2.4%
315 Academy Ltd, 144A 6.000% 11/15/27 BB 297,675
1,850 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 1,576,575
1,800 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 1,705,014
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,292,340
3,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 2,257,500
1,800 Staples Inc, 144A 7.500% 4/15/26 B 1,602,000
3,530 Staples Inc, 144A (3) 10.750% 4/15/27 CCC+ 2,703,274
Total Specialty Retail 11,434,378
Textiles - 0.3%
1,615 Hanesbrands Inc, 144A (3) 9.000% 2/15/31 BB- 1,633,007
Total Textiles 1,633,007
Textiles, Apparel & Luxury Goods - 0.4%
2,490 Wolverine World Wide Inc, 144A 4.000% 8/15/29 B+ 2,005,546
Total Textiles, Apparel & Luxury Goods 2,005,546
Thrifts & Mortgage Finance - 0.5%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 1,607,629
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
2.875% 10/15/26 Ba1 862,890
Total Thrifts & Mortgage Finance 2,470,519
Trading Companies & Distributors - 2.2%
2,965 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 2,651,362
1,600 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 1,380,000
2,800 Ashtead Capital Inc, 144A 5.550% 5/30/33 BBB 2,683,052
4,000 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 4,053,419
Total Trading Companies & Distributors 10,767,833

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 1.8%
$ 2,750 Connect Finco SARL / Connect US Finco LLC, 144A 6.750% 10/01/26 B+ $ 2,543,859
2,000 Sprint LLC 7.875% 9/15/23 Baa3 2,018,678
4,000 T-Mobile USA Inc 4.950% 3/15/28 BBB- 3,926,559
Total Wireless Telecommunication Services 8,489,096
Total Corporate Bonds (cost $406,983,758) 385,026,320
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
X 54,406,435 VARIABLE RATE SENIOR LOAN INTERESTS - 11.3% (6)
X 54,406,435
Aerospace & Defense - 0.5%
$ 2,500 TransDigm, Inc., Term Loan H 7.830% TSFR3M 3.250% 2/22/27 Ba3 $ 2,501,175
Total Aerospace & Defense 2,501,175
Airlines - 0.4%
2,000 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 2,000,940
Total Airlines 2,000,940
Beverages - 0.3%
1,654 Triton Water Holdings, Inc,
Term Loan
8.230% 3-Month LIBOR 3.500% 3/31/28 B1 1,545,076
Total Beverages 1,545,076
Communications Equipment - 0.4%
1,836 CommScope, Inc., Term
Loan B
7.885% 1-Month LIBOR 3.250% 4/04/26 B1 1,786,203
Total Communications Equipment 1,786,203
Containers & Packaging - 0.8%
4,000 LABL Inc, Term Loan, (WI/DD) TBD TBD TBD TBD B2 3,913,600
Total Containers & Packaging 3,913,600
Diversified Telecommunication Services - 0.6%
3,000 Frontier Communications
Corp., Term Loan B
8.500% 3-Month LIBOR 3.750% 10/08/27 BB+ 2,942,340
Total Diversified Telecommunication Services 2,942,340
Health Care Equipment & Supplies - 1.8%
3,901 Bausch & Lomb, Inc., Term
Loan, (DD1)
7.842% SOFR90A 3.250% 5/05/27 BB- 3,824,520
4,988 Medline Borrower, LP, Term
Loan B
7.885% 1-Month LIBOR 3.250% 10/21/28 BB- 4,816,668
Total Health Care Equipment & Supplies 8,641,188
Health Care Providers & Services - 0.4%
1,990 US Radiology Specialists, Inc.,
Term Loan
9.885% 1-Month LIBOR 5.250% 12/15/27 B- 1,866,183
Total Health Care Providers & Services 1,866,183
Hotels, Restaurants & Leisure - 1.9%
160 24 Hour Fitness Worldwide,
Inc., Exit Term Loan (cash
18.849%, PIK 12.000%)
18.849% 3-Month LIBOR 14.000% 9/29/26 Caa3 88,003
390 24 Hour Fitness Worldwide,
Inc., Term Loan
9.726% 3-Month LIBOR 5.000% 12/29/25 CCC- 34,162
4,500 Caesars Entertainment Corp,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Ba3 4,499,685

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 2,000 GVC Holdings (Gibraltar)
Limited, Term Loan B, (WI/
DD)
TBD TBD TBD TBD Ba1 $ 2,001,560
2,494 Stars Group Holdings B.V.
(The), Term Loan
6.980% 3-Month LIBOR 2.250% 7/10/25 BBB 2,493,413
Total Hotels, Restaurants & Leisure 9,116,823
Insurance - 0.9%
2,250 Acrisure, LLC, Term Loan B,
First Lien, (WI/DD)
TBD TBD TBD TBD B 2,173,365
2,366 Asurion LLC, Term Loan B7 7.635% 1-Month LIBOR 3.000% 11/03/24 Ba3 2,361,366
Total Insurance 4,534,731
Interactive Media & Services - 0.2%
1,051 Getty Images, Inc., Term
Loan B
9.218% 1-Month LIBOR 4.500% 2/19/26 BB- 1,052,630
Total Interactive Media & Services 1,052,630
Media - 0.7%
3,542 DirecTV Financing, LLC, Term
Loan
9.635% 1-Month LIBOR 5.000% 8/02/27 BBB- 3,454,534
Total Media 3,454,534
Professional Services - 0.5%
2,146 Verscend Holding Corp.,
Term Loan B
8.635% 1-Month LIBOR 4.000% 8/27/25 BB- 2,148,179
Total Professional Services 2,148,179
Software - 1.1%
1,990 McAfee, LLC, Term Loan B 8.418% SOFR30A 3.750% 2/03/29 BB+ 1,869,854
3,500 Open Text Corp, Term Loan,
(WI/DD)
TBD TBD TBD TBD BBB- 3,499,737
Total Software 5,369,591
Textiles - 0.4%
1,800 Hanesbrands Inc, Term Loan,
(WI/DD)
TBD TBD TBD TBD BB+ 1,802,250
Total Textiles 1,802,250
Wireless Telecommunication Services - 0.4%
1,737 GOGO Intermediate
Holdings LLC, Term Loan B
8.575% 3-Month LIBOR 3.750% 4/30/28 B+ 1,730,992
Total Wireless Telecommunication Services 1,730,992
Total Variable Rate Senior Loan Interests (cost $54,758,825) 54,406,435
Shares Description (1) Value
X 19,796,807 EXCHANGE-TRADED FUNDS - 4.1%
X 19,796,807
944,955 Invesco Senior Loan ETF $ 19,796,807
Total Exchange-Traded Funds (cost $20,004,696) 19,796,807
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
9,886,256 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 2.0%
X 9,886,256
Consumer Finance - 0.7%
$ 3,500 Ally Financial Inc 6.700% 2/14/33 Baa3 $ 3,325,546
Total Consumer Finance 3,325,546

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 0.5%
$ 2,725 Edison International 5.375% N/A (8) BB+ $ 2,480,649
Total Electric Utilities 2,480,649
Independent Power Producers & Energy Traders - 0.3%
1,800 Vistra Corp, 144A 7.000% N/A (8) Ba3 1,683,594
Total Independent Power Producers & Energy Traders 1,683,594
Oil, Gas & Consumable Fuels - 0.5%
2,600 Energy Transfer LP 6.500% N/A (8) BB 2,396,467
Total Oil, Gas & Consumable Fuels 2,396,467
Total $1,000 Par (or similar) Institutional Preferred (cost $10,515,856) 9,886,256
Shares Description (1) Value
X 2,986,099 COMMON STOCKS - 0.6%
X 2,986,099
Hotels, Restaurants & Leisure - 0.0%
86,730 24 Hour Fitness Worldwide Inc (9) $ 433
182,331 24 Hour Fitness Worldwide Inc (9) 912
Total Hotels, Restaurants & Leisure 1,345
Independent Power and Renewable Electricity Producers - 0.6%
38,861 Energy Harbor Corp (9),(10) 2,976,092
Total Independent Power and Renewable Electricity Producers 2,976,092
Internet & Direct Marketing Retail - 0.0%
652 Catalina Marketing Corp (9) 163
Total Internet & Direct Marketing Retail 163
Semiconductors & Semiconductor Equipment - 0.0%
607 Bright Bidco BV (9),(11) 8,499
Total Semiconductors & Semiconductor Equipment 8,499
Total Common Stocks (cost $3,655,505) 2,986,099

Shares Description (1) Value
X 2,328,742 WARRANTS - 0.5%
X 2,328,742
Energy Equipment & Services - 0.5%
13,860 Quarternorth Energy Holding Inc $ 1,903,435
36,435 Quarternorth Energy Holding Inc 255,045
18,918 Quarternorth Energy Holding Inc 170,262
Total Energy Equipment & Services 2,328,742
Total Warrants (cost $361,196) 2,328,742
Total Long-Term Investments (cost $496,279,836) 474,430,659
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   3.2%
15,346,961 MONEY MARKET FUNDS - 3.2%
X 15,346,961
15,346,961 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
4.600%(13) $ 15,346,961
Total Investments Purchased with Collateral from Securities Lending (cost $15,346,961) 15,346,961
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  3.7%
18,115,055 INVESTMENT COMPANIES - 3.7%
18,115,055
18,115,055 BlackRock Liquidity Funds T-Fund 3.591%(14) $ 18,115,055
Total Investment Companies (cost $18,115,055) 18,115,055
Total Short-Term Investments (cost $18,115,055) 18,115,055
Total Investments (cost $ 529,741,852 ) - 105 .2% 507,892,675
Other Assets & Liabilities, Net -   (5.2)% (25,201,825)
Net Assets - 100% $ 482,690,850
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $14,787,121.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8) Perpetual security. Maturity date is not applicable.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not currently satisfied) and are effectively illiquid. The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
(14) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Preferred Securities and Income Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.0%
X
2,649,917,530 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 49.4%
X 2,649,917,530
Automobiles - 1.5%
$ 52,118 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 47,500,345
34,084 General Motors Financial Co Inc 5.700% N/A (4) BB+ 30,788,671
Total Automobiles 78,289,016
Banks - 20.3%
16,245 Bank of America Corp 4.375% N/A (4) BBB+ 14,074,668
13,651 Bank of America Corp 6.100% N/A (4) BBB+ 13,514,490
30,756 Bank of America Corp 6.300% N/A (4) BBB+ 30,948,225
25,649 Bank of America Corp 6.250% N/A (4) BBB+ 25,649,000
21,626 Bank of America Corp (3) 6.500% N/A (4) BBB+ 21,507,057
12,305 BNP Paribas SA, 144A 9.250% N/A (4) BBB 13,135,588
38,016 Citigroup Inc 5.000% N/A (4) BBB- 36,115,200
22,988 Citigroup Inc (3) 6.250% N/A (4) BBB- 22,902,715
50,287 Citigroup Inc 5.950% N/A (4) BBB- 49,140,456
12,885 Citigroup Inc 1.000% 12/31/99 N/R 12,885,000
9,938 Citigroup Inc (3-Month LIBOR reference rate + 4.230%
spread) (3),(5)
9.094% N/A (4) BBB- 9,971,789
47,169 Citigroup Inc (3) 6.300% N/A (4) BBB- 46,048,736
15,994 Citigroup Inc 4.150% N/A (4) BBB- 13,734,848
20,295 Citizens Financial Group Inc 4.000% N/A (4) BB+ 17,081,465
5,846 Citizens Financial Group Inc (3) 6.375% N/A (4) BB+ 5,608,445
23,396 CoBank ACB 6.250% N/A (4) BBB+ 22,678,408
33,000 CoBank ACB 6.450% N/A (4) BBB+ 33,082,500
5,865 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 5,895,339
29,665 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 27,736,775
14,461 Fifth Third Bancorp 4.500% N/A (4) Baa3 13,832,802
17,141 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
8.741% N/A (4) Ba1 17,226,705
965 Goldman Sachs Group Inc 4.400% N/A (4) BB+ 875,573
10,510 Goldman Sachs Group Inc 3.800% N/A (4) BBB- 9,020,102
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 12,105,015
13,080 HSBC Holdings PLC 8.000% 12/31/99 N/R 13,080,000
26,515 Huntington Bancshares Inc/OH (3) 5.625% N/A (4) Baa3 25,157,902
37,473 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 36,395,651
75,861 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 76,192,892
21,887 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 18,998,326
26,234 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 26,086,434
14,491 KeyCorp 5.000% N/A (4) Baa3 13,676,521
14,785 M&T Bank Corp 3.500% N/A (4) Baa2 11,717,631
8,046 M&T Bank Corp 6.450% N/A (4) Baa2 8,002,004
12,323 M&T Bank Corp (3) 5.125% N/A (4) Baa2 11,469,632
16,242 PNC Financial Services Group Inc (3-Month LIBOR
reference rate + 3.678% spread) (5)
3.804% N/A (4) Baa2 16,370,267
23,815 PNC Financial Services Group Inc (3) 6.000% N/A (4) Baa2 23,029,105
15,444 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 14,393,798
39,990 PNC Financial Services Group Inc/The 6.250% N/A (4) Baa2 38,690,325
16,330 PNC Financial Services Group Inc/The 3.400% N/A (4) Baa2 13,495,112
12,190 PNC Financial Services Group Inc/The (3) 6.200% N/A (4) Baa2 12,007,150
17,887 Regions Financial Corp 5.750% N/A (4) Baa3 17,577,024
11,175 Societe Generale SA, 144A 9.375% N/A (4) BB+ 11,786,273
5,752 SVB Financial Group 4.100% N/A (4) Baa2 3,968,880
4,675 SVB Financial Group (3) 4.700% N/A (4) Baa2 3,222,145
8,655 SVB Financial Group (3) 4.000% N/A (4) Baa2 6,354,065

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 12,446 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (3),(5)
7.871% N/A (4) Baa2 $ 12,604,313
22,044 Truist Financial Corp 5.100% N/A (4) Baa2 21,047,611
53,096 Truist Financial Corp 4.800% N/A (4) Baa2 50,410,529
50,823 Wells Fargo & Co 5.875% N/A (4) Baa2 50,416,416
6,580 Wells Fargo & Co 7.950% 11/15/29 Baa1 7,229,543
46,005 Wells Fargo & Co 3.900% N/A (4) Baa2 41,145,722
18,663 Wells Fargo & Co 5.900% N/A (4) Baa2 18,260,439
7,490 Zions Bancorp NA 5.800% N/A (4) BB+ 7,340,200
7,645 Zions Bancorp NA 7.200% N/A (4) BB+ 7,645,000
Total Banks 1,092,541,811
Capital Markets - 2.1%
7,300 Bank of New York Mellon Corp 4.700% N/A (4) Baa1 7,099,250
9,210 Charles Schwab Corp 4.000% N/A (4) BBB 8,380,302
26,486 Charles Schwab Corp 5.375% N/A (4) BBB 26,088,710
25,800 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 25,100,820
38,798 Goldman Sachs Group Inc 5.500% N/A (4) BBB- 38,024,813
8,925 Goldman Sachs Group Inc (3) 4.125% N/A (4) BBB- 7,664,344
Total Capital Markets 112,358,239
Communications Equipment - 0.1%
9,350 Vodafone Group PLC 4.125% 6/04/81 BB+ 7,420,908
Total Communications Equipment 7,420,908
Consumer Finance - 1.6%
22,925 Ally Financial Inc 4.700% N/A (4) Ba2 16,867,910
24,980 Ally Financial Inc 4.700% N/A (4) Ba2 19,575,577
15,930 American Express Co 3.550% N/A (4) Baa2 13,522,977
20,795 Capital One Financial Corp (3) 3.950% N/A (4) Baa3 17,548,900
11,108 Discover Financial Services (3) 6.125% N/A (4) Ba2 10,997,867
8,000 Discover Financial Services 5.500% N/A (4) Ba2 6,820,560
Total Consumer Finance 85,333,791
Diversified Financial Services - 2.3%
20,885 American AgCredit Corp, 144A 5.250% N/A (4) BB+ 19,214,200
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 12,231,400
3,955 Citigroup Capital III 7.625% 12/01/36 Baa3 4,222,662
6,700 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 5,912,757
33 Compeer Financial ACA, 144A 6.750% N/A (4) BB+ 32,581,755
25,209 Equitable Holdings Inc 4.950% N/A (4) BBB- 24,284,216
26,248 Voya Financial Inc (3) 6.125% N/A (4) BBB- 25,851,379
Total Diversified Financial Services 124,298,369
Electric Utilities - 1.7%
16,285 American Electric Power Co Inc 3.875% 2/15/62 BBB 13,580,594
17,929 Edison International 5.000% N/A (4) BB+ 15,439,917
8,247 Edison International 5.375% N/A (4) BB+ 7,507,492
44,009 Emera Inc 6.750% 6/15/76 BB+ 42,225,229
13,626 Southern Co 4.000% 1/15/51 BBB- 12,776,419
Total Electric Utilities 91,529,651
Food Products - 2.6%
13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (4) BB+ 11,690,575
44,310 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 41,651,400
46,321 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 40,530,875
51,917 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 45,427,375
Total Food Products 139,300,225

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders - 0.7%
$ 7,705 AES Andes SA, 144A 7.125% 3/26/79 BB $ 7,339,253
13,450 AES Andes SA, 144A 6.350% 10/07/79 BB 12,527,584
10,900 Vistra Corp, 144A 7.000% N/A (4) Ba3 10,195,097
7,395 Vistra Corp, 144A 8.000% N/A (4) Ba3 7,099,200
Total Independent Power Producers & Energy Traders 37,161,134
Industrial Conglomerates - 0.5%
26,498 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5)
8.099% N/A (4) BBB- 26,463,035
Total Industrial Conglomerates 26,463,035
Insurance - 9.1%
9,895 Aegon NV 5.500% 4/11/48 Baa1 9,370,295
9,025 American International Group Inc 5.750% 4/01/48 BBB- 8,709,125
47,922 Assurant Inc (3) 7.000% 3/27/48 Baa3 47,482,815
66,640 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 61,642,000
12,610 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 10,683,964
17,288 Enstar Finance LLC 5.500% 1/15/42 BBB- 13,787,169
15,804 Enstar Finance LLC 5.750% 9/01/40 BBB- 14,086,105
13,545 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 12,664,575
9,234 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 8,746,907
42,087 Markel Corp (3) 6.000% N/A (4) BBB- 41,553,762
9,470 MetLife Inc (3) 3.850% N/A (4) BBB 8,892,804
24,448 MetLife Inc, 144A 9.250% 4/08/38 BBB 29,529,001
6,931 MetLife Inc 5.875% N/A (4) BBB 6,672,474
15,099 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 13,481,186
24,242 Provident Financing Trust I 7.405% 3/15/38 BB+ 25,151,075
17,534 Prudential Financial Inc 5.125% 3/01/52 BBB+ 16,023,446
3,085 Prudential Financial Inc 3.700% 10/01/50 BBB+ 2,601,041
16,911 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 16,754,675
20,951 QBE Insurance Group Ltd, 144A (3) 5.875% N/A (4) Baa2 20,214,507
41,288 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 41,352,248
66,824 SBL Holdings Inc, 144A 7.000% N/A (4) BB 53,292,140
32,074 SBL Holdings Inc, 144A 6.500% N/A (4) BB 24,135,685
Total Insurance 486,826,999
Media - 0.2%
12,628 Paramount Global 6.375% 3/30/62 Baa3 10,880,285
Total Media 10,880,285
Multi-Utilities - 1.7%
12,930 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 10,699,575
35,086 CenterPoint Energy Inc (3) 6.125% N/A (4) BBB- 34,443,559
9,789 CMS Energy Corp 4.750% 6/01/50 BBB- 8,768,007
6,839 NiSource Inc 5.650% N/A (4) BBB- 6,629,563
17,730 Sempra Energy 4.875% N/A (4) BBB- 16,712,719
14,740 Sempra Energy 4.125% 4/01/52 BBB- 12,504,727
Total Multi-Utilities 89,758,150
Oil, Gas & Consumable Fuels - 1.9%
18,555 Enbridge Inc 7.625% 1/15/83 BBB- 18,856,519
11,854 Enbridge Inc 6.000% 1/15/77 BBB- 11,309,861
21,437 Enbridge Inc 5.750% 7/15/80 BBB- 20,105,119
4,735 Enbridge Inc 5.500% 7/15/77 BBB- 4,374,259
17,442 Energy Transfer LP 6.500% N/A (4) BB 16,076,604
5,895 Energy Transfer LP 7.125% N/A (4) BB 5,240,655
17,245 Transcanada Trust 5.600% 3/07/82 BBB 14,996,252
10,750 Transcanada Trust 5.500% 9/15/79 BBB 9,479,893
Total Oil, Gas & Consumable Fuels 100,439,162

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 2.6%
$ 52,150 AerCap Global Aviation Trust, 144A (3) 6.500% 6/15/45 Baa3 $ 50,326,253
22,977 AerCap Holdings NV (3) 5.875% 10/10/79 BB+ 21,920,613
16,955 Air Lease Corp 4.650% N/A (4) BB+ 15,183,325
20,564 ILFC E-Capital Trust I, 144A 6.288% 12/21/65 Baa3 14,034,930
50,449 ILFC E-Capital Trust I, 144A (3) 6.538% 12/21/65 Baa3 35,766,399
Total Trading Companies & Distributors 137,231,520
U.S. Agency - 0.1%
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 6,059,150
Total U.S. Agency 6,059,150
Wireless Telecommunication Services - 0.4%
24,509 Vodafone Group PLC 7.000% 4/04/79 BB+ 24,026,085
Total Wireless Telecommunication Services 24,026,085
Total $1,000 Par (or similar) Institutional Preferred (cost $2,790,192,693) 2,649,917,530
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X
1,700,123,363 CONTINGENT CAPITAL SECURITIES - 31.7%
X 1,700,123,363
Banks - 22.8%
$ 12,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (4) Baa2 $ 12,613,086
42,705 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (4) Ba2 40,569,750
33,132 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 29,750,217
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A (3) 7.500% N/A (4) Ba2 10,031,250
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A (3) 7.625% N/A (4) Ba2 15,541,704
43,235 Banco Santander SA 4.750% N/A (4) Ba1 36,732,456
31,000 Banco Santander SA , Reg S 7.500% N/A (4) Ba1 30,344,350
39,900 Barclays PLC (3) 6.125% N/A (4) BBB- 37,585,800
51,805 Barclays PLC 7.750% N/A (4) BBB- 51,416,462
23,410 Barclays PLC (3) 8.000% N/A (4) BBB- 22,946,482
47,935 Barclays PLC 8.000% N/A (4) BBB- 47,455,650
9,150 BNP Paribas SA, 144A 7.000% N/A (4) BBB 8,835,840
48,326 BNP Paribas SA, 144A 7.375% N/A (4) BBB 48,077,604
38,025 BNP Paribas SA, 144A 6.625% N/A (4) BBB 37,355,380
12,085 BNP Paribas SA, 144A 7.750% N/A (4) BBB 12,311,594
43,319 Credit Agricole SA, 144A 8.125% N/A (4) BBB 43,793,343
40,508 Credit Agricole SA, 144A 7.875% N/A (4) BBB 40,422,933
8,421 Credit Suisse Group AG, 144A 5.250% N/A (4) BB- 5,801,218
5,746 Danske Bank A/S , Reg S 7.000% N/A (4) BBB- 5,499,497
6,745 Danske Bank A/S , Reg S 6.125% N/A (4) BBB- 6,492,062
6,435 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 5,566,275
69,575 HSBC Holdings PLC 6.000% N/A (4) BBB 64,356,875
87,177 HSBC Holdings PLC 6.375% N/A (4) BBB 85,215,517
13,075 HSBC Holdings PLC 6.375% N/A (4) BBB 12,760,932
30,900 ING Groep NV (3) 6.500% N/A (4) BBB 29,589,840
40,460 ING Groep NV , Reg S 6.750% N/A (4) BBB 39,606,699
45,559 ING Groep NV 5.750% N/A (4) BBB 42,221,803
12,795 Intesa Sanpaolo SpA, 144A 7.700% N/A (4) BB- 11,991,903
70,336 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 69,552,254
59,795 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 58,846,053
20,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 18,693,227
45,445 NatWest Group PLC 6.000% N/A (4) Baa3 42,614,270
41,929 NatWest Group PLC 8.000% N/A (4) BBB- 41,713,066
24,375 Nordea Bank Abp, 144A (3) 6.625% N/A (4) BBB+ 23,601,899
22,820 Societe Generale SA, 144A 4.750% N/A (4) BB+ 19,741,004
16,411 Societe Generale SA, 144A (3) 6.750% N/A (4) BB 14,970,992

Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 35,790 Societe Generale SA, 144A 7.875% N/A (4) BB+ $ 35,700,525
10,183 Societe Generale SA, 144A 8.000% N/A (4) BB 10,131,900
17,349 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 17,295,955
18,860 Standard Chartered PLC, 144A (3) 4.300% N/A (4) BBB- 15,316,206
3,401 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- 3,274,641
22,974 UniCredit SpA , Reg S 8.000% N/A (4) BB- 22,330,728
Total Banks 1,228,669,242
Capital Markets - 8.9%
49,069 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 42,874,039
62,450 Credit Suisse Group AG, 144A 7.250% N/A (4) BB- 45,985,682
61,301 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 55,739,773
12,260 Credit Suisse Group AG, 144A 6.375% N/A (4) Ba2 9,056,135
36,075 Credit Suisse Group AG, 144A 9.750% N/A (4) BB- 32,644,267
80,985 Deutsche Bank AG 6.000% N/A (4) Ba2 73,402,374
61,380 UBS Group AG , Reg S 6.875% N/A (4) BBB 60,362,442
57,277 UBS Group AG , Reg S 7.000% N/A (4) BBB 56,919,019
67,835 UBS Group AG, 144A 7.000% N/A (4) BBB 67,508,245
24,125 UBS Group AG, 144A 3.875% N/A (4) BBB 20,339,585
7,560 UBS Group AG, 144A 4.875% N/A (4) BBB 6,622,560
Total Capital Markets 471,454,121
Total Contingent Capital Securities (cost $1,817,704,459) 1,700,123,363
Shares Description (1) Coupon Ratings (2) Value
X 908,880,318 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 16.9%
X 908,880,318
Banks - 4.3%
168,671 CoBank ACB 6.200% BBB+ $ 16,867,100
572,086 Farm Credit Bank of Texas, 144A 6.750% Baa1 57,065,578
563,126 Fifth Third Bancorp (3) 6.625% Baa3 14,162,619
280,000 Huntington Bancshares Inc/OH 7.662% Baa3 6,113,520
285,287 KeyCorp 6.125% Baa3 7,160,704
2,531,908 KeyCorp 6.200% Baa3 62,917,914
745,483 Regions Financial Corp 6.375% Baa3 19,084,365
302,269 Regions Financial Corp (3) 5.700% Baa3 7,435,817
610,175 Synovus Financial Corp 5.875% BB- 15,010,305
342,966 Wells Fargo & Co 4.750% Baa2 6,879,898
327,000 Western Alliance Bancorp 4.250% Ba1 6,932,400
484,833 Wintrust Financial Corp 6.875% BB 12,445,663
Total Banks 232,075,883
Capital Markets - 1.8%
201,090 Goldman Sachs Group Inc 5.500% BB+ 5,019,206
552,788 Morgan Stanley 6.875% BBB 14,007,648
548,497 Morgan Stanley 6.375% BBB 13,915,369
725,688 Morgan Stanley 7.125% BBB 18,519,558
1,379,881 Morgan Stanley 5.850% BBB 34,566,019
420,900 Morgan Stanley (3) 6.500% BBB 10,758,204
Total Capital Markets 96,786,004
Consumer Finance - 0.1%
350,835 Synchrony Financial 5.625% BB- 6,602,715
Total Consumer Finance 6,602,715
Diversified Financial Services - 1.5%
366,034 AgriBank FCB 6.875% BBB+ 36,969,434
558,300 Equitable Holdings Inc 5.250% BBB- 12,310,515
1,158,054 Voya Financial Inc 5.350% BBB- 27,851,199
Total Diversified Financial Services 77,131,148

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Diversified Telecommunication Services - 0.1%
314,900 AT&T Inc (3) 4.750% BBB- $ 6,282,255
Total Diversified Telecommunication Services 6,282,255
Food Products - 1.3%
528,896 CHS Inc 6.750% N/R 13,592,627
1,451,502 CHS Inc 7.100% N/R 37,303,601
506,287 CHS Inc 7.875% N/R 13,092,582
44,881 CHS Inc 7.500% N/R 1,179,473
66,700 Dairy Farmers of America Inc, 144A 7.875% BB+ 6,169,750
Total Food Products 71,338,033
Insurance - 5.1%
60,000 Allstate Corp/The (3) 7.995% Baa1 1,524,000
1,153,711 American Equity Investment Life Holding Co 6.625% BB 28,069,789
1,516,728 American Equity Investment Life Holding Co (3) 5.950% BB 33,868,536
1,320,871 Aspen Insurance Holdings Ltd (3) 5.950% BB+ 33,034,984
603,290 Aspen Insurance Holdings Ltd 5.625% BB+ 13,212,051
229,700 Assurant Inc 5.250% Baa3 5,030,430
910,581 Athene Holding Ltd 7.750% BBB 23,702,423
856,816 Athene Holding Ltd 6.375% BBB 21,600,331
1,074,674 Athene Holding Ltd 6.350% BBB 26,576,688
171,383 Axis Capital Holdings Ltd 5.500% BBB 3,749,860
236,820 Delphi Financial Group Inc 8.054% BBB 5,387,655
717,116 Enstar Group Ltd 7.000% BBB- 16,895,253
1,026,075 Maiden Holdings North America Ltd 7.750% N/R 19,546,729
763,405 Reinsurance Group of America Inc 5.750% BBB+ 19,672,947
556,200 Reinsurance Group of America Inc 7.125% BBB+ 14,644,746
221,929 Selective Insurance Group Inc 4.600% BBB- 4,036,888
Total Insurance 270,553,310
Multi-Utilities - 0.1%
143,700 NiSource Inc 6.500% BBB- 3,608,307
Total Multi-Utilities 3,608,307
Oil, Gas & Consumable Fuels - 1.4%
258,400 Energy Transfer LP 7.600% BB 6,286,872
832,558 NuStar Energy LP 11.502% B2 21,072,043
1,237,707 NuStar Energy LP 10.379% B2 30,088,657
753,936 NuStar Logistics LP 11.526% B 19,526,942
Total Oil, Gas & Consumable Fuels 76,974,514
Thrifts & Mortgage Finance - 0.7%
391,400 Federal Agricultural Mortgage Corp (3) 6.000% N/R 11,013,996
1,141,927 New York Community Bancorp Inc 6.375% Ba2 28,251,274
Total Thrifts & Mortgage Finance 39,265,270

Investments in Derivatives
Shares   Description (1) Coupon Ratings (2) Value
Trading Companies & Distributors - 0.5%
844,551 Air Lease Corp 6.150% BB+ $ 20,742,173
271,800 WESCO International Inc 10.625% B+ 7,520,706
Total Trading Companies & Distributors 28,262,879
Total $25 Par (or similar) Retail Preferred (cost $936,679,256) 908,880,318
Total Long-Term Investments (cost $5,544,576,408) 5,258,921,211
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.2%
X 117,883,151 MONEY MARKET FUNDS - 2.2%
X 117,883,151
117,883,151 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
4.600%(8) $ 117,883,151
Total Investments Purchased with Collateral from Securities Lending (cost $117,883,151) 117,883,151
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.5%
27,440,640 REPURCHASE AGREEMENTS - 0.5%
27,440,640
$ 27,441 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 2/28/23, repurchase price
$27,441,677 collateralized $33,601,200, U.S. Treasury
Bond, 3.000%, due 8/15/48, value $27,989,509
1.360% 3/01/23 $ 27,440,640
Total Short-Term Investments (cost $27,440,640) 27,440,640
Total Investments (cost $ 5,689,900,199 ) - 100 .7% 5,404,245,002
Other Assets & Liabilities, Net -   (0.7)%(9) (35,579,573)
Net Assets - 100% $ 5,368,665,429
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,950 6/23 $ 217,856,869 $ 217,729,688 $ (127,181)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $113,398,115.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
(9) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See Notes to Financial Statements

Nuveen Strategic Income Fund
Portfolio of Investments February 28, 2023
(Unaudited)
a
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 96.6%
X 307,948,798.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 46.8%
X 307,948,798
$ 1,291 Aaset 2021-2 Trust , 144A 2021 2A 2.798% 1/15/47 A1 $ 1,088,672
600 ACRE Commercial Mortgage 2021-FL4 Ltd , 144A
(1-Month LIBOR reference rate + 2.600% spread) 2021
FL4 (3)
7.191% 12/18/37 N/R 575,233
1,548 Adams Outdoor Advertising LP , 144A 2018 1 4.810% 11/15/48 A 1,460,774
1,500 Adams Outdoor Advertising LP , 144A 2018 1 7.356% 11/15/48 BB 1,336,914
750 Affirm Asset Securitization Trust 2021-B , 144A 2021 B 2.540% 8/17/26 N/R 663,724
1,400 AGL CLO 19 Ltd , 144A (TSFR3M reference rate +
2.750% spread) 2022 19A (3)
7.403% 7/21/35 AA 1,399,751
2,500 Alen 2021-ACEN Mortgage Trust , 144A (1-Month LIBOR
reference rate + 4.000% spread) 2021 ACEN (3)
8.588% 4/15/34 BB- 1,842,576
647 Ameriquest Mortgage Securities Inc Asset Back Ser 2004-
R1 (1-Month LIBOR reference rate + 0.600% spread)
2004 R1 (3)
2.788% 2/25/34 A 589,593
1,000 AMSR 2019-SFR1 Trust , 144A 2019 SFR1 3.247% 1/19/39 A1 902,703
1,482 AMSR 2020-SFR1 Trust , 144A 2020 SFR1 2.419% 4/17/37 Aa2 1,368,312
1,000 Angel Oak Mortgage Trust 2019-5 , 144A 2019 5 3.957% 10/25/49 BB+ 854,381
1,900 Angel Oak Mortgage Trust 2020-1 , 144A 2020 1 3.161% 12/25/59 A- 1,637,767
441 Arroyo Mortgage Trust 2019-3 , 144A 2019 3 3.416% 10/25/48 AA- 407,264
1,300 Ashford Hospitality Trust 2018-KEYS , 144A (1-Month
LIBOR reference rate + 1.850% spread) 2018 KEYS (3)
6.438% 6/15/35 A3 1,254,849
850 Avis Budget Rental Car Funding AESOP LLC , 144A 2021
1A
2.130% 8/20/27 BBB 721,773
1,750 Avis Budget Rental Car Funding AESOP LLC , 144A 2021
2A
4.080% 2/20/28 Ba2 1,432,851
2,000 BAMLL Commercial Mortgage Securities Trust 2022-
DKLX , 144A (TSFR1M reference rate + 3.000% spread)
2022 DKLX (3)
7.563% 1/15/39 Baa3 1,928,730
1,115 BANK 2017-BNK5 2017 BNK5 4.191% 6/15/60 A- 965,764
700 BANK 2017-BNK8 2017 BNK8 4.096% 11/15/50 A- 590,245
2,700 BANK 2019-BNK18 2019 BN18 4.214% 5/15/62 A- 2,226,544
2,500 BANK 2019-BNK21 , 144A 2019 BN21 2.500% 10/17/52 BBB 1,568,185
1,250 BANK 2019-BNK24 2019 BN24 2.929% 11/15/62 AAA 1,140,228
1,700 Benchmark 2018-B2 Mortgage Trust 2018 B2 4.271% 2/15/51 A- 1,428,132
1,000 Benchmark 2018-B5 Mortgage Trust 2018 B5 4.208% 7/15/51 AAA 952,088
1,000 Benchmark 2019-B14 Mortgage Trust , 144A 2019 B14 2.500% 12/15/62 BBB 616,941
1,500 Benchmark 2020-B18 Mortgage Trust , 144A 2020 B18 4.139% 7/15/53 B- 1,263,754
1,000 Benchmark 2020-IG2 Mortgage Trust , 144A 2020 IG2 2.791% 9/15/48 Aaa 817,396
1,000 Benchmark 2020-IG3 Mortgage Trust , 144A 2020 IG3 3.536% 9/15/48 N/R 864,568
297 Bojangles Issuer LLC , 144A 2020 1A 3.832% 10/20/50 N/R 269,274
2,625 Boyce Park Clo Ltd , 144A (SOFR reference rate +
3.100% spread) 2022 1A (3)
7.753% 4/21/35 BBB- 2,476,029
1,275 BX Commercial Mortgage Trust 2019-XL , 144A (1-Month
LIBOR reference rate + 2.114% spread) 2019 XL (3)
2.110% 10/15/36 N/R 1,247,808
1,622 BX Commercial Mortgage Trust 2021-XL2 , 144A
(1-Month LIBOR reference rate + 1.846% spread) 2021
XL2 (3)
6.434% 10/15/38 N/R 1,555,474
1,095 BXP Trust 2017-CC , 144A 2017 CC 3.552% 8/13/37 BBB- 867,051
1,500 BXP Trust 2021-601L , 144A 2021 601L 2.775% 1/15/44 Baa3 993,369
495 Cars Net Lease Mortgage Notes Series 2020-1 , 144A
2020 1A
3.100% 12/15/50 A 429,608
1,250 Cars Net Lease Mortgage Notes Series 2020-1 , 144A
2020 1A
4.690% 12/15/50 BBB 1,076,550
1,150 CARS-DB4 LP , 144A 2020 1A 4.520% 2/15/50 BBB 1,016,517
634 CARS-DB5 LP , 144A 2021 1A 1.920% 8/15/51 A+ 543,635
1,775 Carvana Auto Receivables Trust 2021-N4 2021 N4 2.300% 9/11/28 BBB 1,632,438
705 CD 2016-CD1 Mortgage Trust 2016 CD1 3.631% 8/10/49 A- 587,421

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X307,948,798.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,440 CD 2017-CD3 Mortgage Trust 2017 CD3 3.984% 2/10/50 A $ 1,233,668
49 CF 2020-P1 Mortgage Trust , 144A 2020 P1 2.840% 4/15/25 N/R 46,774
750 CF 2020-P1 Mortgage Trust , 144A 2020 P1 3.603% 4/15/52 N/R 689,136
677 CF Hippolyta Issuer LLC , 144A 2020 1 2.600% 7/15/60 A- 561,252
1,354 CF Hippolyta Issuer LLC , 144A 2020 1 2.280% 7/15/60 A- 1,201,500
1,000 CIFC Funding 2018-II Ltd , 144A (3-Month LIBOR
reference rate + 2.850% spread) 2018 2A (3)
5.560% 4/20/31 Baa3 944,218
2,000 CIFC Funding 2020-I Ltd , 144A (3-Month LIBOR
reference rate + 2.000% spread) 2020 1A (3)
6.792% 7/15/36 A 1,913,182
2,125 CIFC Funding 2020-I Ltd , 144A (3-Month LIBOR
reference rate + 3.100% spread) 2020 1A (3)
7.892% 7/15/36 BBB- 2,007,156
500 CIFC Funding 2020-I Ltd , 144A (3-Month LIBOR
reference rate + 6.250% spread) 2020 1A (3)
11.042% 7/15/36 Ba3 451,999
1,760 CIFC Funding 2020-II Ltd , 144A (3-Month LIBOR
reference rate + 3.050% spread) 2020 2A (3)
7.858% 10/20/34 BBB- 1,654,844
1,305 CIFC Funding 2020-II Ltd , 144A (3-Month LIBOR
reference rate + 2.050% spread) 2020 2A (3)
6.858% 10/20/34 A 1,249,022
385 CIFC Funding 2020-II Ltd , 144A (3-Month LIBOR
reference rate + 6.500% spread) 2020 2A (3)
11.308% 10/20/34 BB- 349,910
2,500 CIFC Funding 2022-IV Ltd , 144A (SOFR reference rate +
3.550% spread) 2022 4A (3)
8.208% 7/16/35 BBB- 2,372,385
1,000 Citigroup Commercial Mortgage Trust 2014-GC23 , 144A
2014 GC23
4.480% 7/10/47 BBB- 882,192
2,750 Citigroup Commercial Mortgage Trust 2015-GC29 2015
GC29
3.758% 4/10/48 AA- 2,571,991
1,690 Citigroup Commercial Mortgage Trust 2015-GC29 2015
GC29
4.140% 4/10/48 A- 1,546,252
850 Citigroup Commercial Mortgage Trust 2021-PRM2 , 144A
(1-Month LIBOR reference rate + 1.900% spread) 2021
PRM2 (3)
6.488% 10/15/38 BBB- 823,122
1,770 Cologix Data Centers US Issuer LLC , 144A 2021 1A 3.300% 12/26/51 N/R 1,561,102
2,000 COMM 2013-CCRE10 Mortgage Trust , 144A 2013 CR10 4.861% 8/10/46 Baa3 1,917,392
1,500 COMM 2014-CCRE17 Mortgage Trust 2014 CR17 4.377% 5/10/47 AA- 1,427,510
1,500 COMM 2014-CCRE19 Mortgage Trust , 144A 2014 CR19 4.697% 8/10/47 BBB- 1,369,283
1,400 COMM 2014-LC17 Mortgage Trust 2014 LC17 4.544% 10/10/47 A 1,315,323
3,150 Comm 2014-UBS2 Mortgage Trust 2014 UBS2 4.947% 3/10/47 Baa1 2,981,317
2,000 COMM 2014-UBS3 Mortgage Trust 2014 UBS3 4.736% 6/10/47 A3 1,847,449
2,000 COMM 2014-UBS3 Mortgage Trust , 144A 2014 UBS3 4.767% 6/10/47 N/R 1,435,462
1,840 COMM 2015-CCRE22 Mortgage Trust 2015 CR22 4.070% 3/10/48 A- 1,693,875
2,000 COMM 2015-CCRE22 Mortgage Trust , 144A 2015 CR22 3.000% 3/10/48 BB- 1,568,998
2,628 COMM 2015-CCRE23 Mortgage Trust 2015 CR23 4.303% 5/10/48 N/R 2,198,781
1,000 COMM 2015-CCRE24 Mortgage Trust 2015 CR24 4.345% 8/10/48 AA- 943,852
2,240 COMM 2015-CCRE24 Mortgage Trust 2015 CR24 3.463% 8/10/48 BBB- 1,814,112
500 COMM 2015-CCRE24 Mortgage Trust 2015 CR24 4.345% 8/10/48 A- 457,262
550 COMM 2015-CCRE25 Mortgage Trust 2015 CR25 3.768% 8/10/48 BB 439,082
3,000 COMM 2015-CCRE26 Mortgage Trust 2015 CR26 4.466% 10/10/48 A- 2,738,032
900 COMM 2015-LC23 Mortgage Trust 2015 LC23 4.565% 10/10/48 A- 821,822
1,000 COMM 2019-GC44 Mortgage Trust 2019 GC44 3.524% 8/15/57 A- 785,163
1,500 Commercial Mortgage Pass Through Certificates , 144A
2022 HC
3.896% 1/10/39 Baa3 1,260,592
64 Connecticut Avenue Securities Trust 2018-R07 , 144A
2018 R07
6.906% 4/25/31 AA- 63,764
625 Connecticut Avenue Securities Trust 2021-R03 , 144A
(SOFR30A reference rate + 5.500% spread) 2021 R03 (3)
9.984% 12/25/41 N/R 561,938
850 Connecticut Avenue Securities Trust 2022-R01 , 144A
(SOFR30A reference rate + 6.000% spread) 2022 R01 (3)
10.484% 12/25/41 N/R 761,339
3,250 Connecticut Avenue Securities Trust 2022-R03 , 144A
(SOFR30A reference rate + 6.250% spread) 2022 R03 (3)
6.349% 3/25/42 BB- 3,405,774
4,000 Connecticut Avenue Securities Trust 2022-R03 , 144A
(SOFR30A reference rate + 3.500% spread) 2022 R03 (3)
7.984% 3/25/42 BBB- 4,109,170
4,000 Connecticut Avenue Securities Trust 2022-R04 , 144A
(SOFR30A reference rate + 5.250% spread) 2022 R04 (3)
9.734% 3/25/42 BB- 4,114,460

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X307,948,798.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,880 Connecticut Avenue Securities Trust 2022-R04 , 144A
(SOFR30A reference rate + 3.100% spread) 2022 R04 (3)
7.584% 3/25/42 BBB- $ 1,902,221
3,000 Connecticut Avenue Securities Trust 2022-R05 , 144A
(SOFR30A reference rate + 4.500% spread) 2022 R05 (3)
6.014% 4/25/42 Ba2 2,963,029
4,000 Connecticut Avenue Securities Trust 2022-R05 , 144A
(SOFR30A reference rate + 7.000% spread) 2022 R05 (3)
11.484% 4/25/42 B3 3,978,887
4,000 Connecticut Avenue Securities Trust 2022-R06 , 144A
(SOFR30A reference rate + 3.850% spread) 2022 R06 (3)
8.334% 5/25/42 BBB- 4,110,810
2,090 Connecticut Avenue Securities Trust 2022-R07 , 144A
(SOFR30A reference rate + 4.650% spread) 2022 R07 (3)
9.142% 6/25/42 BBB- 2,231,594
4,000 Connecticut Avenue Securities Trust 2022-R08 , 144A
(SOFR30A reference rate + 5.600% spread) 2022 R08 (3)
9.528% 7/25/42 BB- 4,146,646
4,000 Connecticut Avenue Securities Trust 2022-R09 , 144A
(SOFR30A reference rate + 4.750% spread) 2022 R09 (3)
9.242% 9/25/42 Baa3 4,215,511
3,000 Connecticut Avenue Securities Trust 2023-R01 , 144A
(SOFR30A reference rate + 3.750% spread) 2023 R01 (3)
8.242% 12/25/42 BBB- 3,068,324
3,000 Crescendo Royalty Funding LP , 144A 2021 1 3.567% 12/20/51 N/R 2,646,972
1,000 CSMC 2021-NQM1 , 144A 2021 NQM1 2.130% 5/25/65 BBB 664,654
1,185 DB Master Finance LLC , 144A 2021 1A 2.045% 11/20/51 BBB 1,034,398
638 DB Master Finance LLC , 144A 2019 1A 4.021% 5/20/49 BBB 599,761
1,185 DB Master Finance LLC , 144A 2021 1A 2.493% 11/20/51 BBB 999,608
192 Diamond Resorts Owner Trust 2021-1 , 144A 2021 1A 2.700% 11/21/33 BBB 174,643
192 Diamond Resorts Owner Trust 2021-1 , 144A 2021 1A 3.830% 11/21/33 BB 171,968
30,450 DOLP Trust 2021-NYC , 144A 2021 NYC, (I/O) 0.665% 5/10/41 A- 1,195,729
983 Domino's Pizza Master Issuer LLC , 144A 2021 1A 2.662% 4/25/51 BBB+ 841,331
1,470 DRIVEN BRANDS FUNDING LLC , 144A 2020 2A 3.237% 1/20/51 BBB- 1,251,066
1,614 DRIVEN BRANDS FUNDING LLC , 144A 2020 1A 3.786% 7/20/50 BBB- 1,422,936
2,985 EWC Master Issuer LLC , 144A 2022 1A 5.500% 3/15/52 N/R 2,680,175
1,562 Extended Stay America Trust , 144A (1-Month LIBOR
reference rate + 1.080% spread) 2021 ESH (3)
1.164% 7/15/38 Aaa 1,540,245
3,306 Fannie Mae Connecticut Avenue Securities 2017 C06 1.800% 2/25/30 AA+ 48,198
1,961 Fannie Mae Pool FN MA4805 2022 1 , (WI/DD) 4.500% 11/01/52 N/R 1,890,633
1,991 Fannie Mae Pool FN MA4919 , (WI/DD) 5.500% 2/01/53 N/R 1,988,701
16 Fannie Mae Pool FN 256890 FN 256890 6.000% 9/01/37 N/R 16,439
22 Fannie Mae Pool FN 745101 FN 745101 6.000% 4/01/32 N/R 22,047
65 Fannie Mae Pool FN 745324 FN 745324 6.000% 3/01/34 N/R 64,625
1 Fannie Mae Pool FN 905597 FN 905597 (12-Month
LIBOR reference rate + 1.875% spread) (3)
4.125% 12/01/36 N/R 716
11 Fannie Mae Pool FN 946228 FN 946228 (12-Month
LIBOR reference rate + 1.587% spread) (3)
3.837% 9/01/37 N/R 11,034
0 (4) Fannie Mae Pool FN AL1187 FN AL1187 5.500% 7/01/24 N/R 3
21 Fannie Mae Pool FN FM1108 FN FM1108 2019 1108 5.000% 11/01/44 N/R 21,596
142 Fannie Mae Pool FN FM1136 FN FM1136 2019 1136 5.500% 3/01/39 N/R 145,391
25 Fannie Mae Pool FN FM1137 FN FM1137 2019 1137 6.000% 9/01/39 N/R 26,276
104 Fannie Mae Pool FN FM1138 FN FM1138 2019 1138 6.500% 8/01/37 N/R 107,230
187 Fannie Mae REMICS (1-Month LIBOR reference rate +
5.950% spread) 2013 98, (I/O) (3)
1.333% 9/25/43 N/R 17,408
87 Flagstar Mortgage Trust 2017-2 , 144A 2017 2 4.036% 10/25/47 Aa2 76,650
1,320 Flagstar Mortgage Trust 2021-10INV , 144A 2021 10INV 3.000% 10/25/51 Aa1 1,080,827
2,657 Flagstar Mortgage Trust 2021-4 , 144A 2021 4 2.500% 6/01/51 AAA 2,079,968
2,000 Flexential Issuer 2021-1 , 144A 2021 1A 3.250% 11/27/51 N/R 1,780,736
11,541 Freddie Mac Multifamily ML Certificates 2021 ML12,
(I/O)
1.222% 7/25/41 AA+ 1,181,231
1,005 Freddie Mac STACR REMIC Trust 2021-DNA5 , 144A
(SOFR30A reference rate + 1.650% spread) 2021 DNA5
(3)
6.134% 1/25/34 BBB 1,000,808
2,000 Freddie Mac STACR REMIC Trust 2021-DNA6 , 144A
(SOFR30A reference rate + 7.500% spread) 2021 DNA6
(3)
11.984% 10/25/41 N/R 1,848,352
2,000 Freddie Mac STACR REMIC Trust 2022-DNA1 , 144A
(SOFR30A reference rate + 3.400% spread) 2022 DNA1
(3)
7.884% 1/25/42 B+ 1,864,629

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X307,948,798.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,550 Freddie Mac STACR REMIC Trust 2022-DNA1 , 144A
(SOFR30A reference rate + 2.500% spread) 2022 DNA1
(3)
6.984% 1/25/42 BB $ 2,389,153
1,730 Freddie Mac STACR REMIC Trust 2022-DNA2 , 144A
(SOFR30A reference rate + 3.750% spread) 2022 DNA2
(3)
8.234% 2/25/42 BB 1,706,940
1,355 Freddie Mac STACR REMIC Trust 2022-DNA2 , 144A
(SOFR30A reference rate + 4.750% spread) 2022 DNA2
(3)
9.234% 2/25/42 B+ 1,317,191
1,239 Freddie Mac STACR REMIC Trust 2022-DNA2 , 144A
(SOFR30A reference rate + 2.400% spread) 2022 DNA2
(3)
6.884% 2/25/42 BBB 1,212,554
3,605 Freddie Mac STACR REMIC Trust 2022-DNA3 , 144A
(SOFR30A reference rate + 2.900% spread) 2022 DNA3
(3)
7.384% 4/25/42 BBB 3,613,927
4,000 Freddie Mac STACR REMIC Trust 2022-DNA3 , 144A
(SOFR30A reference rate + 4.350% spread) 2022 DNA3
(3)
8.834% 4/25/42 BB 4,040,889
4,000 Freddie Mac STACR REMIC Trust 2022-DNA3 , 144A
(SOFR30A reference rate + 5.650% spread) 2022 DNA3
(3)
8.647% 4/25/42 B+ 3,992,588
4,000 Freddie Mac STACR REMIC Trust 2022-DNA6 , 144A
(SOFR30A reference rate + 3.700% spread) 2022 DNA6
(3)
8.184% 9/25/42 BBB- 4,153,654
2,900 Freddie Mac STACR REMIC Trust 2022-HQA1 , 144A
(SOFR30A reference rate + 7.000% spread) 2022 HQA1
(3)
9.997% 3/25/42 B- 2,888,090
920 Freddie Mac STACR REMIC Trust 2022-HQA1 , 144A
(SOFR30A reference rate + 3.500% spread) 2022 HQA1
(3)
7.984% 3/25/42 BBB- 940,551
142 Freddie Mac Strips (1-Month LIBOR reference rate +
5.920% spread) 2014 327, (I/O) (3)
1.332% 3/15/44 N/R 11,393
1,575 Freddie Mac Structured Agency Credit Risk Debt Notes ,
144A (SOFR30A reference rate + 3.650% spread) 2021
DNA7 (3)
7.578% 11/25/41 B+ 1,502,881
4,000 Freddie Mac Structured Agency Credit Risk Debt Notes ,
144A (SOFR30A reference rate + 4.000% spread) 2022
HQA2 (3)
8.484% 7/25/42 Baa3 4,130,023
6,576 Freddie Mac Structured Agency Credit Risk Debt Notes
2017 HQA2
2.000% 12/25/29 A 347,930
500 Goldentree Loan Opportunities IX Ltd , 144A (3-Month
LIBOR reference rate + 5.660% spread) 2014 9A (3)
10.462% 10/29/29 BB- 450,756
7,714 Government National Mortgage Association (SOFR30A
reference rate + 6.250% spread) 2020 133, (I/O) (3)
1.824% 9/20/50 N/R 976,705
1,200 GS Mortgage Securities Corp Trust 2017-SLP , 144A
2017 SLP
4.591% 10/10/32 B 1,142,305
1,500 GS Mortgage Securities Corp Trust 2018-TWR , 144A
(1-Month LIBOR reference rate + 1.850% spread) 2018
TWR (3)
6.438% 7/15/31 BB 1,236,375
1,081 GS Mortgage Securities Corp Trust 2018-TWR , 144A
(1-Month LIBOR reference rate + 1.450% spread) 2018
TWR (3)
3.449% 7/15/31 A 954,069
2,000 GS Mortgage Securities Corp Trust 2021-ARDN , 144A
(1-Month LIBOR reference rate + 3.350% spread) 2021
ARDN (3)
7.938% 11/15/36 N/R 1,929,846
2,000 GS Mortgage Securities Corp Trust 2021-ARDN , 144A
(1-Month LIBOR reference rate + 1.250% spread) 2021
ARDN (3)
5.838% 11/15/36 AAA 1,962,085
1,000 GS Mortgage Securities Trust 2016-GS3 2016 GS3 3.990% 10/10/49 A- 856,518
1,200 GS Mortgage Securities Trust 2016-GS4 2016 GS4 3.954% 11/10/49 A- 1,000,314
1,425 GS Mortgage Securities Trust 2019-GC38 2019 GC38 4.158% 2/10/52 AAA 1,302,324
1,000 GS Mortgage Securities Trust 2020-GSA2 2020 GSA2 2.012% 12/12/53 AAA 795,376

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X307,948,798.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 141 GS Mortgage-Backed Securities Corp Trust 2019-PJ2 ,
144A 2019 PJ2
4.000% 11/25/49 Aaa $ 132,279
7 GS Mortgage-Backed Securities Corp Trust 2019-PJ2 ,
144A 2019 PJ2
4.000% 11/25/49 Aaa 6,372
171 GS Mortgage-Backed Securities Corp Trust 2021-PJ5 ,
144A 2021 PJ5
2.500% 10/25/51 Aa1 133,763
2,600 GS Mortgage-Backed Securities Trust 2021-PJ6 , 144A
2021 PJ6
2.500% 11/25/51 Aa1 2,035,629
1,750 GS Mortgage-Backed Securities Trust 2021-PJ7 , 144A
2021 PJ7
2.500% 1/25/52 AA+ 1,370,287
355 GS Mortgage-Backed Securities Trust 2021-PJ8 , 144A
2021 PJ8
2.500% 1/25/52 Aaa 277,695
2,940 Hardee's Funding LLC , 144A 2020 1A 3.981% 12/20/50 BBB 2,543,891
750 Hertz Vehicle Financing LLC , 144A 2021 1A 2.050% 12/26/25 Baa2 690,808
1,000 HI-FI Music IP Issuer LP , 144A 2022 1A 3.939% 2/01/62 N/R 905,438
474 Hilton Grand Vacations Trust 2019-A , 144A 2019 AA 2.840% 7/25/33 A- 437,832
1,945 Horizon Aircraft Finance II Ltd , 144A 2019 1 3.721% 7/15/39 BBB 1,653,284
890 Horizon Aircraft Finance III Ltd , 144A 2019 2 3.425% 11/15/39 BBB+ 711,662
1,000 Hotwire Funding LLC , 144A 2021 1 2.658% 11/20/51 BBB 837,894
1,025 Hpefs Equipment Trust 2022-2 , 144A 2022 2A 4.940% 3/20/30 Aa3 985,953
500 Hudson Yards 2019-30HY Mortgage Trust , 144A 2019
30HY
3.443% 7/10/39 BBB- 409,528
1,000 Hudson Yards 2019-55HY Mortgage Trust , 144A 2019
55HY
2.943% 12/10/41 N/R 696,091
522 Impac Secured Assets CMN Owner Trust 2000 3 8.000% 10/25/30 N/R 458,999
373 Imperial Fund Mortgage Trust 2020-NQM1 , 144A 2020
NQM1
2.051% 10/25/55 AA- 331,736
2,000 Imperial Fund Mortgage Trust 2020-NQM1 , 144A 2020
NQM1
3.531% 10/25/55 BBB+ 1,678,132
450 Imperial Fund Mortgage Trust 2021-NQM1 , 144A 2021
NQM1
2.383% 6/25/56 BBB 294,351
405 Imperial Fund Mortgage Trust 2021-NQM1 , 144A 2021
NQM1
1.617% 6/25/56 A 331,184
1,250 Industrial DPR Funding Ltd , 144A 2022 1A 5.380% 4/15/34 BBB 1,050,838
2,488 J.P. Morgan Chase Commercial Mortgage Securities
Trust 2022-NLP , 144A (TSFR1M reference rate + 2.608%
spread) 2022 NLP (3)
6.943% 4/15/37 N/R 2,237,475
1,702 Jonah Energy Abs I LLC , 144A 2022 1 7.200% 11/20/37 A- 1,686,677
189 JP Morgan Alternative Loan Trust 2007-S1 (1-Month
LIBOR reference rate + 0.560% spread) 2007 S1 (3)
5.177% 4/25/47 BBB+ 178,769
392 JP Morgan Mortgage Trust 2018-3 , 144A 2018 3 3.500% 9/25/48 Aaa 332,233
126 JP Morgan Mortgage Trust 2018-4 , 144A 2018 4 3.500% 10/25/48 Aaa 105,654
520 JP MORGAN MORTGAGE TRUST 2018-5 , 144A 2018 5 3.500% 10/25/48 Aaa 448,203
878 JP Morgan Mortgage Trust 2018-6 , 144A 2018 6 3.893% 12/25/48 Baa3 726,747
87 JP Morgan Mortgage Trust 2019-1 , 144A 2019 1 4.000% 5/25/49 AAA 81,147
39 JP Morgan Mortgage Trust 2019-INV1 , 144A (1-Month
LIBOR reference rate + 0.950% spread) 2019 INV1 (3)
5.456% 10/25/49 Aaa 37,462
234 JP Morgan Mortgage Trust 2020-1 , 144A 2020 1 3.832% 6/25/50 Aa1 197,301
430 JP Morgan Mortgage Trust 2021-11 , 144A 2021 11 2.500% 1/25/52 Aa1 337,753
296 JP Morgan Mortgage Trust 2021-7 , 144A 2021 7 2.500% 11/25/51 Aaa 232,112
194 JP Morgan Mortgage Trust 2021-8 , 144A 2021 8 2.500% 12/25/51 AAA 152,284
1,692 JPMBB Commercial Mortgage Securities Trust 2014-C22
2014 C22
4.547% 9/15/47 BBB 1,490,718
2,500 JPMBB Commercial Mortgage Securities Trust 2015-C31
2015 C31
4.622% 8/15/48 N/R 2,195,920
1,400 JPMBB Commercial Mortgage Securities Trust 2016-C1 ,
144A 2016 C1
4.236% 3/17/49 BBB 1,173,267
1,500 JPMCC Commercial Mortgage Securities Trust 2017-JP5
2017 JP5
3.723% 3/15/50 Aaa 1,402,287
2,000 JPMCC Commercial Mortgage Securities Trust 2017-JP6
2017 JP6
3.707% 7/15/50 A- 1,619,904

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X307,948,798.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,400 JPMCC Commercial Mortgage Securities Trust 2017-JP7
, 144A 2017 JP7
4.383% 9/15/50 BBB $ 1,001,741
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7
2017 JP7
3.633% 9/15/50 A- 1,113,512
190 Ladder Capital Commercial Mortgage 2013-GCP
Mortgage Trust , 144A 2013 GCP
3.985% 2/15/36 AAA 171,542
1,574 Lunar 2021-1 Structured Aircraft Portfolio Notes , 144A
2021 1
5.682% 10/15/46 Ba3 1,227,293
1,500 Madison Park Funding LIX Ltd , 144A (3-Month LIBOR
reference rate + 2.100% spread) 2021 59A (3)
6.895% 1/18/34 A+ 1,445,584
1,500 Madison Park Funding XXXVI Ltd , 144A (TSFR3M
reference rate + 3.500% spread) 2019 36A (3)
5.981% 4/15/35 BBB+ 1,469,258
1,500 Magnetite XXIII Ltd , 144A (3-Month LIBOR reference
rate + 2.050% spread) 2019 23A (3)
6.868% 1/25/35 A 1,435,548
134 MAPS 2018-1 Ltd , 144A 2018 1A 4.212% 5/15/43 BBB+ 122,855
420 MAPS 2021-1 Trust , 144A 2021 1A 2.521% 6/15/46 A1 362,046
1,000 Mercury Financial Credit Card Master Trust , 144A 2023
1A
9.590% 9/20/27 N/R 989,664
1,000 Mercury Financial Credit Card Master Trust , 144A 2023
1A
8.040% 9/20/27 N/R 991,964
34,356 MFT Trust 2020-ABC , 144A 2020 ABC, (I/O) 0.119% 2/10/42 N/R 306,586
750 Morgan Stanley Capital I Trust 2018-H3 2018 H3 4.177% 7/15/51 AAA 707,060
274 Morgan Stanley Residential Mortgage Loan Trust 2021-5
, 144A 2021 5
2.500% 8/25/51 AAA 215,628
2,000 MRCD 2019-MARK Mortgage Trust , 144A 2019 PARK 2.718% 12/15/36 N/R 1,777,511
500 MSCG Trust 2015-ALDR , 144A 2015 ALDR 3.462% 6/07/35 BBB- 408,772
1,500 MSCG Trust 2015-ALDR , 144A 2015 ALDR 3.462% 6/07/35 A- 1,276,787
1,000 MTN Commercial Mortgage Trust 2022-LPFL , 144A
(TSFR1M reference rate + 2.943% spread) 2022 LPFL (3)
2.993% 3/15/39 Baa3 975,443
634 MVW 2019-2 LLC , 144A 2019 2A 2.680% 10/20/38 BBB+ 577,028
263 MVW 2021-1W LLC , 144A 2021 1WA 1.940% 1/22/41 BBB 237,695
480 MVW Owner Trust 2019-1 , 144A 2019 1A 3.330% 11/20/36 BBB+ 446,334
1,500 Natixis Commercial Mortgage Securities Trust 2019-MILE
, 144A (1-Month LIBOR reference rate + 3.579% spread)
2019 MILE (3)
8.142% 7/15/36 N/R 1,363,939
1,500 Natixis Commercial Mortgage Securities Trust 2019-MILE
, 144A (1-Month LIBOR reference rate + 4.329% spread)
2019 MILE (3)
8.892% 7/15/36 N/R 1,355,474
1,100 Navistar Financial Dealer Note Master Owner Trust II ,
144A (SOFR30A reference rate + 1.800% spread) 2022
1 (3)
6.234% 5/25/27 Aa1 1,104,942
1,000 Neuberger Berman Loan Advisers Clo 40 Ltd , 144A
(3-Month LIBOR reference rate + 2.750% spread) 2021
40A (3)
7.542% 4/16/33 BBB- 941,004
660 Neuberger Berman Loan Advisers Clo 40 Ltd , 144A
(3-Month LIBOR reference rate + 5.850% spread) 2021
40A (3)
10.642% 4/16/33 BB- 611,838
1,625 Neuberger Berman Loan Advisers CLO 48 Ltd , 144A
(TSFR3M reference rate + 3.200% spread) 2022 48A (3)
7.859% 4/25/36 BBB- 1,541,876
105 New Residential Mortgage Loan Trust 2015-2 , 144A
2015 2A
5.387% 8/25/55 Baa1 97,874
1,000 NLT 2021-INV2 Trust , 144A 2021 INV2 2.569% 8/25/56 BBB 659,881
1,000 Oak Street Investment Grade Net Lease Fund Series
2021-1 , 144A 2021 1A
4.230% 1/20/51 BBB+ 895,052
45 OBX 2018-1 Trust , 144A (1-Month LIBOR reference rate
+ 0.650% spread) 2018 1 (3)
5.267% 6/25/57 AAA 43,476
871 OBX 2021-J2 Trust , 144A 2021 J2 2.500% 7/25/51 Aa1 681,791
2,175 OHA Credit Funding 4 Ltd , 144A (3-Month LIBOR
reference rate + 3.200% spread) 2019 4A (3)
4.336% 10/22/36 BBB- 2,064,517
1,150 One Bryant Park Trust 2019-OBP , 144A 2019 OBP 2.516% 9/15/54 Aaa 953,575
500 Oportun Funding XIV LLC , 144A 2021 A 5.400% 3/08/28 N/R 454,025
500 Oportun Funding XIV LLC , 144A 2021 A 3.440% 3/08/28 N/R 466,911

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X307,948,798.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 617 Oportun Issuance Trust 2021-C , 144A 2021 C 3.610% 10/08/31 N/R $ 536,552
350 Oportun Issuance Trust 2021-C , 144A 2021 C 5.570% 10/08/31 N/R 289,897
1,000 Palmer Square CLO 2021-3 Ltd , 144A (3-Month LIBOR
reference rate + 2.950% spread) 2021 3A (3)
5.462% 1/15/35 Baa3 940,124
2,500 Palmer Square CLO 2022-1 Ltd , 144A (TSFR3M
reference rate + 3.050% spread) 2022 1A (3)
7.689% 4/20/35 Baa3 2,340,388
2,000 Palmer Square CLO 2023-1 Ltd , 144A (TSFR3M
reference rate + 5.300% spread) 2023 1A , (WI/DD)(3)
0.000% 1/20/36 N/R 2,007,162
250 Purchasing Power Funding 2021-A LLC , 144A 2021 A 4.370% 10/15/25 N/R 237,295
2,119 Purewest Funding LLC , 144A 2021 1 4.091% 12/22/36 A- 2,009,640
16 Sequoia Mortgage Trust 2018-7 , 144A 2018 7 4.000% 9/25/48 Aaa 14,511
7 Sequoia Mortgage Trust 2019-2 , 144A 2019 2 4.000% 6/25/49 Aaa 6,868
295 Sequoia Mortgage Trust 2020-3 , 144A 2020 3 3.000% 4/25/50 AAA 240,237
1,448 Sesac Finance LLC , 144A 2019 1 5.216% 7/25/49 N/R 1,342,109
1,443 Settlement Fee Finance 2019-1 LLC , 144A 2019 1A 3.840% 11/01/49 N/R 1,396,305
223 Sierra Timeshare 2019-2 Receivables Funding LLC , 144A
2019 2A
4.540% 5/20/36 BB 210,271
205 Sierra Timeshare 2019-3 Receivables Funding LLC , 144A
2019 3A
4.180% 8/20/36 BB 193,320
174 Sierra Timeshare 2021-1 Receivables Funding LLC , 144A
2021 1A
1.790% 11/20/37 BBB 159,875
1,155 SLG Office Trust 2021-OVA , 144A 2021 OVA 2.851% 7/15/41 N/R 847,471
40,180 SLG Office Trust 2021-OVA , 144A 2021 OVA 0.258% 7/15/41 AA- 633,896
1,906 SMR 2022-IND Mortgage Trust , 144A (TSFR1M
reference rate + 3.950% spread) 2022 IND (3)
8.512% 2/15/39 Baa3 1,798,938
1,882 Sonic Capital LLC , 144A 2020 1A 3.845% 1/20/50 BBB 1,718,670
1,500 Spruce Hill Mortgage Loan Trust 2020-SH1 , 144A 2020
SH1
3.827% 1/28/50 BBB 1,308,035
982 Start II LTD , 144A 2019 1 5.095% 3/15/44 BB 755,845
2,597 Taco Bell Funding LLC , 144A 2021 1A 2.294% 8/25/51 BBB 2,159,728
1,728 Taco Bell Funding LLC , 144A 2021 1A 1.946% 8/25/51 BBB 1,491,367
1,500 TCW CLO 2021-2 Ltd , 144A (3-Month LIBOR reference
rate + 6.860% spread) 2021 2A (3)
6.985% 7/25/34 BB- 1,315,212
305 Tricon American Homes 2019-SFR1 Trust , 144A 2019
SFR1
3.198% 3/17/38 A1 278,120
700 Tricon American Homes 2020-SFR1 , 144A 2020 SFR1 2.548% 7/17/38 A3 622,329
714 UBS-Barclays Commercial Mortgage Trust 2013-C5 ,
144A 2013 C5
3.649% 3/10/46 A2 702,292
3,000 VB-S1 Issuer LLC - VBTEL , 144A 2022 1A 4.288% 2/15/52 BBB- 2,706,221
600 Verus Securitization Trust 2019-4 , 144A 2019 4 3.207% 11/25/59 A- 514,400
851 Verus Securitization Trust 2020-1 , 144A 2020 1 2.724% 1/25/60 AA- 804,302
263 Verus Securitization Trust 2020-4 , 144A 2020 4 2.321% 5/25/65 AA 245,239
2,000 Verus Securitization Trust 2021-8 , 144A 2021 8 3.288% 11/25/66 BBB 1,410,244
1,108 Vivint Solar Financing V LLC , 144A 2018 1A 7.370% 4/30/48 N/R 1,018,589
700 VNDO Trust 2016-350P , 144A 2016 350P 3.903% 1/10/35 B 544,064
191 VR Funding LLC , 144A 2020 1A 6.420% 11/15/50 N/R 167,230
1,057 VR Funding LLC , 144A 2020 1A 2.790% 11/15/50 N/R 881,159
48 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust 2004 RA3
5.814% 8/25/38 A 46,592
974 Wells Fargo Mortgage Backed Securities 2021-INV1 Trust
, 144A 2021 INV1
3.317% 8/25/51 A 783,342
857 Wendy's Funding LLC , 144A 2021 1A 2.370% 6/15/51 BBB 714,762
350 WFRBS Commercial Mortgage Trust 2013-C14 2013
C14
3.337% 6/15/46 Aaa 347,527
542 ZAXBY'S FUNDING LLC , 144A 2021 1A 3.238% 7/30/51 N/R 448,299
Total Asset-Backed and Mortgage-Backed Securities (cost $336,573,778) 307,948,798

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 182,315,227 CORPORATE BONDS - 27.7%
X 182,315,227
Aerospace & Defense - 0.3%
$ 1,075 Boeing Co/The 5.705% 5/01/40 Baa2 $ 1,023,420
900 Raytheon Technologies Corp 1.900% 9/01/31 A- 703,577
465 Raytheon Technologies Corp 5.000% 2/27/26 A- 464,303
Total Aerospace & Defense 2,191,300
Airlines - 0.4%
1,314 American Airlines 2021-1 Class A Pass Through Trust 2.875% 7/11/34 A 1,082,625
396 British Airways 2020-1 Class A Pass Through Trust, 144A 4.250% 11/15/32 A 368,554
338 British Airways 2020-1 Class B Pass Through Trust2020 A,
144A
8.375% 11/15/28 BBB 336,493
1,000 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 B 896,255
Total Airlines 2,683,927
Auto Components - 0.3%
600 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 555,276
1,500 Goodyear Tire & Rubber Co/The (5) 5.000% 7/15/29 BB- 1,305,000
Total Auto Components 1,860,276
Automobiles - 0.6%
450 Ford Motor Credit Co LLC 7.350% 3/06/30 BB+ 455,697
1,040 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 957,913
1,000 General Motors Financial Co Inc 3.600% 6/21/30 BBB 858,890
1,500 Hyundai Capital Services Inc, 144A 2.125% 4/24/25 BBB+ 1,386,470
Total Automobiles 3,658,970
Banks - 3.0%
1,200 Access Bank PLC, 144A 6.125% 9/21/26 B- 990,120
375 African Export-Import Bank/The, 144A 2.634% 5/17/26 Baa1 335,259
1,000 Akbank TAS, 144A (5) 6.800% 2/06/26 B3 936,404
1,050 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 880,780
500 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 Baa3 404,171
3,185 Bank of America Corp 1.898% 7/23/31 AA- 2,482,373
1,675 Bank of America Corp 3.248% 10/21/27 AA- 1,542,320
1,035 Banque Ouest Africaine de Developpement, 144A 4.700% 10/22/31 Baa1 884,925
550 Caelus Re VI Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 5.380% spread), 144A (3)
10.126% 6/07/23 N/R 537,460
1,000 Citigroup Inc 2.572% 6/03/31 A 820,322
1,350 Citigroup Inc 1.122% 1/28/27 A 1,186,191
1,475 Deutsche Bank AG/New York NY 3.961% 11/26/25 Baa1 1,414,822
1,675 Development Bank of Kazakhstan JSC, 144A 2.950% 5/06/31 Baa2 1,305,964
375 Grupo Aval Ltd, 144A 4.375% 2/04/30 BB+ 280,500
1,400 JPMorgan Chase & Co 1.470% 9/22/27 AA- 1,213,689
3,050 JPMorgan Chase & Co 1.953% 2/04/32 AA- 2,368,467
1,000 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 Caa2 902,500
750 Turkiye Ihracat Kredi Bankasi AS, 144A 5.750% 7/06/26 B3 662,070
800 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 B- 693,280
Total Banks 19,841,617
Beverages - 0.8%
1,200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A (5) 3.375% 6/29/28 BB+ 925,322
1,500 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 BBB+ 1,316,532
1,200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 A- 994,200
1,125 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 963,540
1,275 Triton Water Holdings Inc, 144A 6.250% 4/01/29 CCC+ 1,016,239
Total Beverages 5,215,833

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Biotechnology - 0.1%
$ 345 Amgen Inc , (WI/DD) 5.250% 3/02/33 BBB+ $ 342,596
255 Amgen Inc , (WI/DD) 5.650% 3/02/53 BBB+ 252,901
Total Biotechnology 595,497
Capital Markets - 1.0%
90 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B2 91,108
1,000 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 871,633
1,500 Credit Suisse Group AG 3.750% 3/26/25 Baa2 1,370,265
1,750 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 BBB- 1,574,678
1,175 Goldman Sachs Group Inc/The 1.542% 9/10/27 A2 1,020,249
1,475 Morgan Stanley 1.593% 5/04/27 A1 1,302,266
665 NFP Corp, 144A 7.500% 10/01/30 B1 633,090
Total Capital Markets 6,863,289
Chemicals - 0.9%
900 Air Products and Chemicals Inc 4.800% 3/03/33 A2 896,575
1,700 Alpek SAB de CV, 144A 4.250% 9/18/29 BBB- 1,517,250
950 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 755,782
1,025 OCP SA, 144A 3.750% 6/23/31 BB+ 821,072
1,325 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 BBB 1,159,375
725 Sasol Financing USA LLC (5) 4.375% 9/18/26 BB+ 651,406
490 Tronox Inc, 144A 4.625% 3/15/29 BB- 399,350
Total Chemicals 6,200,810
Commercial Services & Supplies - 0.3%
1,670 ADT Security Corp/The, 144A 4.875% 7/15/32 BB- 1,432,205
375 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 347,850
Total Commercial Services & Supplies 1,780,055
Construction Materials - 0.3%
750 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B 732,818
1,250 UltraTech Cement Ltd, 144A 2.800% 2/16/31 Baa3 987,351
Total Construction Materials 1,720,169
Consumer Finance - 0.2%
425 OneMain Finance Corp 5.375% 11/15/29 BB 357,867
1,095 OneMain Finance Corp 3.500% 1/15/27 BB 919,654
Total Consumer Finance 1,277,521
Containers & Packaging - 0.3%
740 Amcor Finance USA Inc 3.625% 4/28/26 BBB 698,446
1,000 LABL Inc, 144A 5.875% 11/01/28 B2 866,250
715 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 719,469
Total Containers & Packaging 2,284,165
Diversified Financial Services - 0.5%
500 Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A (3)
5.100% 6/07/25 N/R 472,900
600 DAE Funding LLC, 144A 3.375% 3/20/28 Baa3 534,642
500 Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A (3)
14.267% 4/22/25 N/R 375,000
1,000 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 838,940
250 Matterhorn Re Ltd (SOFR reference rate + 5.250%
spread), 144A (3)
5.889% 3/24/25 N/R 217,450
1 Putnam RE PTE Ltd, 144A (6),(7) 10.243% 6/07/24 N/R 0
1,000 Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.090% spread), 144A (3)
3.250% 4/07/25 N/R 940,900
Total Diversified Financial Services 3,379,832

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Diversified Telecommunication Services - 0.5%
$ 750 AT&T Inc 3.500% 6/01/41 BBB+ $ 563,041
770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 719,704
2,275 Verizon Communications Inc 1.750% 1/20/31 A- 1,755,471
Total Diversified Telecommunication Services 3,038,216
Electric Utilities - 1.3%
900 AEP Transmission Co LLC 3.650% 4/01/50 A2 693,624
1,035 AES Andres BV, 144A 5.700% 5/04/28 BB- 921,228
910 Duke Energy Carolinas LLC 5.350% 1/15/53 Aa3 896,780
1,000 Duke Energy Carolinas LLC 4.950% 1/15/33 Aa3 984,610
800 Empresas Publicas de Medellin ESP, 144A 4.375% 2/15/31 Baa3 566,400
950 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 Ba2 888,250
1,175 Georgia Power Co 2.650% 9/15/29 BBB+ 997,774
875 Israel Electric Corp Ltd, 144A 3.750% 2/22/32 BBB+ 752,785
250 NPC Ukrenergo, 144A 6.875% 11/09/28 Ca 39,885
950 Public Service Co of Colorado (5) 2.700% 1/15/51 A1 617,943
1,500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A (5)
4.500% 7/14/28 Ba3 1,241,063
Total Electric Utilities 8,600,342
Electronic Equipment, Instruments & Components - 0.1%
1,150 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 978,098
Total Electronic Equipment, Instruments & Components 978,098
Energy Equipment & Services - 0.8%
550 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 522,104
1,100 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 1,067,143
2,000 EIG Pearl Holdings Sarl, 144A 3.545% 8/31/36 A1 1,672,352
1,700 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 Aa2 1,343,538
220 Transocean Inc, 144A 8.750% 2/15/30 B2 223,850
165 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B2 168,415
Total Energy Equipment & Services 4,997,402
Entertainment - 0.3%
145 Univision Communications Inc, 144A 7.375% 6/30/30 B+ 137,519
1,425 Warnermedia Holdings Inc, 144A 5.050% 3/15/42 BBB- 1,154,443
900 Warnermedia Holdings Inc, 144A 3.638% 3/15/25 BBB- 858,457
Total Entertainment 2,150,419
Equity Real Estate Investment Trusts - 1.1%
1,000 Brixmor Operating Partnership LP 2.250% 4/01/28 BBB 840,359
900 Essential Properties LP 2.950% 7/15/31 BBB 669,749
1,000 Kite Realty Group Trust 4.750% 9/15/30 BBB 895,059
900 Regency Centers LP 2.950% 9/15/29 BBB+ 757,635
500 SBA Tower Trust, 144A 1.631% 11/15/26 A2 426,853
2,200 SBA Tower Trust, 144A 1.840% 4/15/27 A2 1,868,092
240 SBA Tower Trust, 144A 2.836% 1/15/25 A2 225,415
270 SBA Tower Trust, 144A 1.884% 1/15/26 A2 239,029
1,000 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 BB+ 1,000,200
Total Equity Real Estate Investment Trusts 6,922,391
Food & Staples Retailing - 0.1%
800 CVS Health Corp 4.250% 4/01/50 BBB 639,852
Total Food & Staples Retailing 639,852

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Food Products - 0.3%
$ 1,750 BRF SA, 144A 4.875% 1/24/30 Ba2 $ 1,333,885
1,075 Ulker Biskuvi Sanayi AS, 144A 6.950% 10/30/25 B 916,954
Total Food Products 2,250,839
Gas Utilities - 0.3%
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 918,281
1,050 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 945,248
Total Gas Utilities 1,863,529
Health Care Equipment & Supplies - 0.1%
950 DH Europe Finance II Sarl 2.600% 11/15/29 A- 820,129
Total Health Care Equipment & Supplies 820,129
Health Care Providers & Services - 0.5%
1,850 HCA Inc 5.625% 9/01/28 BBB- 1,829,453
1,840 Tenet Healthcare Corp 4.375% 1/15/30 BB- 1,610,000
Total Health Care Providers & Services 3,439,453
Hotels, Restaurants & Leisure - 0.8%
990 Cinemark USA Inc, 144A (5) 5.250% 7/15/28 B 831,847
1,500 GENM Capital Labuan Ltd, 144A 3.882% 4/19/31 BBB 1,164,686
600 Life Time Inc, 144A 5.750% 1/15/26 B+ 574,830
1,000 NCL Corp Ltd, 144A 5.875% 3/15/26 B- 865,000
1,135 Sands China Ltd 3.750% 8/08/31 Baa2 896,544
1,250 Wynn Macau Ltd, 144A 5.625% 8/26/28 B+ 1,069,969
Total Hotels, Restaurants & Leisure 5,402,876
Independent Power Producers & Energy Traders - 0.5%
1,196 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 BBB- 876,394
1,500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 958,965
1,460 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 BBB+ 1,195,558
628 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 479,383
Total Independent Power Producers & Energy Traders 3,510,300
Insurance - 0.7%
900 Berkshire Hathaway Finance Corp 2.875% 3/15/32 AA 775,029
500 Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.870% spread), 144A (3)
9.616% 12/23/24 N/R 437,500
250 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate
+ 5.750% spread), 144A (3)
10.499% 3/16/25 N/R 206,875
900 Hartford Financial Services Group Inc/The 2.800% 8/19/29 BBB+ 774,966
250 Kendall Re Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.000% spread), 144A (3)
4.040% 5/02/24 N/R 230,775
550 Residential Reinsurance 2020 Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 6.180% spread), 144A (3)
6.510% 12/06/24 N/R 524,920
500 Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 2.250% spread), 144A (3)
2.250% 1/07/25 BBB+ 480,050
1,000 Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate + 3.500% spread), 144A (3)
8.267% 1/05/27 BBB+ 998,500
Total Insurance 4,428,615
Interactive Media & Services - 0.6%
1,100 Arches Buyer Inc, 144A 4.250% 6/01/28 B1 905,498
535 Baidu Inc 1.625% 2/23/27 A 463,529
725 Prosus NV, 144A 3.680% 1/21/30 BBB 603,010
2,000 Prosus NV, 144A 3.257% 1/19/27 BBB 1,778,410
200 Prosus NV, 144A 4.850% 7/06/27 BBB 187,720
Total Interactive Media & Services 3,938,167

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
IT Services - 0.8%
$ 2,075 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ $ 1,752,637
750 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 568,237
2,140 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 2,033,947
1,000 Virtusa Corp, 144A 7.125% 12/15/28 CCC+ 830,486
Total IT Services 5,185,307
Machinery - 0.2%
265 Chart Industries Inc, 144A 9.500% 1/01/31 B 276,925
800 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 744,184
Total Machinery 1,021,109
Marine - 0.2%
1,740 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 BBB 1,610,984
Total Marine 1,610,984
Media - 0.9%
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 932,335
1,175 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 BBB- 742,518
1,300 Comcast Corp 2.800% 1/15/51 A- 829,298
1,500 CSC Holdings LLC, 144A 4.125% 12/01/30 B+ 1,084,020
925 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 782,029
1,500 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 1,282,500
Total Media 5,652,700
Metals & Mining - 0.8%
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 Baa3 608,732
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 Baa3 1,431,107
750 Antofagasta PLC, 144A 5.625% 5/13/32 BBB+ 725,941
1,120 Freeport Indonesia PT, 144A 5.315% 4/14/32 Baa3 1,030,076
2,000 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 1,698,027
Total Metals & Mining 5,493,883
Multiline Retail - 0.0%
1,450 JSM Global Sarl, 144A (6) 4.750% 10/20/30 C 259,115
Total Multiline Retail 259,115
Oil, Gas & Consumable Fuels - 3.1%
800 Cosan SA, 144A 5.500% 9/20/29 BB 731,440
575 Ecopetrol SA 6.875% 4/29/30 Baa3 510,600
450 Ecopetrol SA 4.625% 11/02/31 Baa3 335,475
100 Ecopetrol SA 5.875% 5/28/45 Baa3 65,943
1,000 Ecopetrol SA (5) 5.875% 11/02/51 Baa3 642,700
900 Empresa Nacional del Petroleo, 144A 3.450% 9/16/31 A- 739,174
826 Energean Israel Finance Ltd, 144A 5.375% 3/30/28 BB- 741,871
900 Energy Transfer LP 5.000% 5/15/50 BBB- 737,496
900 Enterprise Products Operating LLC 4.450% 2/15/43 BBB+ 767,772
335 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 319,162
240 Holly Energy Partners LP / Holly Energy Finance Corp,
144A
6.375% 4/15/27 BB+ 232,733
1,175 Kinder Morgan Energy Partners LP 5.800% 3/15/35 BBB 1,147,237
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 454,595
1,500 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 1,399,005
850 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 811,680
1,010 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 840,825
500 Pertamina Persero PT, 144A 1.400% 2/09/26 Baa2 446,253
200 Petroleos del Peru SA, 144A 4.750% 6/19/32 BB+ 153,150
1,490 Petroleos Mexicanos 6.700% 2/16/32 BBB 1,184,381

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 559 Petroleos Mexicanos 7.690% 1/23/50 BBB $ 394,425
100 Petroleos Mexicanos 6.750% 9/21/47 BBB 65,021
1,175 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB+ 1,102,999
1,665 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 1,593,470
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 B1 782,792
1,000 Thaioil Treasury Center Co Ltd, 144A 2.500% 6/18/30 BBB 792,073
900 TotalEnergies Capital International SA 2.986% 6/29/41 A+ 669,904
1,780 Transcanada Trust 5.500% 9/15/79 BBB 1,569,694
975 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 923,169
Total Oil, Gas & Consumable Fuels 20,155,039
Paper & Forest Products - 0.2%
1,500 Suzano Austria GmbH 3.125% 1/15/32 BBB- 1,181,650
Total Paper & Forest Products 1,181,650
Pharmaceuticals - 0.6%
825 CVS Health Corp 1.750% 8/21/30 BBB 643,835
1,475 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 1,251,906
1,300 Takeda Pharmaceutical Co Ltd 5.000% 11/26/28 BBB+ 1,283,549
990 Teva Pharmaceutical Finance Netherlands III BV (5) 5.125% 5/09/29 Ba2 876,309
Total Pharmaceuticals 4,055,599
Road & Rail - 0.2%
700 Canadian Pacific Railway Co 3.100% 12/02/51 BBB+ 477,720
1,000 Transnet SOC Ltd, 144A (5) 8.250% 2/06/28 BB- 1,002,240
Total Road & Rail 1,479,960
Semiconductors & Semiconductor Equipment - 0.4%
1,175 Broadcom Inc, 144A 3.469% 4/15/34 BBB- 929,978
1,200 SK Hynix Inc, 144A 1.500% 1/19/26 Baa2 1,050,868
675 TSMC Arizona Corp 3.875% 4/22/27 AA- 648,149
Total Semiconductors & Semiconductor Equipment 2,628,995
Software - 0.3%
500 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 396,263
1,000 Rocket Software Inc, 144A (5) 6.500% 2/15/29 CCC 818,236
750 Salesforce Inc 2.700% 7/15/41 A+ 529,895
Total Software 1,744,394
Specialty Retail - 0.6%
750 AutoNation Inc 3.850% 3/01/32 BBB- 628,904
1,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 752,500
1,125 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B1 936,259
1,300 O'Reilly Automotive Inc 3.900% 6/01/29 Baa1 1,203,939
700 Staples Inc, 144A 7.500% 4/15/26 B 623,000
Total Specialty Retail 4,144,602
Technology Hardware, Storage & Peripherals - 0.2%
1,175 Apple Inc 2.450% 8/04/26 Aaa 1,087,674
Total Technology Hardware, Storage & Peripherals 1,087,674
Textiles - 0.1%
430 Hanesbrands Inc, 144A (5) 9.000% 2/15/31 BB- 434,795
Total Textiles 434,795

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Thrifts & Mortgage Finance - 0.2%
$ 2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 $ 1,607,629
Total Thrifts & Mortgage Finance 1,607,629
Trading Companies & Distributors - 0.6%
880 AerCap Holdings NV (5) 5.875% 10/10/79 BB+ 839,541
1,750 AerCap Ireland Capital DAC / AerCap Global Aviation
Trust
3.000% 10/29/28 BBB 1,491,197
1,825 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 1,574,063
Total Trading Companies & Distributors 3,904,801
Transportation Infrastructure - 0.1%
500 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 BBB- 325,686
Total Transportation Infrastructure 325,686
Wireless Telecommunication Services - 1.2%
1,410 AT&T Inc 3.500% 9/15/53 BBB+ 967,946
1,400 C&W Senior Financing DAC, 144A 6.875% 9/15/27 BB- 1,268,400
775 CT Trust, 144A 5.125% 2/03/32 Ba1 612,250
975 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 BBB 754,650
1,000 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 B+ 943,865
1,386 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 BB+ 1,220,059
1,375 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 Baa3 1,216,187
995 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 824,059
Total Wireless Telecommunication Services 7,807,416
Total Corporate Bonds (cost $208,182,118) 182,315,227
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 55,201,778 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 8.4%
X 55,201,778
Automobiles - 0.2%
$ 1,235 General Motors Financial Co Inc 5.700% N/A (8) BB+ $ 1,115,597
Total Automobiles 1,115,597
Banks - 3.9%
1,100 Banco de Credito del Peru S.A, 144A 3.125% 7/01/30 BBB- 996,050
1,500 Bank of America Corp (5) 6.125% N/A (8) BBB+ 1,462,200
1,500 Bank of America Corp 6.100% N/A (8) BBB+ 1,485,000
1,330 Citigroup Inc 5.950% N/A (8) BBB- 1,299,676
1,875 Citigroup Inc 1.000% 12/31/99 N/R 1,875,000
2,000 CoBank ACB 6.250% N/A (8) BBB+ 1,938,657
2,000 Goldman Sachs Group Inc/The 3.800% N/A (8) BBB- 1,716,480
1,560 Huntington Bancshares Inc/OH 5.625% N/A (8) Baa3 1,480,155
1,275 JPMorgan Chase & Co 5.000% N/A (8) BBB+ 1,238,344
2,450 JPMorgan Chase & Co 3.650% N/A (8) BBB+ 2,126,646
2,000 PNC Financial Services Group Inc/The 3.400% N/A (8) Baa2 1,652,800
1,415 Truist Financial Corp 5.100% N/A (8) Baa2 1,351,042
2,000 Truist Financial Corp 4.800% N/A (8) Baa2 1,898,845
1,230 Wells Fargo & Co 5.875% N/A (8) Baa2 1,220,160
1,300 Wells Fargo & Co 5.900% N/A (8) Baa2 1,271,959
2,900 Wells Fargo & Co 3.900% N/A (8) Baa2 2,593,687
Total Banks 25,606,701
Building Products - 0.2%
1,125 Cemex SAB de CV, 144A 5.125% N/A (8) BB- 1,021,500
Total Building Products 1,021,500

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Capital Markets - 0.7%
$ 2,500 Bank of New York Mellon Corp/The 4.700% N/A (8) Baa1 $ 2,431,250
2,050 Charles Schwab Corp/The 5.375% N/A (8) BBB 2,019,250
Total Capital Markets 4,450,500
Diversified Financial Services - 0.1%
1,000 Voya Financial Inc 6.125% N/A (8) BBB- 984,890
Total Diversified Financial Services 984,890
Electric Utilities - 0.4%
1,500 Edison International 5.000% N/A (8) BB+ 1,291,755
1,500 Southern Co/The 4.000% 1/15/51 BBB- 1,406,475
Total Electric Utilities 2,698,230
Food Products - 0.4%
2,730 Land O' Lakes Inc, 144A 8.000% N/A (8) BB 2,566,200
Total Food Products 2,566,200
Independent Power Producers & Energy Traders - 0.2%
1,304 Vistra Corp, 144A 7.000% N/A (8) Ba3 1,219,670
Total Independent Power Producers & Energy Traders 1,219,670
Insurance - 0.9%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 2,401,986
1,485 Enstar Finance LLC 5.500% 1/15/42 BBB- 1,184,286
1,000 Hanwha Life Insurance Co Ltd, 144A 3.379% 2/04/32 A- 882,112
1,500 Prudential Financial Inc 6.000% 9/01/52 BBB+ 1,446,995
Total Insurance 5,915,379
Media - 0.3%
2,185 Paramount Global 6.375% 3/30/62 Baa3 1,882,596
Total Media 1,882,596
Multi-Utilities - 0.3%
2,035 Sempra Energy 4.875% N/A (8) BBB- 1,918,239
Total Multi-Utilities 1,918,239
Oil, Gas & Consumable Fuels - 0.5%
2,235 Enbridge Inc 5.750% 7/15/80 BBB- 2,096,140
1,400 Energy Transfer LP 6.500% N/A (8) BB 1,290,405
Total Oil, Gas & Consumable Fuels 3,386,545
Trading Companies & Distributors - 0.1%
825 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 796,149
Total Trading Companies & Distributors 796,149
Wireless Telecommunication Services - 0.2%
1,000 Network i2i Ltd, 144A (5) 3.975% N/A (8) BB 880,582
800 Network i2i Ltd, 144A 5.650% N/A (8) BB 759,000
Total Wireless Telecommunication Services 1,639,582
Total $1,000 Par (or similar) Institutional Preferred (cost $59,985,841) 55,201,778
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 47,872,235 SOVEREIGN DEBT - 7.2%
X 47,872,235
Angola - 0.2%
$ 1,050 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 942,532
Total Angola 942,532

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Bermuda - 0.1%
$ 625 Bermuda Government International Bond , 144A 2.375% 8/20/30 A+ $ 519,415
Total Bermuda 519,415
Colombia - 0.1%
850 Colombia Government International Bond 5.000% 6/15/45 Baa2 556,694
Total Colombia 556,694
Costa Rica - 0.1%
905 Costa Rica Government International Bond , 144A 5.625% 4/30/43 B+ 751,150
Total Costa Rica 751,150
Cote d'Ivoire - 0.4%
1,750 Ivory Coast Government International Bond , 144A 6.125% 6/15/33 BB- 1,516,443
1,313 Ivory Coast Government International Bond , 144A 5.750% 12/31/32 BB- 1,192,857
Total Cote d'Ivoire 2,709,300
Dominican Republic - 0.2%
1,000 Dominican Republic International Bond , 144A 4.500% 1/30/30 BB 858,690
835 Dominican Republic International Bond , 144A 5.300% 1/21/41 BB 653,102
12,000 DOP Dominican Republic International Bond , 144A 9.750% 6/05/26 BB 212,399
Total Dominican Republic 1,724,191
Ecuador - 0.0%
380 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 184,870
Total Ecuador 184,870
El Salvador - 0.1%
1,475 El Salvador Government International Bond , 144A 6.375% 1/18/27 CCC+ 778,855
Total El Salvador 778,855
Ghana - 0.0%
650 Ghana Government International Bond , 144A 8.125% 3/26/32 CC 240,500
Total Ghana 240,500
Hungary - 0.1%
425 Hungary Government International Bond , 144A 5.250% 6/16/29 Baa2 414,368
Total Hungary 414,368
Indonesia - 0.1%
950 Perusahaan Penerbit SBSN Indonesia III , 144A 3.800% 6/23/50 BBB 736,895
Total Indonesia 736,895
Iraq - 0.3%
1,884 Iraq International Bond , 144A 5.800% 1/15/28 N/R 1,728,846
Total Iraq 1,728,846
Jamaica - 0.1%
805 Jamaica Government International Bond 6.750% 4/28/28 B+ 840,708
Total Jamaica 840,708
Jordan - 0.2%
1,300 Jordan Government International Bond , 144A 5.850% 7/07/30 BB- 1,171,560
Total Jordan 1,171,560
Kazakhstan - 0.1%
400 Kazakhstan Government International Bond , 144A 6.500% 7/21/45 Baa2 423,520
Total Kazakhstan 423,520
Kenya - 0.3%
400 Republic of Kenya Government International Bond , 144A 7.000% 5/22/27 B 358,752
1,445 Republic of Kenya Government International Bond , 144A 6.300% 1/23/34 B 1,091,900
Total Kenya 1,450,652

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Mexico - 0.5%
$ 275 Mexico Government International Bond 5.400% 2/09/28 BBB $ 275,953
1,000 Mexico Government International Bond 4.750% 4/27/32 BBB 932,222
1,640 Mexico Government International Bond 4.750% 3/08/44 BBB 1,357,858
1,950 Mexico Government International Bond 4.280% 8/14/41 BBB 1,553,280
Total Mexico 4,119,313
Mongolia - 0.1%
795 Mongolia Government International Bond , 144A (5) 4.450% 7/07/31 B 636,037
Total Mongolia 636,037
Morocco - 0.2%
850 Morocco Government International Bond , 144A 5.500% 12/11/42 BB+ 697,000
920 Morocco Government International Bond , 144A 3.000% 12/15/32 BB+ 699,310
Total Morocco 1,396,310
Nigeria - 0.1%
415 Nigeria Government International Bond , 144A 7.875% 2/16/32 B- 318,513
325 Nigeria Government International Bond , 144A 8.375% 3/24/29 B- 273,000
Total Nigeria 591,513
Oman - 0.1%
850 Oman Government International Bond , 144A 6.000% 8/01/29 BB 850,379
250 Oman Government International Bond , 144A 6.750% 10/28/27 BB 259,528
Total Oman 1,109,907
Pakistan - 0.0%
275 Pakistan Global Sukuk Programme Co Ltd/The , 144A 7.950% 1/31/29 Caa3 159,500
Total Pakistan 159,500
Panama - 0.2%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 BBB 1,122,000
Total Panama 1,122,000
Peru - 0.1%
925 Peruvian Government International Bond 2.783% 1/23/31 Baa1 761,192
Total Peru 761,192
Philippines - 0.3%
495 Philippine Government International Bond 4.200% 3/29/47 BBB+ 415,077
600 Philippine Government International Bond 5.000% 7/17/33 BBB+ 594,881
550 Philippine Government International Bond 6.375% 10/23/34 BBB+ 599,589
Total Philippines 1,609,547
Poland - 0.1%
1,000 Republic of Poland Government International Bond 3.250% 4/06/26 A2 948,280
Total Poland 948,280
Qatar - 0.1%
850 Qatar Government International Bond , 144A 4.817% 3/14/49 AA 807,500
Total Qatar 807,500
Republic of Serbia - 0.1%
375 Serbia International Bond , 144A (5) 6.500% 9/26/33 BB+ 364,313
Total Republic of Serbia 364,313
Rwanda - 0.2%
1,375 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 1,035,513
Total Rwanda 1,035,513
Saudi Arabia - 0.2%
1,890 Saudi Government International Bond , 144A 3.750% 1/21/55 A1 1,420,860
Total Saudi Arabia 1,420,860

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
South Africa - 0.3%
$ 2,450 Republic of South Africa Government International Bond
(5)
5.375% 7/24/44 Ba2 $ 1,807,659
Total South Africa 1,807,659
Ukraine - 0.0%
225 Ukraine Government International Bond , 144A 7.750% 9/01/29 CCC+ 41,548
Total Ukraine 41,548
United States - 2.2%
10,000 United States Treasury Note/Bond 4.000% 2/29/28 Aaa 9,925,781
2,000 United States Treasury Note/Bond 3.875% 2/15/43 Aaa 1,940,312
3,000 United States Treasury Note/Bond 3.500% 2/15/33 Aaa 2,901,094
Total United States 14,767,187
Total Sovereign Debt (cost $55,804,695) 47,872,235
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
X 21,059,657 VARIABLE RATE SENIOR LOAN INTERESTS - 3.2% (9)
X 21,059,657
Airlines - 0.3%
$ 315 Mileage Plus Holdings LLC,
Term Loan B
9.996% 3-Month LIBOR 5.250% 6/20/27 Baa3 $ 328,526
166 SkyMiles IP Ltd., Term Loan B 8.558% 3-Month LIBOR 3.750% 10/20/27 Baa1 172,371
1,474 United Airlines, Inc., Term
Loan B
8.568% 3-Month LIBOR 3.750% 4/21/28 Ba1 1,475,047
Total Airlines 1,975,944
Beverages - 0.1%
395 City Brewing Company, LLC,
Term Loan
8.330% 3-Month LIBOR 3.500% 4/05/28 CCC 195,359
437 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 435,545
Total Beverages 630,904
Building Products - 0.1%
495 Chamberlain Group Inc, Term
Loan B
7.885% 1-Month LIBOR 3.250% 10/22/28 B 477,311
422 Cornerstone Building Brands,
Inc., Term Loan B
7.838% 1-Month LIBOR 3.250% 4/12/28 B 392,478
Total Building Products 869,789
Chemicals - 0.2%
450 Ineos US Finance LLC, Term
Loan, (WI/DD)
TBD TBD TBD TBD BB 447,257
976 Messer Industries GmbH,
Term Loan
7.230% 3-Month LIBOR 2.500% 3/01/26 BB- 974,420
69 W.R. Grace & Co.-Conn., Term
Loan B
8.500% 3-Month LIBOR 3.750% 9/22/28 BB+ 69,089
Total Chemicals 1,490,766
Commercial Services & Supplies - 0.1%
245 GFL Environmental Inc., Term
Loan
7.561% TSFR1M 3.000% 5/30/25 BB- 245,698
439 Prime Security Services
Borrower, LLC, Term Loan
7.517% 3-Month LIBOR 2.750% 9/23/26 BB- 438,711
Total Commercial Services & Supplies 684,409

Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
Containers & Packaging - 0.1%
$ 491 Plaze, Inc., Term Loan B 9.067% 1-Month LIBOR
+ Prime
3.000% 8/03/26 B $ 462,899
223 Reynolds Group Holdings
Inc. , Term Loan B2
7.885% 1-Month LIBOR 3.250% 2/05/26 B+ 222,938
Total Containers & Packaging 685,837
Diversified Telecommunication Services - 0.0%
171 Cablevision Lightpath LLC,
Term Loan B
7.838% 1-Month LIBOR 3.250% 12/01/27 B1 170,207
156 Zayo Group Holdings, Inc.,
Term Loan
7.635% 1-Month LIBOR 3.000% 3/09/27 B2 130,052
Total Diversified Telecommunication Services 300,259
Electronic Equipment, Instruments & Components - 0.1%
394 Ingram Micro Inc., Term Loan
B
8.230% 3-Month LIBOR 3.500% 7/02/28 BB+ 393,015
Total Electronic Equipment, Instruments & Components 393,015
Health Care Equipment & Supplies - 0.4%
1,990 Bausch & Lomb, Inc., Term
Loan
7.842% SOFR90A 3.250% 5/05/27 BB- 1,950,916
594 Medline Borrower, LP, Term
Loan B
7.885% 1-Month LIBOR 3.250% 10/21/28 BB- 573,669
Total Health Care Equipment & Supplies 2,524,585
Health Care Providers & Services - 0.5%
993 Parexel International
Corporation, Term Loan, First
Lien
7.867% 1-Month LIBOR 3.250% 11/15/28 B1 973,394
565 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.575% 3-Month LIBOR 3.750% 11/16/25 B1 541,812
1,482 Select Medical Corporation,
Term Loan B
7.140% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,478,291
Total Health Care Providers & Services 2,993,497
Hotels, Restaurants & Leisure - 0.1%
491 IRB Holding Corp, Term Loan
B
7.687% SOFR90A 3.000% 12/15/27 B+ 485,505
Total Hotels, Restaurants & Leisure 485,505
Household Durables - 0.1%
443 Weber-Stephen Products
LLC, Term Loan B
7.885% 1-Month LIBOR 3.250% 10/30/27 CCC+ 388,686
Total Household Durables 388,686
Internet & Direct Marketing Retail - 0.1%
467 CNT Holdings I Corp, Term
Loan
8.125% TSFR3M 3.500% 11/08/27 B 459,104
Total Internet & Direct Marketing Retail 459,104
Machinery - 0.1%
661 Filtration Group Corporation,
Term Loan, First Lien
7.635% 1-Month LIBOR 3.000% 3/28/25 B 659,853
Total Machinery 659,853

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
Media - 0.1%
$ 932 DirecTV Financing, LLC, Term
Loan
9.635% 1-Month LIBOR 5.000% 8/02/27 BBB- $ 908,844
Total Media 908,844
Pharmaceuticals - 0.4%
976 Jazz Financing Lux S.a.r.l.,
Term Loan
8.135% 1-Month LIBOR 3.500% 5/05/28 BB+ 975,268
1,398 Organon & Co, Term Loan 7.750% 3-Month LIBOR 3.000% 6/02/28 BB 1,387,548
Total Pharmaceuticals 2,362,816
Semiconductors & Semiconductor Equipment - 0.1%
772 Ultra Clean Holdings, Inc,
Term Loan B
8.385% 1-Month LIBOR 3.750% 8/27/25 B1 773,602
Total Semiconductors & Semiconductor Equipment 773,602
Software - 0.1%
282 Camelot U.S. Acquisition LLC,
Term Loan B
7.635% 1-Month LIBOR 3.000% 10/31/26 B1 281,435
491 IGT Holding IV AB, Term Loan
B2
8.380% 3-Month LIBOR 3.650% 3/29/28 B 486,748
123 Ultimate Software Group Inc
(The), Term Loan
8.032% 3-Month LIBOR 3.250% 5/03/26 B1 120,294
Total Software 888,477
Specialty Retail - 0.2%
523 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 517,930
83 LS Group OpCo Acquistion
LLC, Term Loan, (WI/DD)
TBD TBD TBD TBD N/R 82,170
985 PetSmart, Inc., Term Loan B 8.468% TSFR1M 3.750% 2/12/28 BB 983,665
Total Specialty Retail 1,583,765
Total Variable Rate Senior Loan Interests (cost $21,412,300) 21,059,657
Principal
Amount (000) Description (1) ,(11) Coupon Maturity Ratings (2) Value
X 19,061,412 CONTINGENT CAPITAL SECURITIES - 2.9%
X 19,061,412
Banks - 2.7%
$ 1,650 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (8) Ba2 $ 1,567,500
1,480 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (8) Ba2 1,421,022
1,460 Banco Santander SA 4.750% N/A (8) Ba1 1,240,416
1,375 Bancolombia SA 4.625% 12/18/29 Ba3 1,238,188
1,250 Bangkok Bank PCL/Hong Kong, 144A 5.000% N/A (8) Ba1 1,181,832
1,000 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB 855,066
1,840 Barclays PLC 8.000% N/A (8) BBB- 1,803,568
1,500 BNP Paribas SA, 144A 9.250% N/A (8) BBB 1,601,250
1,500 Lloyds Banking Group PLC 7.500% N/A (8) Baa3 1,483,286
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (8) BB+ 1,835,368
1,700 Mizrahi Tefahot Bank Ltd, 144A , Reg S 3.077% 4/07/31 BBB 1,480,129
2,000 NatWest Group PLC 8.000% N/A (8) BBB- 1,989,700
Total Banks 17,697,325
Capital Markets - 0.2%
1,505 Deutsche Bank AG 6.000% N/A (8) Ba2 1,364,087
Total Capital Markets 1,364,087
Total Contingent Capital Securities (cost $20,749,754) 19,061,412

Investments in Derivatives
Shares Description (1) Coupon Ratings (2) Value
X 2,701,936 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.4%
X 2,701,936
Capital Markets - 0.1%
28,850 Morgan Stanley 6.500% BBB $ 737,406
Total Capital Markets 737,406
Diversified Financial Services - 0.2%
14,600 AgriBank FCB 6.875% BBB+ 1,474,600
Total Diversified Financial Services 1,474,600
Insurance - 0.1%
20,795 Enstar Group Ltd 7.000% BBB- 489,930
Total Insurance 489,930
Total $25 Par (or similar) Retail Preferred (cost $2,701,125) 2,701,936
Total Long-Term Investments (cost $705,409,611) 636,161,043
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.6%
10,719,249 MONEY MARKET FUNDS - 1.6%
X 10,719,249
10,719,249 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
4.600%(13) $ 10,719,249
Total Investments Purchased with Collateral from Securities Lending (cost $10,719,249) 10,719,249
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.2%
20,969,919 REPURCHASE AGREEMENTS - 3.2%
20,969,919
$ 20,970 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 2/28/23, repurchase price
$20,970,712 collateralized $25,705,500, U.S. Treasury
Bond, 3.000%, due 2/15/48, value $21,389,376
1.360% 3/01/23 $ 20,969,919
Total Short-Term Investments (cost $20,969,919) 20,969,919
Total Investments (cost $ 737,098,779 ) - 101 .4% 667,850,211
Other Assets & Liabilities, Net -   (1.4)%(14) (9,540,673)
Net Assets - 100% $ 658,309,538
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection
(15)
Current
Credit
Spread (16)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.37 Buy 76 .62% $ 6,500,000 1 .000 % Quarterly 12/20/27 $ (159,093) $ (249,561) $ 90,468
Total
$ 6,500,000 $ (159,093)
$(249,561) $ 90,468
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond 400 6/23 $ 54,434,215 $ 54,025,000 $ (409,215)
U.S. Treasury Long Bond 375 6/23 47,208,370 46,957,031 (251,339)
Total $101,642,585 $100,982,031 $(660,554)

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (325) 6/23 $ (34,890,624) $ (34,792,774) $ 97,850
U.S. Treasury 2-Year Note (225) 6/23 (45,940,321) (45,838,476) 101,845
U.S. Treasury 10-Year Note (25) 6/23 (2,792,917) (2,791,406) 1,511
Total $(83,623,862) $(83,422,656) $201,206
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Principal Amount (000) rounds to less than $1,000.
(5) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,362,589.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Perpetual security. Maturity date is not applicable.
(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
(14) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(15) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(16) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DOP Dominican Peso
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate

TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Statement of Assets and Liabilities
February 28, 2023
(Unaudited)
See Notes to Financial Statements

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
Assets
Long-term investments, at value
†‡
$ 81,376,851 $ 1,281,014,370 $ 1,998,241,391 $ 474,430,659 $ 5,258,921,211 $ 636,161,043
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 4,600,887 42,551,356 9,897,813 15,346,961 117,883,151 10,719,249
Short-term investments, at value
◊
– 32,631,972 1,721,278 18,115,055 27,440,640 20,969,919
Cash – – 4,869,451 – 7,179,034 20,343
Cash denominated in foreign currencies
^
15 – – – – –
Cash collateral at brokers for investments in futures
contracts
(1)
– – – – 3,802,441 4,060,662
Cash collateral at brokers for investments in
swaps
(1)
– – – – – 371,700
Unrealized appreciation on credit default swaps – – – – – 90,468
Receivable for dividends 6,944 1,185,199 – – 7,446,005 51,711
Receivable for interest 1,039,343 16,225,148 20,091,913 6,889,616 76,795,074 5,557,930
Receivable for investments sold 1,578,224 58,772 83,835,082 1,772,698 31,174,000 1,519,806
Receivable for reclaims – 105,166 – – – 252
Receivable for reimbursement from Adviser – 16,287 – – – –
Receivable for shares sold 442,709 1,213,000 3,428,054 774,918 13,399,461 1,788,253
Receivable for variation margin on futures contracts – – – – 91,406 7,812
Other assets 72,191 116,014 114,440 251,410 441,181 109,901
Total assets 89,117,164 1,375,117,284 2,122,199,422 517,581,317 5,544,573,604 681,429,049
Liabilities
Cash overdraft 87,271 – – 5 – –
Cash overdraft denominated in foreign currencies – – – 1,030 – –
Credit default swaps premiums received – – – – – 249,561
Payable for collateral from securities lending 4,600,887 42,551,356 9,897,813 15,346,961 117,883,151 10,719,249
Payable for dividends 26,242 140,042 1,445,329 83,625 2,837,109 412,216
Payable for interest 2,059 – 20,508 – 9,622 207
Payable for investments purchased - regular
settlement 284,123 – 2,971,930 42,987 32,747,931 2,773,443
Payable for investments purchased - when-issued/
delayed-delivery settlement 2,177,131 – 91,938,742 18,184,080 – 7,008,097
Payable for shares redeemed 420,342 3,565,066 10,620,429 504,414 17,633,793 1,165,419
Payable for unfunded senior loans – – 1,462,052 – – –
Payable for variation margin on futures contracts – – – – – 73,828
Accrued expenses:
Custodian fees 61,120 149,403 194,245 99,111 389,080 171,803
Management fees 23,991 630,537 898,195 186,460 2,679,860 212,560
Director/Trustees fees 41,073 62,573 116,301 57,131 289,495 72,145
Professional fees 18,990 43,313 52,837 32,746 102,664 32,274
Shareholder reporting expenses 17,038 64,464 64,747 41,247 180,662 61,172
Shareholder servicing agent fees 25,562 288,222 426,581 280,880 883,985 128,212
12b-1 distribution and service fees 15,645 180,457 86,817 21,754 234,983 31,258
Other 3,847 2,125 21,689 8,036 35,840 8,067
Total liabilities 7,805,321 47,677,558 120,218,215 34,890,467 175,908,175 23,119,511
Net assets $ 81,311,843 $ 1,327,439,726 $ 2,001,981,207 $ 482,690,850 $ 5,368,665,429 $ 658,309,538
†
Long-term investments, cost $ 87,560,633 $ 1,390,537,661 $ 2,065,154,425 $ 496,279,836 $ 5,544,576,408 $ 705,409,611
◊
Short-term investments, cost $ — $ 32,631,972 $ 1,721,278 $ 18,115,055 $ 27,440,640 $ 20,969,919
‡ Includes securities loaned of $ 4,424,801 $ 41,169,461 $ 9,578,890 $ 14,787,121 $ 113,398,115 $ 10,362,589
^
Cash denominated in foreign currencies, cost $ 14 $ — $ — $ 1,025 $ — $ —

Statement of Assets and Liabilities
(Unaudited) (continued)
See Notes to Financial Statements

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
Class A Shares
Net Assets $ 48,984,255 $ 212,917,366 $ 235,362,656 $ 49,426,233 $ 508,605,316 $ 104,951,284
Shares outstanding 7,787,590 11,608,916 13,056,057 2,913,917 32,815,134 10,904,504
NAV and offering price per share $ 6.29 $ 18.34 $ 18.03 $ 16.96 $ 15.50 $ 9.62
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 6.60 $ 19.25 $ 18.59 $ 17.81 $ 16.27 $ 10.05
Class C Shares
Net Assets $ 7,763,574 $ 176,660,401 $ 52,063,240 $ 15,608,851 $ 174,498,265 $ 13,956,318
Shares outstanding 1,236,018 9,650,365 2,888,058 920,945 11,250,319 1,457,569
NAV and offering price per share $ 6.28 $ 18.31 $ 18.03 $ 16.95 $ 15.51 $ 9.58
Class R6 Shares
Net Assets $ — $ 15,072,389 $ 276,620,383 $ 14,543,068 $ 1,156,210,371 $ 238,503,883
Shares outstanding — 815,972 15,267,228 852,132 74,373,673 24,694,040
NAV and offering price per share $ — $ 18.47 $ 18.12 $ 17.07 $ 15.55 $ 9.66
Class I Shares
Net Assets $ 24,564,014 $ 922,789,570 $ 1,437,934,928 $ 403,112,698 $ 3,529,351,477 $ 300,898,053
Shares outstanding 3,896,186 50,251,400 79,665,968 23,736,920 227,510,697 31,266,444
NAV and offering price per share $ 6.30 $ 18.36 $ 18.05 $ 16.98 $ 15.51 $ 9.62
Fund level net assets consist of:
Paid-in capital $ 226,083,108 $ 1,636,543,294 $ 2,317,021,777 $ 720,921,253 $ 5,939,179,141 $ 797,816,099
Total distributable earnings (loss) (144,771,265) (309,103,568) (315,040,570) (238,230,403) (570,513,712) (139,506,561)
Fund level net assets $ 81,311,843 $ 1,327,439,726 $ 2,001,981,207 $ 482,690,850 $ 5,368,665,429 $ 658,309,538
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
Six Months Ended February 28, 2023
(Unaudited)
See Notes to Financial Statements

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income
Investment Income
Dividends $ 76,947 $ 8,119,067 $ 1,082,344 $ 241,257 $ 31,983,695
Interest 3,437,655 29,155,003 82,727,907 16,709,648 124,700,838
Securities lending income, net 24,742 60,285 78,817 62,142 310,282
Other income — 50,326 — — —
Total Investment Income 3,539,344 37,384,681 83,889,068 17,013,047 156,994,815
Expenses
– – – – –
Management fees 256,828 4,609,120 6,068,330 1,422,197 16,249,985
12b-1 service fees - Class A Shares 62,120 272,013 297,081 62,028 633,314
12b-1 distribution and service fees - Class C Shares 41,138 939,300 268,372 80,589 873,887
Shareholder servicing agent fees 37,105 421,489 665,401 351,231 1,498,285
Interest expense 7,793 2,904 311,798 11,876 49,052
Director/Trustees fees 1,976 30,568 48,750 10,816 114,911
Custodian expenses 35,325 79,837 168,665 53,004 229,337
Federal and state registration fees 32,386 61,445 137,968 68,001 143,020
Professional fees 26,540 21,035 65,288 16,757 146,190
Shareholder reporting expenses 17,417 45,191 45,491 23,143 139,659
Other 3,561 7,870 15,097 6,900 17,508
Total expenses before fee waiver/expense reimbursement 522,189 6,490,772 8,092,241 2,106,542 20,095,148
Fee waiver/expense reimbursement (93,502) (450,628) — (182,357) —
Net expenses 428,687 6,040,144 8,092,241 1,924,185 20,095,148
Net investment income (loss) 3,110,657 31,344,537 75,796,827 15,088,862 136,899,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (4,630,537) (40,342,449) (31,704,954) (35,039,305) (20,251,009)
Net realized gain (loss) from futures contracts — — — — 1,655,118
Net realized gain (loss) from swaps (23,932) — — — —
Net realized gain (loss) (4,654,469) (40,342,449) (31,704,954) (35,039,305) (18,595,891)
Change in net unrealized appreciation (depreciation) of
investments 2,771,376 14,617,797 22,386,599 29,978,808 30,151,920
Change in net unrealized appreciation (depreciation) of futures contracts — — — — (127,181)
Change in net unrealized appreciation (depreciation) of swaps 79,080 — — — —
Change in net unrealized appreciation (depreciation) 2,850,456 14,617,797 22,386,599 29,978,808 30,024,739
Net realized and unrealized gain (loss) (1,804,013) (25,724,652) (9,318,355) (5,060,497) 11,428,848
Net increase (decrease) in net assets from operations $ 1,306,644 $ 5,619,885 $ 66,478,472 $ 10,028,365 $ 148,328,515

Statement of Operations
(Unaudited) (continued)
See Notes to Financial Statements

Strategic Income
Investment Income
Dividends $ 145,366
Interest 18,325,454
Securities lending income, net 68,027
Total Investment Income 18,538,847
Expenses
–
Management fees 1,742,186
12b-1 service fees - Class A Shares 128,610
12b-1 distribution and service fees - Class C Shares 76,115
Shareholder servicing agent fees 204,639
Director/Trustees fees 14,827
Custodian expenses 130,793
Federal and state registration fees 47,311
Professional fees 64,463
Shareholder reporting expenses 54,702
Other 4,441
Total expenses before fee waiver/expense reimbursement 2,468,087
Fee waiver/expense reimbursement (468,453)
Net expenses 1,999,634
Net investment income (loss) 16,539,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency (18,979,183)
Net realized gain (loss) from futures contracts 189,935
Net realized gain (loss) from swaps 40,283
Net realized gain (loss) (18,748,965)
Change in net unrealized appreciation (depreciation) of investments and foreign currency 7,982,717
Change in net unrealized appreciation (depreciation) of futures contracts (1,360,407)
Change in net unrealized appreciation (depreciation) of swaps 90,468
Change in net unrealized appreciation (depreciation) 6,712,778
Net realized and unrealized gain (loss) (12,036,187)
Net increase (decrease) in net assets from operations $ 4,503,026

Statement of Changes in Net Assets
See Notes to Financial Statements

Credit Income
Unaudited
Six Months Ended
2/28/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Operations
Net investment income (loss) $ 3,110,657 $ 959,343 $ 5,953,454
Net realized gain (loss) (4,654,469) (1,003,130) (4,695,087)
Change in net unrealized appreciation (depreciation) 2,850,456 2,388,758 (14,563,484)
Net increase (decrease) in net assets from operations 1,306,644 2,344,971 (13,305,117)
Distributions to Shareholders
Dividends:
Class A Shares (1,494,811) (411,848) (2,925,697)
Class C Shares (217,490) (58,807) (478,065)
Class I Shares (851,376) (351,885) (2,603,591)
Return of capital:
Class A Shares — (51,865) —
Class C Shares — (8,920) —
Class I Shares — (41,134) —
Decrease in net assets from distributions to shareholders (2,563,677) (924,459) (6,007,353)
Fund Share Transactions
Common shares:
Proceeds from sale of shares 12,211,270 36,718,906 74,478,583
Proceeds from shares issued to shareholders due to reinvestment of distributions 2,365,380 880,503 5,693,978
14,576,650 37,599,409 80,172,561
Cost of shares redeemed (53,547,977) (3,138,025) (162,306,703)
Net increase (decrease) in net assets from Fund share transactions (38,971,327) 34,461,384 (82,134,142)
Net increase (decrease) in net assets (40,228,360) 35,881,896 (101,446,612)
Net assets at the beginning of period 121,540,203 85,658,307 187,104,919
Net assets at the end of period $ 81,311,843 $ 121,540,203 $ 85,658,307

See Notes to Financial Statements

Flexible Income
Unaudited
Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 31,344,537 $ 62,071,452 $ 65,072,855
Net realized gain (loss) (40,342,449) (22,798,159) 13,410,158
Change in net unrealized appreciation (depreciation) 14,617,797 (249,507,043) 64,776,783
Net increase (decrease) in net assets from operations 5,619,885 (210,233,750) 143,259,796
Distributions to Shareholders
Dividends:
Class A Shares (8,314,663) (11,797,013) (12,116,702)
Class C Shares (6,440,545) (8,946,228) (9,533,349)
Class R6 Shares (572,534) (742,040) (460,978)
Class I Shares (37,070,143) (55,624,570) (52,878,328)
Decrease in net assets from distributions to shareholders (52,397,885) (77,109,851) (74,989,357)
Fund Share Transactions
Common shares:
Proceeds from sale of shares 121,198,910 384,514,694 583,992,891
Proceeds from shares issued to shareholders due to reinvestment of distributions 51,250,442 75,334,744 73,767,550
172,449,352 459,849,438 657,760,441
Cost of shares redeemed (292,932,130) (551,362,571) (446,475,445)
Net increase (decrease) in net assets from Fund share transactions (120,482,778) (91,513,133) 211,284,996
Net increase (decrease) in net assets (167,260,778) (378,856,734) 279,555,435
Net assets at the beginning of period 1,494,700,504 1,873,557,238 1,594,001,803
Net assets at the end of period $ 1,327,439,726 $ 1,494,700,504 $ 1,873,557,238

See Notes to Financial Statements

Floating Rate Income
Unaudited
Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 75,796,827 $ 69,005,555 $ 32,669,283
Net realized gain (loss) (31,704,954) (16,720,970) (8,740,231)
Change in net unrealized appreciation (depreciation) 22,386,599 (94,351,288) 62,295,861
Net increase (decrease) in net assets from operations 66,478,472 (42,066,703) 86,224,913
Distributions to Shareholders
Dividends:
Class A Shares (8,485,635) (7,138,690) (3,923,887)
Class C Shares (1,719,973) (1,309,874) (1,099,742)
Class R6 Shares (9,586,402) (7,141,660) (3,286,851)
Class I Shares (58,742,408) (54,925,152) (26,580,531)
Decrease in net assets from distributions to shareholders (78,534,418) (70,515,376) (34,891,011)
Fund Share Transactions
Common shares:
Proceeds from sale of shares 681,881,652 2,635,293,845 648,316,331
Proceeds from shares issued to shareholders due to reinvestment of distributions 69,823,924 62,585,772 31,264,656
751,705,576 2,697,879,617 679,580,987
Cost of shares redeemed (1,061,965,085) (1,329,659,883) (377,359,108)
Net increase (decrease) in net assets from Fund share transactions (310,259,509) 1,368,219,734 302,221,879
Net increase (decrease) in net assets (322,315,455) 1,255,637,655 353,555,781
Net assets at the beginning of period 2,324,296,662 1,068,659,007 715,103,226
Net assets at the end of period $ 2,001,981,207 $ 2,324,296,662 $ 1,068,659,007

See Notes to Financial Statements

High Yield Income
Unaudited
Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 15,088,862 $ 25,315,836 $ 27,444,946
Net realized gain (loss) (35,039,305) (30,363,069) 14,738,521
Change in net unrealized appreciation (depreciation) 29,978,808 (58,618,202) 26,995,711
Net increase (decrease) in net assets from operations 10,028,365 (63,665,435) 69,179,178
Distributions to Shareholders
Dividends:
Class A Shares (1,431,035) (2,268,525) (2,442,754)
Class C Shares (403,914) (817,974) (1,478,044)
Class R6 Shares (411,319) (347,690) (382,235)
Class I Shares (12,029,210) (21,870,651) (27,432,689)
Decrease in net assets from distributions to shareholders (14,275,478) (25,304,840) (31,735,722)
Fund Share Transactions
Common shares:
Proceeds from sale of shares 66,433,717 319,175,710 297,420,498
Proceeds from shares issued to shareholders due to reinvestment of distributions 13,796,012 24,364,224 30,297,730
80,229,729 343,539,934 327,718,228
Cost of shares redeemed (128,708,753) (390,244,003) (204,424,085)
Net increase (decrease) in net assets from Fund share transactions (48,479,024) (46,704,069) 123,294,143
Net increase (decrease) in net assets (52,726,137) (135,674,344) 160,737,599
Net assets at the beginning of period 535,416,987 671,091,331 510,353,732
Net assets at the end of period $ 482,690,850 $ 535,416,987 $ 671,091,331

See Notes to Financial Statements

Preferred Securities and Income
Unaudited
Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 136,899,667 $ 221,194,609 $ 214,372,042
Net realized gain (loss) (18,595,891) (27,446,227) 18,018,153
Change in net unrealized appreciation (depreciation) 30,024,739 (696,519,836) 273,778,659
Net increase (decrease) in net assets from operations 148,328,515 (502,771,454) 506,168,854
Distributions to Shareholders
Dividends:
Class A Shares (13,989,776) (25,258,186) (24,863,918)
Class C Shares (4,192,703) (7,777,840) (9,343,513)
Class R3 Shares
(1)
— — (123,631)
Class R6 Shares (30,617,350) (45,822,169) (33,907,594)
Class I Shares (95,376,406) (166,609,787) (164,197,788)
Return of capital:
Class A Shares — (864,230) —
Class C Shares — (317,696) —
Class R3 Shares — — —
Class R6 Shares — (1,475,493) —
Class I Shares — (5,423,300) —
Decrease in net assets from distributions to shareholders (144,176,235) (253,548,701) (232,436,444)
Fund Share Transactions
Common shares:
Proceeds from sale of shares 1,527,741,308 2,467,230,498 2,511,404,036
Proceeds from shares issued to shareholders due to reinvestment of distributions 128,167,302 223,486,739 202,562,578
1,655,908,610 2,690,717,237 2,713,966,614
Cost of shares redeemed (1,417,718,455) (2,424,701,187) (1,314,089,393)
Net increase (decrease) in net assets from Fund share transactions 238,190,155 266,016,050 1,399,877,221
Net increase (decrease) in net assets 242,342,435 (490,304,105) 1,673,609,631
Net assets at the beginning of period 5,126,322,994 5,616,627,099 3,943,017,468
Net assets at the end of period $ 5,368,665,429 $ 5,126,322,994 $ 5,616,627,099

See Notes to Financial Statements

Strategic Income
Unaudited
Six Months Ended
2/28/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Operations
Net investment income (loss) $ 16,539,213 $ 5,020,408 $ 27,531,160
Net realized gain (loss) (18,748,965) (5,665,269) (8,053,495)
Change in net unrealized appreciation (depreciation) 6,712,778 14,532,451 (112,557,293)
Net increase (decrease) in net assets from operations 4,503,026 13,887,590 (93,079,628)
Distributions to Shareholders
Dividends:
Class A Shares (2,465,734) (719,094) (3,806,231)
Class C Shares (306,967) (108,128) (613,221)
Class R6 Shares (5,960,162) (1,806,717) (8,731,621)
Class I Shares (7,565,153) (2,530,818) (13,540,313)
Decrease in net assets from distributions to shareholders (16,298,016) (5,164,757) (26,691,386)
Fund Share Transactions
Common shares:
Proceeds from sale of shares 104,039,672 45,375,187 365,153,490
Proceeds from shares issued to shareholders due to reinvestment of distributions 13,634,075 4,245,251 21,214,611
117,673,747 49,620,438 386,368,101
Cost of shares redeemed (141,161,392) (56,355,925) (238,194,913)
Net increase (decrease) in net assets from Fund share transactions (23,487,645) (6,735,487) 148,173,188
Net increase (decrease) in net assets (35,282,635) 1,987,346 28,402,174
Net assets at the beginning of period 693,592,173 691,604,827 663,202,653
Net assets at the end of period $ 658,309,538 $ 693,592,173 $ 691,604,827
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Credit Income
Class
A
8/31/23(e) $ 6.36 $ 0.23 $ (0.11) $ 0.12 $ (0.19) $ — $ — $ (0.19) $ 6.29
8/31/22(g) 6.22 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.36
6/30/22 7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
6/30/21 6.69 0.34 0.71 1.05 (0.32) — — (0.32) 7.42
6/30/20 7.44 0.38 (0.75) (0.37) (0.35) — (0.03) (0.38) 6.69
6/30/19 7.51 0.46 (0.04) 0.42 (0.49) — — (0.49) 7.44
6/30/18 7.80 0.52 (0.28) 0.24 (0.53) — — (0.53) 7.51
Class
C
8/31/23(e) 6.35 0.20 (0.11) 0.09 (0.16) — — (0.16) 6.28
8/31/22(g) 6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
6/30/22 7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
6/30/21 6.69 0.29 0.70 0.99 (0.27) — — (0.27) 7.41
6/30/20 7.43 0.33 (0.74) (0.41) (0.30) — (0.03) (0.33) 6.69
6/30/19 7.50 0.40 (0.04) 0.36 (0.43) — — (0.43) 7.43
6/30/18 7.79 0.46 (0.28) 0.18 (0.47) — — (0.47) 7.50
Class
I
8/31/23(e) 6.37 0.23 (0.10) 0.13 (0.20) — — (0.20) 6.30
8/31/22(g) 6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
6/30/22 7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
6/30/21 6.71 0.36 0.72 1.08 (0.34) — — (0.34) 7.45
6/30/20 7.47 0.40 (0.76) (0.36) (0.37) — (0.03) (0.40) 6.71
6/30/19 7.54 0.48 (0.04) 0.44 (0.51) — — (0.51) 7.47
6/30/18 7.82 0.54 (0.27) 0.27 (0.55) — — (0.55) 7.54
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Notes to Financial
Statements for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended February 28, 2023.
(f)
Annualized.
(g)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
1.90% $ 48,984 1.23% (f) 1.01% (f) 7.33% (f) 51%
3.16 51,908 1.50 (f) 1.03 (f) 5.53 (f) 6
(12.23) 51,332 1.15 1.00 4.51 120
16.01 77,953 1.12 1.00 4.75 196
(5.15) 82,545 1.12 1.00 5.31 80
5.86 151,673 1.01 1.00 6.19 113
3.16 126,376 1.04 1.00 6.70 126
1.54 7,764 1.98 (f) 1.76 (f) 6.57 (f) 51
3.02 8,926 2.25 (f) 1.78 (f) 4.77 (f) 6
(12.92) 8,887 1.90 1.75 3.70 120
15.03 15,101 1.87 1.75 4.02 196
(5.75) 22,612 1.87 1.75 4.58 80
5.04 35,655 1.77 1.75 5.46 113
2.37 41,121 1.80 1.75 6.00 126
2.04 24,564 0.98 (f) 0.76 (f) 7.36 (f) 51
3.20 60,706 1.25 (f) 0.78 (f) 5.55 (f) 6
(12.23) 25,439 0.90 0.75 4.63 120
16.40 94,051 0.87 0.75 4.99 196
(5.03) 80,728 0.86 0.75 5.47 80
6.10 101,560 0.76 0.75 6.45 113
3.52 139,777 0.79 0.75 6.95 126

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Flexible Income
Class
A
8/31/23(f) $ 18.93 $ 0.41 $ (0.30) $ 0.11 $ (0.70) $ — $ (0.70) $ 18.34
8/31/22(h) 22.27 0.72 (3.16) (2.44) (0.90) — (0.90) 18.93
9/30/21 21.36 0.81 1.04 1.85 (0.94) — (0.94) 22.27
9/30/20 22.06 0.88 (0.39) 0.49 (1.19) — (1.19) 21.36
9/30/19 21.44 1.02 0.76 1.78 (1.16) — (1.16) 22.06
9/30/18 22.13 1.01 (0.52) 0.49 (1.18) — (1.18) 21.44
Class
C
8/31/23(f) 18.90 0.34 (0.30) 0.04 (0.63) — (0.63) 18.31
8/31/22(h) 22.22 0.58 (3.15) (2.57) (0.75) — (0.75) 18.90
9/30/21 21.31 0.64 1.04 1.68 (0.77) — (0.77) 22.22
9/30/20 22.01 0.72 (0.39) 0.33 (1.03) — (1.03) 21.31
9/30/19 21.40 0.86 0.75 1.61 (1.00) — (1.00) 22.01
9/30/18 22.08 0.85 (0.52) 0.33 (1.01) — (1.01) 21.40
Class
R6
8/31/23(f) 19.06 0.44 (0.29) 0.15 (0.74) — (0.74) 18.47
8/31/22(h) 22.42 0.79 (3.19) (2.40) (0.96) — (0.96) 19.06
9/30/21 21.50 0.89 1.04 1.93 (1.01) — (1.01) 22.42
9/30/20 22.20 0.96 (0.40) 0.56 (1.26) — (1.26) 21.50
9/30/19 21.57 1.11 0.74 1.85 (1.22) — (1.22) 22.20
9/30/18 22.19 1.13 (0.51) 0.62 (1.24) — (1.24) 21.57
Class
I
8/31/23(f) 18.95 0.44 (0.30) 0.14 (0.73) — (0.73) 18.36
8/31/22(h) 22.29 0.77 (3.16) (2.39) (0.95) — (0.95) 18.95
9/30/21 21.38 0.87 1.03 1.90 (0.99) — (0.99) 22.29
9/30/20 22.08 0.93 (0.39) 0.54 (1.24) — (1.24) 21.38
9/30/19 21.47 1.08 0.74 1.82 (1.21) — (1.21) 22.08
9/30/18 22.16 1.07 (0.53) 0.54 (1.23) — (1.23) 21.47
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements)
divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended February 28, 2023.
(g)
Annualized.
(h)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
0.67% $ 212,917 1.02% (g) 0.96% (g) 4.51% (g) 14%
(11.18) 230,505 1.02 (g) 0.95 (g) 3.78 (g) 31
8.71 298,734 1.04 0.95 3.66 30
2.35 264,865 1.04 0.96 4.13 38
8.69 221,484 1.06 0.96 4.85 24
2.27 176,014 1.08 0.96 4.66 29
0.30 176,660 1.77 (g) 1.71 (g) 3.76 (g) 14
(11.81) 208,775 1.77 (g) 1.70 (g) 3.03 (g) 31
7.97 276,035 1.79 1.70 2.91 30
1.59 262,068 1.79 1.71 3.38 38
7.85 223,364 1.81 1.71 4.10 24
1.49 182,049 1.83 1.71 3.91 29
0.84 15,072 0.71 (g) 0.65 (g) 4.82 (g) 14
(10.96) 15,113 0.71 (g) 0.64 (g) 4.12 (g) 31
9.09 14,881 0.72 0.64 3.97 30
2.69 6,682 0.72 0.64 4.46 38
9.03 649 0.74 0.64 5.22 24
2.86 272 0.75 0.64 5.12 29
0.80 922,790 0.77 (g) 0.71 (g) 4.76 (g) 14
(11.00) 1,040,308 0.77 (g) 0.70 (g) 4.03 (g) 31
9.02 1,283,908 0.79 0.70 3.90 30
2.60 1,060,386 0.79 0.71 4.38 38
8.91 961,413 0.80 0.71 5.09 24
2.53 632,596 0.83 0.71 4.92 29

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
m
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Floating Rate Income
Class
A
8/31/23(e) $ 18.11 $ 0.61 $ (0.05) $ 0.56 $ (0.64) $ — $ (0.64) $ 18.03
8/31/22(g) 19.06 0.63 (0.93) (0.30) (0.65) — (0.65) 18.11
9/30/21 17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
9/30/20 19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
9/30/19 19.65 0.93 (0.56) 0.37 (0.94) — (0.94) 19.08
9/30/18 19.64 0.79 0.05 0.84 (0.83) — (0.83) 19.65
Class
C
8/31/23(e) 18.11 0.55 (0.06) 0.49 (0.57) — (0.57) 18.03
8/31/22(g) 19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
9/30/21 17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
9/30/20 19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
9/30/19 19.65 0.79 (0.56) 0.23 (0.80) — (0.80) 19.08
9/30/18 19.63 0.64 0.06 0.70 (0.68) — (0.68) 19.65
Class
R6
8/31/23(e) 18.21 0.65 (0.07) 0.58 (0.67) — (0.67) 18.12
8/31/22(g) 19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
9/30/21 17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
9/30/20 19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
9/30/19 19.73 1.06 (0.62) 0.44 (1.00) — (1.00) 19.17
9/30/18 19.68 0.90 0.02 0.92 (0.87) — (0.87) 19.73
Class
I
8/31/23(e) 18.14 0.63 (0.06) 0.57 (0.66) — (0.66) 18.05
8/31/22(g) 19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
9/30/21 17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
9/30/20 19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
9/30/19 19.67 0.97 (0.55) 0.42 (0.99) — (0.99) 19.10
9/30/18 19.65 0.84 0.05 0.89 (0.87) — (0.87) 19.67
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements)
divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended February 28, 2023.
(f)
Annualized.
(g)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
3.15% $ 235,363 0.96% (f) 6.89% (f) 13%
(1.61) 246,410 0.94 (f) 3.70 (f) 37
11.67 121,925 1.03 3.88 52
(1.81) 90,684 1.01 4.43 63
1.93 112,723 1.00 4.81 32
4.40 220,648 1.04 4.02 33
2.78 52,063 1.71 (f) 6.15 (f) 13
(2.30) 55,285 1.69 (f) 2.93 (f) 37
10.79 34,192 1.78 3.14 52
(2.50) 33,375 1.76 3.66 63
1.21 53,639 1.75 4.10 32
3.61 87,289 1.79 3.28 33
3.27 276,620 0.64 (f) 7.29 (f) 13
(1.29) 227,215 0.61 (f) 4.03 (f) 37
12.03 83,970 0.70 4.20 52
(1.46) 55,634 0.67 4.75 63
2.34 54,122 0.66 5.53 32
4.80 2,298 0.65 4.58 33
3.23 1,437,935 0.71 (f) 7.11 (f) 13
(1.32) 1,795,387 0.69 (f) 3.97 (f) 37
11.93 828,572 0.78 4.10 52
(1.56) 535,410 0.76 4.65 63
2.24 895,304 0.76 5.04 32
4.65 2,126,985 0.79 4.29 33

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
High Yield Income
Class
A
8/31/23(e) $ 17.09 $ 0.51 $ (0.16) $ 0.35 $ (0.48) $ — $ (0.48) $ 16.96
8/31/22(g) 19.77 0.77 (2.68) (1.91) (0.77) — (0.77) 17.09
9/30/21 18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
9/30/20 20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
9/30/19 20.14 1.03 0.07 1.10 (1.08) — (1.08) 20.16
9/30/18 20.36 1.04 (0.12) 0.92 (1.14) — (1.14) 20.14
Class
C
8/31/23(e) 17.08 0.45 (0.16) 0.29 (0.42) — (0.42) 16.95
8/31/22(g) 19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
9/30/21 18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
9/30/20 20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
9/30/19 20.11 0.88 0.08 0.96 (0.93) — (0.93) 20.14
9/30/18 20.33 0.89 (0.13) 0.76 (0.98) — (0.98) 20.11
Class
R6
8/31/23(e) 17.19 0.55 (0.15) 0.40 (0.52) — (0.52) 17.07
8/31/22(g) 19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
9/30/21 18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
9/30/20 20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
9/30/19 20.22 1.11 0.07 1.18 (1.15) — (1.15) 20.25
9/30/18 20.42 1.12 (0.13) 0.99 (1.19) — (1.19) 20.22
Class
I
8/31/23(e) 17.11 0.53 (0.16) 0.37 (0.50) — (0.50) 16.98
8/31/22(g) 19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
9/30/21 18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
9/30/20 20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
9/30/19 20.15 1.08 0.07 1.15 (1.13) — (1.13) 20.17
9/30/18 20.37 1.10 (0.13) 0.97 (1.19) — (1.19) 20.15
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Notes to Financial Statements for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements)
divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended February 28, 2023.
(f)
Annualized.
(g)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
2.13% $ 49,426 1.07% (f) 1.00% (f) 6.10% (f) 92%
(9.85) 50,895 1.05 (f) 1.00 (f) 4.54 (f) 116
12.44 53,994 1.06 0.99 4.40 134
(2.58) 39,747 1.04 1.00 5.43 128
5.73 47,647 1.04 1.00 5.22 70
4.68 52,494 1.04 1.00 5.19 43
1.75 15,609 1.82 (f) 1.75 (f) 5.34 (f) 92
(10.46) 18,123 1.80 (f) 1.75 (f) 3.76 (f) 116
11.61 30,391 1.81 1.75 3.69 134
(3.33) 36,222 1.80 1.75 4.70 128
4.94 54,408 1.80 1.75 4.47 70
3.93 63,854 1.79 1.75 4.43 43
2.32 14,543 0.67 (f) 0.60 (f) 6.59 (f) 92
(9.50) 7,779 0.67 (f) 0.62 (f) 4.94 (f) 116
12.87 7,568 0.70 0.63 4.78 134
(2.19) 6,567 0.68 0.63 5.82 128
6.09 6,651 0.68 0.64 5.58 70
5.09 7,064 0.68 0.64 5.54 43
2.25 403,113 0.82 (f) 0.75 (f) 6.34 (f) 92
(9.63) 458,620 0.80 (f) 0.75 (f) 4.77 (f) 116
12.69 579,139 0.81 0.74 4.66 134
(2.29) 427,818 0.79 0.75 5.67 128
5.98 492,539 0.79 0.75 5.45 70
4.93 586,060 0.79 0.75 5.45 43

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Preferred Securities and Income
Class
A
8/31/23(e) $ 15.49 $ 0.39 $ 0.04 $ 0.43 $ (0.42) $ — $ — $ (0.42) $ 15.50
8/31/22(g) 17.84 0.66 (2.25) (1.59) (0.73) — (0.03) (0.76) 15.49
9/30/21 16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
9/30/20 17.21 0.83 (0.45) 0.38 (0.86) — — (0.86) 16.73
9/30/19 16.75 0.90 0.46 1.36 (0.90) — — (0.90) 17.21
9/30/18 17.72 0.90 (0.97) (0.07) (0.90) — — (0.90) 16.75
Class
C
8/31/23(e) 15.50 0.34 0.03 0.37 (0.36) — — (0.36) 15.51
8/31/22(g) 17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
9/30/21 16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
9/30/20 17.21 0.70 (0.44) 0.26 (0.73) — — (0.73) 16.74
9/30/19 16.77 0.78 0.44 1.22 (0.78) — — (0.78) 17.21
9/30/18 17.73 0.77 (0.96) (0.19) (0.77) — — (0.77) 16.77
Class
R6
8/31/23(e) 15.53 0.42 0.04 0.46 (0.44) — — (0.44) 15.55
8/31/22(g) 17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
9/30/21 16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
9/30/20 17.25 0.89 (0.46) 0.43 (0.91) — — (0.91) 16.77
9/30/19 16.79 0.95 0.46 1.41 (0.95) — — (0.95) 17.25
9/30/18 17.74 0.97 (0.97) — (0.95) — — (0.95) 16.79
Class
I
8/31/23(e) 15.50 0.41 0.04 0.45 (0.44) — — (0.44) 15.51
8/31/22(g) 17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
9/30/21 16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
9/30/20 17.22 0.87 (0.45) 0.42 (0.90) — — (0.90) 16.74
9/30/19 16.77 0.95 0.44 1.39 (0.94) — — (0.94) 17.22
9/30/18 17.73 0.94 (0.95) (0.01) (0.95) — — (0.95) 16.77
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements)
divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended February 28, 2023.
(f)
Annualized.
(g)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
2.85% $ 508,605 1.01% (f) 5.23% (f) 6%
(9.07) 551,741 0.99 (f) 4.34 (f) 12
11.79 597,657 0.99 4.32 14
2.33 458,391 1.03 4.97 37
8.45 416,289 1.03 5.44 34
(0.39) 383,353 1.03 5.20 30
2.48 174,498 1.76 (f) 4.50 (f) 6
(9.72) 184,904 1.74 (f) 3.57 (f) 12
10.96 232,618 1.74 3.57 14
1.63 235,790 1.78 4.21 37
7.54 260,290 1.79 4.69 34
(1.07) 276,059 1.78 4.47 30
3.07 1,156,210 0.68 (f) 5.58 (f) 6
(8.84) 1,051,040 0.67 (f) 4.65 (f) 12
12.16 944,235 0.68 4.65 14
2.66 453,348 0.69 5.32 37
8.77 382,299 0.70 5.73 34
(0.01) 673,119 0.71 5.63 30
2.99 3,529,351 0.76 (f) 5.50 (f) 6
(8.91) 3,338,638 0.74 (f) 4.57 (f) 12
12.11 3,842,118 0.74 4.57 14
2.57 2,792,500 0.78 5.20 37
8.66 2,800,599 0.78 5.69 34
(0.09) 2,650,158 0.78 5.47 30

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Strategic Income
Class
A
8/31/23(e) $ 9.78 $ 0.23 $ (0.16) $ 0.07 $ (0.23) $ — $ — $ (0.23) $ 9.62
8/31/22(g) 9.66 0.07 0.12 0.19 (0.07) — — (0.07) 9.78
6/30/22 11.23 0.35 (1.59) (1.24) (0.33) — — (0.33) 9.66
6/30/21 10.69 0.34 0.53 0.87 (0.33) — — (0.33) 11.23
6/30/20 10.60 0.36 0.12 0.48 (0.39) — — (0.39) 10.69
6/30/19 10.17 0.40 0.38 0.78 (0.35) — — (0.35) 10.60
6/30/18 10.65 0.36 (0.43) (0.07) (0.21) — (0.20) (0.41) 10.17
Class
C
8/31/23(e) 9.73 0.19 (0.15) 0.04 (0.19) — — (0.19) 9.58
8/31/22(g) 9.61 0.05 0.13 0.18 (0.06) — — (0.06) 9.73
6/30/22 11.17 0.26 (1.57) (1.31) (0.25) — — (0.25) 9.61
6/30/21 10.64 0.26 0.52 0.78 (0.25) — — (0.25) 11.17
6/30/20 10.55 0.28 0.12 0.40 (0.31) — — (0.31) 10.64
6/30/19 10.12 0.32 0.39 0.71 (0.28) — — (0.28) 10.55
6/30/18 10.59 0.28 (0.42) (0.14) (0.13) — (0.20) (0.33) 10.12
Class
R6
8/31/23(e) 9.82 0.25 (0.16) 0.09 (0.25) — — (0.25) 9.66
8/31/22(g) 9.69 0.07 0.13 0.20 (0.07) — — (0.07) 9.82
6/30/22 11.27 0.39 (1.60) (1.21) (0.37) — — (0.37) 9.69
6/30/21 10.73 0.38 0.53 0.91 (0.37) — — (0.37) 11.27
6/30/20 10.64 0.40 0.12 0.52 (0.43) — — (0.43) 10.73
6/30/19 10.20 0.44 0.38 0.82 (0.38) — — (0.38) 10.64
6/30/18 10.67 0.39 (0.42) (0.03) (0.24) — (0.20) (0.44) 10.20
Class
I
8/31/23(e) 9.78 0.24 (0.16) 0.08 (0.24) — — (0.24) 9.62
8/31/22(g) 9.66 0.07 0.12 0.19 (0.07) — — (0.07) 9.78
6/30/22 11.23 0.37 (1.58) (1.21) (0.36) — — (0.36) 9.66
6/30/21 10.69 0.37 0.53 0.90 (0.36) — — (0.36) 11.23
6/30/20 10.60 0.39 0.12 0.51 (0.42) — — (0.42) 10.69
6/30/19 10.17 0.42 0.39 0.81 (0.38) — — (0.38) 10.60
6/30/18 10.65 0.38 (0.42) (0.04) (0.24) — (0.20) (0.44) 10.17
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Notes to Financial Statements for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements)
divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended February 28, 2023.
(f)
Annualized.
(g)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
0.74% $ 104,951 0.98% (f) 0.83% (f) 4.88% (f) 39%
1.94 105,182 1.02 (f) 0.84 (f) 3.99 (f) 10
(11.26) 102,000 0.93 0.83 3.19 75
8.25 139,845 0.95 0.84 3.07 128
4.63 101,886 0.97 0.84 3.42 62
7.89 87,084 0.96 0.84 3.90 54
(0.70) 106,805 0.93 0.83 3.41 124
0.36 13,956 1.73 (f) 1.58 (f) 4.10 (f) 39
1.82 18,212 1.77 (f) 1.59 (f) 3.23 (f) 10
(11.91) 19,754 1.68 1.58 2.43 75
7.39 30,993 1.70 1.59 2.33 128
3.84 37,285 1.72 1.59 2.71 62
7.11 42,024 1.71 1.59 3.15 54
(1.40) 59,612 1.68 1.58 2.66 124
0.93 238,504 0.64 (f) 0.49 (f) 5.22 (f) 39
2.10 240,575 0.69 (f) 0.51 (f) 4.31 (f) 10
(10.97) 236,581 0.59 0.49 3.59 75
8.59 67,689 0.62 0.51 3.40 128
4.96 59,099 0.63 0.50 3.77 62
8.24 50,127 0.62 0.50 4.26 54
(0.38) 46,588 0.60 0.50 3.75 124
0.86 300,898 0.73 (f) 0.58 (f) 5.10 (f) 39
1.99 329,623 0.77 (f) 0.59 (f) 4.23 (f) 10
(11.01) 333,270 0.68 0.58 3.46 75
8.51 424,677 0.70 0.59 3.32 128
4.86 395,502 0.72 0.59 3.71 62
8.15 400,059 0.71 0.59 4.15 54
(0.47) 493,098 0.68 0.58 3.67 124

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen
Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund (“Strategic Income”),
among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and Nuveen High Yield
Income Fund (“High Yield Income”), among others and Nuveen Investment Trust V is comprised of Nuveen Flexible Income Fund (“Flexible
Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund” and collectively the
“Funds”), as diversified funds. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. Nuveen Investment
Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27, 2006.
Current Fiscal Period
The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the "current fiscal period").
Investment Adviser and Sub-Advisers
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
None of the Trusts pay compensation directly to those of its directors/trustees or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each
Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Preferred Securities and Income Value
% of
Net Assets
Country:
United Kingdom $ 635,729,078 11.8%
Switzerland 403,852,965 7.5
France 296,262,975 5.5
Spain 137,396,773 2.6
Canada 132,046,708 2.5
Netherlands 120,788,637 2.3
Australia 109,627,743 2.0
Germany 79,297,714 1.5
Ireland 72,246,866 1.4
Other 179,833,765 3.3
Total non-U.S. Securities $2,167,083,224 40.4%

Notes to Financial Statements
(Unaudited) (continued)
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International
Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Bonds $ – $ 49,269,322 $ –** $ 49,269,322
Asset-Backed and Mortgage-Backed Securities – 18,045,604 – 18,045,604
Variable Rate Senior Loan Interests – 8,340,049 – 8,340,049
$1,000 Par (or similar) Institutional Preferred – 2,454,898 – 2,454,898
Sovereign Debt – 1,798,482 – 1,798,482
Contingent Capital Securities – 993,506 – 993,506
$25 Par (or similar) Retail Preferred 473,076 – – 473,076
Common Stocks – – 1,914*** 1,914
Investments Purchased with Collateral from Securities
Lending 4,600,887 – – 4,600,887
Total $ 5,073,963 $ 80,901,861 $ 1,914 $ 85,977,738
1

Notes to Financial Statements
(Unaudited) (continued)
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Bonds $ – $ 612,681,832 $ – $ 612,681,832
$1,000 Par (or similar) Institutional Preferred – 337,436,959 – 337,436,959
Common Stocks 205,859,770 – – 205,859,770
$25 Par (or similar) Retail Preferred 73,080,733 – – 73,080,733
Convertible Preferred Securities 28,388,934 – – 28,388,934
Structured Notes – 16,050,017 – 16,050,017
Convertible Bonds – 7,516,125 – 7,516,125
Investments Purchased with Collateral from Securities
Lending 42,551,356 – – 42,551,356
Short-Term Investments:
Repurchase Agreements – 32,631,972 – 32,631,972
Total $ 349,880,793 $ 1,006,316,905 $ – $ 1,356,197,698
1
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Variable Rate Senior Loan Interests $ – $ 1,652,197,635 $ – $ 1,652,197,635
Corporate Bonds – 292,049,642 3,820,702*** 295,870,344
Common Stocks 1,380,181 22,926,406 902,058*** 25,208,645
Exchange-Traded Funds 16,270,891 – – 16,270,891
Warrants 5,475 8,450,337 – 8,455,812
Convertible Preferred Securities – 238,064 – 238,064
Investments Purchased with Collateral from Securities
Lending 9,897,813 – – 9,897,813
Short-Term Investments:
Investment Companies 1,721,278 – – 1,721,278
Total $ 29,275,638 $ 1,975,862,084 $ 4,722,760 $ 2,009,860,482
1
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Bonds $ – $ 385,026,320 $ – $ 385,026,320
Variable Rate Senior Loan Interests – 54,406,435 – 54,406,435
Exchange-Traded Funds 19,796,807 – – 19,796,807
$1,000 Par (or similar) Institutional Preferred – 9,886,256 – 9,886,256
Common Stocks – 2,977,600 8,499*** 2,986,099
Warrants – 2,328,742 – 2,328,742
Investments Purchased with Collateral from Securities
Lending 15,346,961 – – 15,346,961
Short-Term Investments:
Investment Companies 18,115,055 – – 18,115,055
Total $ 53,258,823 $ 454,625,353 $ 8,499 $ 507,892,675
1
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred $ 32,581,755 $ 2,617,335,775 $ – $ 2,649,917,530
Contingent Capital Securities – 1,700,123,363 – 1,700,123,363
$25 Par (or similar) Retail Preferred 837,372,859 71,507,459 – 908,880,318
Investments Purchased with Collateral from Securities
Lending 117,883,151 – – 117,883,151
Short-Term Investments:
Repurchase Agreements – 27,440,640 – 27,440,640
Investments in Derivatives:
Futures Contracts**** (127,181) – – (127,181)
Total $ 987,710,584 $ 4,416,407,237 $ – $ 5,404,117,821
1

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Unfunded Commitments
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:
Participation Commitments
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Asset-Backed and Mortgage-Backed Securities $ – $ 307,948,798 $ – $ 307,948,798
Corporate Bonds – 182,315,227 –** 182,315,227
$1,000 Par (or similar) Institutional Preferred – 55,201,778 – 55,201,778
Sovereign Debt – 47,872,235 – 47,872,235
Variable Rate Senior Loan Interests – 21,059,657 – 21,059,657
Contingent Capital Securities – 19,061,412 – 19,061,412
$25 Par (or similar) Retail Preferred 1,227,336 1,474,600 – 2,701,936
Investments Purchased with Collateral from Securities
Lending 10,719,249 – – 10,719,249
Short-Term Investments:
Repurchase Agreements – 20,969,919 – 20,969,919
Investments in Derivatives:
Futures Contracts**** (459,348) – – (459,348)
Credit Default Swaps**** – 90,468 – 90,468
Total $ 11,487,237 $ 655,994,094 $ – $ 667,481,331
1
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
*** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
**** Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
Fund
Outstanding
Unfunded Senior Loan
Commitments
Credit Income
$ —
Flexible Income
—
Floating Rate Income
1,462,052
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—

Notes to Financial Statements
(Unaudited) (continued)
of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions and investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Credit Income Corporate Bonds $4,243,527 $4,406,387
Contingent Capital Securities 181,274 194,500
Total $4,424,801 $4,600,887
Flexible Income $1,000 Par (or similar) Institutional Preferred $29,486,191 $30,248,403
Corporate Bonds 11,683,270 12,302,953
Total $41,169,461 $42,551,356
Floating Rate Income Corporate Bonds $5,295,520 $5,493,068
Exchange-Traded Funds 4,189,979 4,299,979
Common Stocks 93,391 104,766
Total $9,578,890 $9,897,813
High Yield Income Corporate Bonds $14,787,121 $15,346,961
Preferred Securities and Income $1,000 Par (or similar) Institutional Preferred $84,043,524 $87,583,690
Contingent Capital Securities 25,690,171 26,538,540
$25 Par (or similar) Retail Preferred 3,664,420 3,760,921
Total $113,398,115 $117,883,151
Strategic Income Corporate Bonds $ 7,082,576 $7,332,353
$1,000 Par (or similar) Institutional Preferred 2,013,267 2,080,683
Sovereign Debt 1,266,746 1,306,213
Total $10,362,589 $10,719,249
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Flexible Income Fixed Income Clearing Corporation $32,631,972 $(33,284,668)
Preferred Securities and Income Fixed Income Clearing Corporation 27,440,640 (27,989,509)
Strategic Income Fixed Income Clearing Corporation 20,969,919 (21,389,376)

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Credit Default Swap Contracts
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss.
Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/
or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of
Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
During the current fiscal period, Credit Income used credit default index swap contracts to gain broad exposure to the high yield bond market.
Strategic Income used credit default swap index contracts to reduce the credit risk of its high yield bond allocation.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Fund
Purchases
Sales and
Maturities
Credit Income
$ 44,113,129 $ 70,315,655
Flexible Income
185,053,646 307,528,605
Floating Rate Income
282,751,598 627,330,534
High Yield Income
427,815,169 445,787,041
Preferred Securities and Income
492,389,567 282,832,278
Strategic Income
244,746,970 256,437,763

Notes to Financial Statements
(Unaudited) (continued)
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the Funds’ swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Preferred Securities and Income and Strategic Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
Fund
Average Notional Amount of
Credit Default Swaps Outstanding*
Credit Income $ 1,650,000
Strategic Income $ 2,166,667
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Strategic Income
Credit
Swaps (OTC
Uncleared)
Unrealized
appreciation on
credit default
swaps** $90,468 - $-
** Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps***
Gross
Unrealized
(Depreciation)
Credit Default
Swaps***
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Credit
Default Swaps
Premium
Paid
(Received)
Collateral
Pledged
to (from)
Counterparty Net Exposure
Strategic
Income
Morgan Stanley Capital
Services LLC $90,468 $-   $90,468 $(249,561) $371,700 $212,607
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Swaps
Change in Net Unrealized
Appreciation (Depreciation)
of Swaps
Credit Income Credit Swaps $(23,932) $79,080
Strategic Income Credit Swaps $40,283 $ 90,468

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
Preferred Securities and Income $139,445,010
Strategic Income $124,465,241
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Preferred Securities and
Income
Interest rate
Futures
contracts
Receivable for variation
margin on futures contracts** $(127,181) - $-
Strategic Income
Interest rate
Futures
contracts
Receivable for variation
margin on futures contracts** $199,695
Payable for variation margin
on futures contracts** $(659,043)
** Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation)
of Futures Contracts
Preferred Securities and Income Interest rate Future contracts $1,655,118 $(127,181)
Strategic Income Interest rate Future contracts $189,935 $(1,360,407)

Notes to Financial Statements
(Unaudited) (continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
2/28/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Credit Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 541,212 $3,338,758 60,356 $385,630 1,318,841 $9,494,449
Class A - automatic conversion of Class C
Shares 5,037 32,265 198 1,368 181 1,298
Class C 39,387 246,443 44,595 286,664 108,118 767,238
Class I 1,350,986 8,593,804 5,580,492 36,045,244 8,821,750 64,215,598
Shares issued to shareholders due to reinvestment of distributions:
Class A 222,801 1,385,723 67,327 431,100 382,466 2,700,475
Class C 34,984 217,211 10,584 67,651 67,514 477,445
Class I 122,242 762,446 59,662 381,752 350,312 2,516,058
2,316,649 14,576,650 5,823,214 37,599,409 11,049,182 80,172,561
Shares redeemed:
Class A (1,147,764) (7,118,862) (213,920) (1,369,798) (3,950,941) (28,481,462)
Class C (239,324) (1,492,724) (80,232) (513,994) (781,245) (5,508,093)
Class C - automatic conversion to Class A
Shares (5,044) (32,265) (199) (1,368) (181) (1,298)
Class I (7,102,134) (44,904,126) (195,615) (1,252,865) (17,717,847) (128,315,850)
(8,494,266) (53,547,977) (489,966) (3,138,025) (22,450,214) (162,306,703)
Net increase (decrease) (6,177,617) $(38,971,327) 5,333,248 $34,461,384 (11,401,032) $(82,134,142)
Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Flexible Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 1,071,539 $19,846,728 2,051,982 $43,395,542 3,908,647 $86,693,116
Class A - automatic conversion of Class C
Shares 1,046 19,618 773 15,063 4,029 88,963
Class C 182,678 3,365,239 968,231 20,585,586 2,268,130 50,169,131
Class R6 92,235 1,735,035 240,094 5,174,437 494,981 11,097,087
Class I 5,193,544 96,232,290 14,965,232 315,344,066 19,629,637 435,944,594
Shares issued to shareholders due to reinvestment of distributions:
Class A 448,126 8,178,989 560,789 11,581,424 538,418 11,936,665
Class C 348,361 6,345,112 426,470 8,794,848 424,858 9,395,795
Class R6 12,997 238,900 16,294 337,096 12,715 283,470
Class I 1,996,333 36,487,441 2,644,023 54,621,376 2,348,984 52,151,620
9,346,859 172,449,352 21,873,888 459,849,438 29,630,399 657,760,441
Shares redeemed:
Class A (2,088,059) (38,477,314) (3,853,653) (79,032,714) (3,436,627) (76,080,859)
Class C (1,909,628) (35,436,257) (2,769,780) (56,610,478) (2,561,954) (56,616,512)
Class C - automatic conversion to Class A
Shares (19,618) (1,049) (774) (15,063) (4,038) (88,963)
Class R6 (82,021) (1,502,753) (127,357) (2,578,883) (154,768) (3,450,716)
Class I (11,823,592) (217,514,757) (20,312,303) (413,125,433) (13,983,751) (310,238,395)
(15,922,918) (292,932,130) (27,063,867) (551,362,571) (20,141,138) (446,475,445)
Net increase (decrease) (6,576,059) $(120,482,778) (5,189,979) $(91,513,133) 9,489,261 $211,284,996

Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Floating Rate Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 3,831,268 $68,368,210 13,551,835 $253,448,417 3,057,096 $57,723,358
Class A - automatic conversion of Class C
Shares 883 15,934 56 1,071 168 3,138
Class C 618,027 11,018,762 1,889,053 35,301,463 426,509 8,050,219
Class R6 4,356,470 78,156,201 10,599,284 200,849,228 1,213,886 22,572,822
Class I 29,325,744 524,322,545 114,760,443 2,145,693,666 29,640,494 559,966,794
Shares issued to shareholders due to reinvestment of distributions:
Class A 402,708 7,189,401 317,556 5,847,005 156,481 2,930,167
Class C 86,501 1,544,262 63,152 1,163,862 51,823 969,296
Class R6 449,086 8,064,670 328,684 6,097,582 174,422 3,285,824
Class I 2,967,631 53,025,591 2,683,635 49,477,323 1,283,649 24,079,369
42,038,318 751,705,576 144,193,698 2,697,879,617 36,004,528 679,580,987
Shares redeemed:
Class A (4,781,987) (85,395,649) (6,663,962) (122,682,242) (1,911,842) (35,575,148)
Class C (867,528) (15,525,090) (694,359) (12,792,746) (559,193) (10,414,528)
Class C - automatic conversion to Class A
Shares (883) (15,934) (56) (1,071) (168) (3,138)
Class R6 (2,017,900) (36,416,712) (2,831,644) (52,794,499) (116,078) (2,202,856)
Class I (51,618,844) (924,611,700) (61,877,403) (1,141,389,325) (17,555,830) (329,163,438)
(59,287,142) (1,061,965,085) (72,067,424) (1,329,659,883) (20,143,111) (377,359,108)
Net increase (decrease) (17,248,824) $(310,259,509) 72,126,274 $1,368,219,734 15,861,417 $302,221,879
Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
High Yield Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 682,080 $11,447,635 1,500,570 $27,860,791 1,520,705 $29,402,853
Class A - automatic conversion of Class C
Shares 4,604 78,366 398 7,093 5,972 117,155
Class C 79,412 1,346,528 118,553 2,182,576 189,392 3,702,756
Class R6 417,651 7,107,161 112,595 2,087,033 115,018 2,253,904
Class I 2,737,419 46,454,027 15,485,412 287,038,217 13,486,053 261,943,830
Shares issued to shareholders due to reinvestment of distributions:
Class A 77,691 1,306,423 110,743 2,030,857 107,438 2,094,316
Class C 22,933 385,103 42,446 783,152 73,557 1,428,123
Class R6 23,630 400,310 17,923 329,845 18,076 353,647
Class I 695,526 11,704,176 1,153,933 21,220,370 1,355,185 26,421,644
4,740,946 80,229,729 18,542,573 343,539,934 16,871,396 327,718,228
Shares redeemed:
Class A (827,715) (13,963,866) (1,365,824) (25,180,847) (1,049,758) (20,206,270)
Class C (237,832) (4,012,906) (638,471) (11,894,931) (676,630) (13,154,080)
Class C - automatic conversion to Class A
Shares (4,606) (78,366) (398) (7,093) (5,978) (117,155)
Class R6 (41,539) (706,406) (58,891) (1,088,848) (105,319) (2,056,147)
Class I (6,493,416) (109,947,209) (19,103,934) (352,072,284) (8,666,649) (168,890,433)
(7,605,108) (128,708,753) (21,167,518) (390,244,003) (10,504,334) (204,424,085)
Net increase (decrease) (2,864,162) $(48,479,024) (2,624,945) $(46,704,069) 6,367,062 $123,294,143

Notes to Financial Statements
(Unaudited) (continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Six Months Ended
2/28/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Preferred Securities and Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 6,157,775 $93,713,405 10,359,212 $171,859,699 11,922,417 $210,085,022
Class A - automatic conversion of Class C
Shares 1,436 21,307 552 9,091 7,509 132,718
Class A - automatic conversion of Class R3
Shares — — — — 251,245 4,479,699
Class C 921,395 14,036,853 1,408,003 23,688,870 2,577,549 45,555,914
Class R3
(1)
— — — — 86,505 1,512,818
Class R6 17,569,140 269,876,924 39,902,273 661,420,867 37,067,835 656,128,075
Class I 75,728,210 1,150,092,819 97,231,970 1,610,251,971 90,130,117 1,593,509,790
Shares issued to shareholders due to reinvestment of distributions:
Class A 831,382 12,586,438 1,422,197 23,479,939 1,271,233 22,429,537
Class C 260,612 3,949,510 458,851 7,595,861 498,716 8,791,619
Class R3
(1)
— — — — 6,683 117,913
Class R6 1,993,658 30,307,777 2,821,696 46,663,173 1,882,645 33,386,241
Class I 5,361,132 81,323,577 8,809,478 145,747,766 7,802,803 137,837,268
108,824,740 1,655,908,610 162,414,232 2,690,717,237 153,505,257 2,713,966,614
Shares redeemed:
Class A (9,805,954) (148,667,083) (9,651,585) (160,212,474) (7,352,832) (129,339,236)
Class C (1,861,428) (28,241,603) (2,967,859) (49,210,602) (4,122,450) (72,507,967)
Class C - automatic conversion to Class A
Shares (1,435) (21,307) (552) (9,091) (7,505) (132,718)
Class R3
(1)
— — — — (21,135) (375,110)
Class R3 - automatic conversion to Class A
Shares — — — — (249,565) (4,479,699)
Class R6 (12,863,063) (196,065,152) (27,827,832) (464,961,000) (13,198,700) (232,626,251)
Class I (68,964,489) (1,044,723,310) (105,798,930) (1,750,308,020) (49,578,571) (874,628,412)
(93,496,369) (1,417,718,455) (146,246,758) (2,424,701,187) (74,530,758) (1,314,089,393)
Net increase (decrease) 15,328,371 $238,190,155 16,167,474 $266,016,050 78,974,499 $1,399,877,221
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
2/28/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Strategic Income Shares Amount Shares Amount Shares Amount
Shares sold:
Class A 1,882,096 $17,913,617 449,641 $4,418,739 2,074,903 $22,023,970
Class A - automatic conversion of Class C
Shares 5 45 1,692 17,629 1,698 17,693
Class C 177,198 1,673,705 27,874 269,737 175,027 1,905,437
Class R6 1,236,341 11,805,467 234,052 2,294,446 19,948,897 225,387,789
Class I 7,575,047 72,646,838 3,902,489 38,374,636 10,873,634 115,818,601
Shares issued to shareholders due to reinvestment of distributions:
Class A 220,158 2,091,954 62,109 610,080 294,729 3,152,123
Class C 31,148 294,171 10,661 104,186 55,381 589,068
Class R6 608,218 5,799,611 179,604 1,771,429 800,966 8,544,118
Class I 573,784 5,448,339 179,158 1,759,556 837,346 8,929,302
12,303,995 117,673,747 5,047,280 49,620,438 35,062,581 386,368,101
Shares redeemed:
Class A (1,950,293) (18,566,514) (323,423) (3,165,099) (4,264,306) (45,949,857)
Class C (622,055) (5,879,694) (221,537) (2,156,843) (947,420) (10,091,244)
Class C - automatic conversion to Class A
Shares (5) (45) (1,701) (17,629) (1,706) (17,693)
Class R6 (1,654,893) (16,002,280) (318,704) (3,137,555) (2,343,991) (24,558,640)
Class I (10,579,832) (100,712,859) (4,895,084) (47,878,799) (15,013,236) (157,577,479)
(14,807,078) (141,161,392) (5,760,449) (56,355,925) (22,570,659) (238,194,913)
Net increase (decrease) (2,503,083) $(23,487,645) (713,169) $(6,735,487) 12,491,922 $148,173,188

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes  were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 91,914,220 $ 507,763 $ (6,444,245) $ (5,936,482)
Flexible Income
1,478,561,605 23,306,439 (145,670,346) (122,363,907)
Floating Rate Income
2,081,989,715 28,185,015 (100,314,248) (72,129,233)
High Yield Income
531,760,100 6,317,252 (30,184,677) (23,867,425)
Preferred Securities and Income
5,737,460,416 39,963,385 (373,305,980) (333,342,595)
Strategic Income
736,188,947 1,975,953 (70,933,130) (68,957,177)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ — $ — $ (8,715,034) $ (134,175,790) $ — $ (593,780) $ (143,484,604)
Flexible Income
18,275,324 — (180,348,408) (93,968,944) — (6,283,539) (262,325,567)
Floating Rate Income
10,263,157 — (94,320,658) (208,818,190) — (10,108,933) (302,984,624)
High Yield Income
2,247,772 — (53,957,543) (179,788,682) — (2,484,837) (233,983,290)
Preferred Securities and
Income
— — (353,207,795) (197,374,914) — (24,083,283) (574,665,992)
Strategic Income
3,184,616 — (77,075,716) (51,047,183) — (2,773,288) (127,711,571)
Fund
Short-Term Long-Term Total
Credit Income
$ 45,528,173 $ 88,647,617 $ 134,175,790
Flexible Income
57,414,734 36,554,210 93,968,944
Floating Rate Income
48,559,269 160,258,921 208,818,190
High Yield Income
24,483,847 155,304,835 179,788,682
Preferred Securities and Income
103,663,738 93,711,176 197,374,914
Strategic Income
30,510,750 20,536,433 51,047,183

Notes to Financial Statements
(Unaudited) (continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for Credit Income and Strategic Income, making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 28, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Average Daily Net
Assets
Credit
Income
Flexible
Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Credit Income
0 .2000%
Flexible Income
0 .1588%
Floating Rate Income
0 .1588%
High Yield Income
0 .1588%
Preferred Securities and Income
0 .1588%
Strategic Income
0 .1965%

Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which amounted is disclosed below, is recognized in "Other income" on the Statement of Operations.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2024 N/A
Flexible Income 0.75% July 31, 2024 1.25%
Floating Rate Income 0.85% July 31, 2024 1.10%
High Yield Income 0.79% July 31, 2024 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2024 N/A
N/A - Not Applicable.
Fund
Amount
Credit Income
$ —
Flexible Income
50,326
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Credit Income
$ 8,833 $ 7,753
Flexible Income
73,743 67,019
Floating Rate Income
96,461 91,728
High Yield Income
11,953 10,416
Preferred Securities and Income
425,050 386,182
Strategic Income
27,242 25,345

Notes to Financial Statements
(Unaudited) (continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen were as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
Fund
Commission
Advances
Credit Income
$ 1,252
Flexible Income
38,200
Floating Rate Income
100,111
High Yield Income
2,583
Preferred Securities and Income
198,347
Strategic Income
14,561
Fund
12b-1 Fees
Retained
Credit Income
$ 3,112
Flexible Income
94,138
Floating Rate Income
75,130
High Yield Income
5,986
Preferred Securities and Income
110,056
Strategic Income
8,575
Fund
CDSC
Retained
Credit Income
$ 50
Flexible Income
12,653
Floating Rate Income
62,992
High Yield Income
1,730
Preferred Securities and Income
48,417
Strategic Income
13,650
Fund Nuveen Owned Shares
Flexible Income -%*
Floating Rate Income -%*
*Rounds to less than 1%.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Credit Income
$ 16,400,000
Flexible Income
—
Floating Rate Income
35,200,000
High Yield Income
35,800,000
Preferred Securities and Income
15,000,000
Strategic Income
337,430
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Credit Income
38 $ 2,412,219 4.73%
Flexible Income
— — —
Floating Rate Income
64 17,282,813 4.59
High Yield Income
4 35,800,000 3.53
Preferred Securities and Income
8 10,312,500 5.22
Strategic Income
4 337,430 5.53

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Basis Point:
One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.
Beta:
A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.
Bloomberg Capital Securities Index:
An Index designed to measure the performance of USD-denominated preferred securities, including Tier 1 and Tier 2 securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index:
An issuer-constrained version of the U.S.
Corporate High Yield Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market that limits each issuer to 2% of the index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Commercial Mortgage-Backed Securities (CMBS):
Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multi-family housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to
CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s
CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the

Glossary of Terms Users in the Report
(Unaudited) (continued)

trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Credit Suisse Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Flexible Income Blended Benchmark:
Consists of: 1) 50% ICE BofA U.S. Corporate Index (defined herein), and 2) 50%
ICE BofA U.S. High Yield Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Hybrid Security:
A hybrid security combines two or more different financial instruments. A hybrid security generally combines both debt and equity characteristics.
ICE BofA Contingent Capital Securities (USD Hedged) Index:
An index designed to measure the performance of all
contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and sub-investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Fixed Rate Preferred Securities Index:
An Index designed to measure the performance of investment
grade fixed-rate, USD-denominated preferred securities issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Corporate Index:
An index comprised of USD-denominated investment grade, fixed-rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining to maturity and a minimum amount outstanding of $250 million. Index returns assume reinvestment of distributions, but do not include the effects of any sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index:
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Flexible Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Flexible Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Global High Yield Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Global High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper High Yield Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Loan Participation Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Loan Participation Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Sector Income Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Multi-Sector Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Mortgage-Backed Securities (MBS):
Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS) or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-
agency RMBS, depending on the issuer.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Option-adjusted spread (OAS):
The option-adjusted spread (OAS) for a fixed-income security is the amount of yield that would need to be added to each of the discount rates used to value each of the security’s cash flows (typically based on the yields of U.S. Treasury securities) so that the sum of the discounted value of all of the security’s cash flows matches its market price, using a dynamic pricing model that takes into account any embedded options, such as call features, applicable to the security.
Preferred Securities and Income Blended Benchmark (effective January 29, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index (defined herein), and 2) 35% Bloomberg Capital Securities Index (defined herein)
through December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index (defined herein), and 2)
40% ICE USD Contingent Capital Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Preferred Securities and Income Blended Benchmark (through January 28, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index (defined herein), and 2) 35% Bloomberg Capital Securities Index (see Fund’s
current Blended Benchmark) until December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities
Index (defined herein), and 2) 40% ICE BofA Contingent Capital Securities (USD Hedged) Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the Fund’s dividends paid deduction.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the “Funds”)
has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Funds’ liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the “Board”) previously designated Nuveen
Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the ”LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Prog ram has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen Floating Rate Income Fund determined that it would hold a minimum of 10% of its assets in highly liquid investments, and Nuveen High Yield Income Fund determined that it would hold a minimum of
20% of its assets in highly liquid investments. Both Funds maintained at least that amount during the Review period.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-TFI-0223D 2809363-INV-B-04/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: May 5, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: May 5, 2023